UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.5%
Auto Manufacturers – 3.8%
Ford Motor Co.	11,744	$141,750
General Motors Co.	4,697	149,224
Total Auto Manufacturers		290,974

Banks – 16.6%
Banco de Chile (Chile)(a)	3,628	244,164
Grupo Aval Acciones y Valores SA (Colombia)(a)(b)	35,384	312,441
Grupo Financiero Santander Mexico SAB de CV, Class B (Mexico)(a)	29,717	261,509
PacWest Bancorp	3,526	151,301
Woori Bank (South Korea)(a)(b)	9,537	299,939
Total Banks		1,269,354

Commercial Services – 4.6%
Macquarie Infrastructure Corp.	2,383	198,361
R.R. Donnelley & Sons Co.*	10,001	157,216
Total Commercial Services		355,577

Diversified Financial Services – 3.7%
Navient Corp.	9,485	137,248
Waddell & Reed Financial, Inc., Class A	8,035	145,916
Total Diversified Financial Services		283,164

Electric – 7.7%
Endesa Americas SA (Chile)(a)	11,282	154,563
Exelon Corp.	2,917	97,107
Huaneng Power International, Inc. (China)(a)	13,395	336,349
Total Electric		588,019

Engineering & Construction – 5.0%
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)(a)	8,096	380,998

Gas – 1.8%
CenterPoint Energy, Inc.	5,793	134,571

Mining – 3.5%
Vedanta Ltd. (India)(a)	25,598	265,451

Oil & Gas – 16.4%
CNOOC Ltd. (China)(a)	2,534	320,526
CVR Energy, Inc.(b)	15,295	210,612
Helmerich & Payne, Inc.(b)	2,174	146,310
HollyFrontier Corp.(b)	5,995	146,877
PBF Energy, Inc., Class A(b)	7,468	169,076
Western Refining, Inc.	9,682	256,186
Total Oil & Gas		1,249,587

Pipelines – 2.4%
ONEOK, Inc.	3,508	180,276

Private Equity – 2.2%
Apollo Global Management LLC, Class A	9,599	172,398

Real Estate Investment Trusts – 14.2%
Annaly Capital Management, Inc.	14,768	155,064
Colony Capital, Inc., Class A	7,542	137,490
Corrections Corp. of America	7,425	102,985
HCP, Inc.	4,522	171,610
Hospitality Properties Trust	6,131	182,213
OMEGA Healthcare Investors, Inc.(b)	5,693	201,817
Starwood Property Trust, Inc.	5,986	134,805
Total Real Estate Investment Trusts		1,085,984

Retail – 3.7%
Gamestop Corp., Class A(b)	4,820	132,984
Staples, Inc.	17,310	148,000
Total Retail		280,984

Telecommunications – 12.3%
AT&T, Inc.	3,122	126,784
CenturyLink, Inc.	6,895	189,130
Chunghwa Telecom Co. Ltd. (Taiwan)(a)	7,138	250,044
Frontier Communications Corp.(b)	25,272	105,132
PLDT, Inc. (Philippines)(a)	7,588	270,664
Total Telecommunications		941,754

Toys/Games/Hobbies – 1.6%
Mattel, Inc.	4,100	124,148

Total Common Stocks (Cost $7,421,276)		7,603,239

MONEY MARKET FUND – 0.7%
Goldman Sachs Financial Square Fund, 0.44%(c) (Cost $53,162)	53,162	53,162

See accompanying Notes to Schedules of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS – 14.2%(d)
Citibank NA, dated 09/30/16, due 10/03/16, 0.52%, total to be received $108,358, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $110,476)	$108,356	$108,356
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $162,537, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $165,239)	162,535	162,535
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $252,204, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $256,518)	252,200	252,200
HSBC Securities USA, Inc., dated 09/30/16, due 10/03/16, 0.46%, total to be received $252,203, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.13%, 10/03/16-07/15/37, totaling $256,962)	252,200	252,200
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $56,065, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $57,046)	56,064	56,064
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $252,204, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $256,620)	252,200	252,200
Total Repurchase Agreements (Cost $1,083,555)		1,083,555
Total Investments – 114.4% (Cost $8,557,993)		8,739,956
Liabilities in Excess of Other Assets – (14.4%)		(1,102,812)
Net Assets – 100.0%		$7,637,144

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,050,060; the aggregate market value of the collateral held by the fund is $1,083,555.
(c)	Rate shown reflects the 7-day yield as of September 30, 2016.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Auto Manufacturers	3.8%
Banks	16.6
Commercial Services	4.6
Diversified Financial Services	3.7
Electric	7.7
Engineering & Construction	5.0
Gas	1.8
Mining	3.5
Oil & Gas	16.4
Pipelines	2.4
Private Equity	2.2

See accompanying Notes to Schedules of Investments.

ADVISORSHARES ATHENA HIGH DIVIDEND ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets
Real Estate Investment Trusts	14.2%
Retail	3.7
Telecommunications	12.3
Toys/Games/Hobbies	1.6
Money Market Fund	0.7
Repurchase Agreements	14.2
Total Investments	114.4
Liabilities in Excess of Other Assets	(14.4)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.1%
Airlines – 0.7%
SkyWest, Inc.	865	$22,845

Auto Manufacturers – 0.4%
Wabash National Corp.*(a)	816	11,620

Auto Parts & Equipment – 2.0%
Cooper Tire & Rubber Co.	370	14,068
Douglas Dynamics, Inc.	535	17,088
Gentherm, Inc.*	223	7,007
Spartan Motors, Inc.	1,230	11,783
Superior Industries International, Inc.	370	10,789
Total Auto Parts & Equipment		60,735

Banks – 3.7%
BancFirst Corp.	156	11,312
Cardinal Financial Corp.	526	13,723
Central Pacific Financial Corp.	468	11,789
Chemical Financial Corp.	339	14,960
Eagle Bancorp, Inc.*	454	22,396
Hancock Holding Co.	370	11,999
TriState Capital Holdings, Inc.*(a)	905	14,616
WashingtonFirst Bankshares, Inc.	487	11,985
Total Banks		112,780

Beverages – 0.6%
Boston Beer Co., Inc. (The), Class A*	49	7,608
Primo Water Corp.*	847	10,274
Total Beverages		17,882

Biotechnology – 2.4%
Acorda Therapeutics, Inc.*	281	5,867
ANI Pharmaceuticals, Inc.*(a)	183	12,142
ARIAD Pharmaceuticals, Inc.*	1,244	17,030
Cambrex Corp.*	486	21,608
Ligand Pharmaceuticals, Inc.*(a)	183	18,677
Total Biotechnology		75,324

Building Materials – 2.3%
AAON, Inc.	348	10,030
Drew Industries, Inc.	174	17,056
Gibraltar Industries, Inc.*	535	19,875
Louisiana-Pacific Corp.*	611	11,505
NCI Building Systems, Inc.*	941	13,729
Total Building Materials		72,195

Chemicals – 1.5%
Balchem Corp.	156	12,095
Ferro Corp.*	892	12,318
Innospec, Inc.	183	11,128
Rayonier Advanced Materials, Inc.	727	9,720
Total Chemicals		45,261

Coal – 0.4%
SunCoke Energy, Inc.	1,642	13,169

Commercial Services – 7.0%
ABM Industries, Inc.	290	11,513
Alarm.com Holdings, Inc.*	428	12,352
American Public Education, Inc.*	361	7,151
AMN Healthcare Services, Inc.*(a)	419	13,353
Apollo Education Group, Inc.*	1,303	10,359
CEB, Inc.	116	6,318
DeVry Education Group, Inc.	232	5,350
Grand Canyon Education, Inc.*	312	12,602
Green Dot Corp., Class A*(a)	410	9,455
HealthEquity, Inc.*	395	14,951
Insperity, Inc.	321	23,317
Kelly Services, Inc., Class A	526	10,110
Korn/Ferry International	397	8,337
LendingTree, Inc.*(a)	67	6,493
LifeLock, Inc.*	727	12,301
Navigant Consulting, Inc.*	620	12,536
On Assignment, Inc.*	254	9,218
Quad/Graphics, Inc.	544	14,536
ServiceSource International, Inc.*	2,051	10,009
Weight Watchers International, Inc.*(a)	486	5,015
Total Commercial Services		215,276

Computers – 5.7%
3D Systems Corp.*	602	10,806
Barracuda Networks, Inc.*	593	15,110
Carbonite, Inc.*	885	13,593
Convergys Corp.	397	12,077
Fleetmatics Group PLC*	290	17,394
Insight Enterprises, Inc.*	373	12,141
Mentor Graphics Corp.	486	12,850
Qualys, Inc.*	254	9,700
Silver Spring Networks, Inc.*	845	11,982
Stratasys Ltd.*	468	11,274
Sykes Enterprises, Inc.*	330	9,283
Unisys Corp.*(a)	1,186	11,552
Varonis Systems, Inc.*	424	12,762
Vocera Communications, Inc.*	892	15,075
Total Computers		175,599

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services – 1.7%
Ellie Mae, Inc.*	205	$21,587
INTL FCstone, Inc.*	388	15,074
WageWorks, Inc.*	263	16,019
Total Diversified Financial Services		52,680

Electric – 0.4%
Avista Corp.	303	12,662

Electrical Components & Equipment – 0.8%
Insteel Industries, Inc.	342	12,394
Powell Industries, Inc.	290	11,615
Total Electrical Components & Equipment		24,009

Electronics – 0.9%
ESCO Technologies, Inc.	241	11,187
TTM Technologies, Inc.*	1,329	15,217
Total Electronics		26,404

Energy - Alternate Sources – 1.0%
FutureFuel Corp.	883	9,960
Pacific Ethanol, Inc.*(a)	1,733	11,975
Renewable Energy Group, Inc.*(a)	1,039	8,801
Total Energy - Alternate Sources		30,736

Engineering & Construction – 2.0%
Argan, Inc.	397	23,498
Comfort Systems USA, Inc.	486	14,245
Dycom Industries, Inc.*	147	12,022
Exponent, Inc.(a)	232	11,846
Total Engineering & Construction		61,611

Entertainment – 1.1%
Churchill Downs, Inc.	116	16,977
Marriott Vacations Worldwide Corp.	232	17,010
Total Entertainment		33,987

Environmental Control – 0.5%
Casella Waste Systems, Inc., Class A*	1,360	14,008

Food – 1.9%
Dean Foods Co.	633	10,381
Fresh Del Monte Produce, Inc.	339	20,306
Sanderson Farms, Inc.	147	14,160
SpartanNash Co.	468	13,535
Total Food		58,382

Hand / Machine Tools – 0.4%
Kennametal, Inc.	410	11,898

Healthcare - Products – 6.3%
BioTelemetry, Inc.*	551	10,232
CryoLife, Inc.	749	13,160
Halyard Health, Inc.*	330	11,438
ICU Medical, Inc.*	116	14,660
Inogen, Inc.*	223	13,358
LeMaitre Vascular, Inc.	682	13,531
LivaNova PLC*	174	10,459
Luminex Corp.*	544	12,359
Masimo Corp.*	339	20,167
Merit Medical Systems, Inc.*	700	17,003
NuVasive, Inc.*	185	12,332
OraSure Technologies, Inc.*	1,271	10,130
Orthofix International NV*	223	9,538
Surmodics, Inc.*	408	12,277
Vascular Solutions, Inc.*	254	12,250
Total Healthcare - Products		192,894

Healthcare - Services – 1.5%
Amedisys, Inc.*	486	23,056
Healthways, Inc.*	481	12,727
LHC Group, Inc.*	321	11,839
Total Healthcare - Services		47,622

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	303	9,475
iRobot Corp.*(a)	330	14,513
Total Home Furnishings		23,988

Household Products / Wares – 1.2%
ACCO Brands Corp.*	999	9,630
Central Garden & Pet Co.*(a)	584	15,184
Helen of Troy Ltd.*	147	12,667
Total Household Products / Wares		37,481

Insurance – 2.0%
Employers Holdings, Inc.	339	10,112
Fidelity & Guaranty Life	379	8,789
MBIA, Inc.*	1,417	11,038
NMI Holdings, Inc., Class A*	1,604	12,223
United Insurance Holdings Corp.	544	9,237
Universal Insurance Holdings, Inc.	455	11,466
Total Insurance		62,865

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Internet – 2.4%
Groupon, Inc.*(a)	2,876	$14,811
Mimecast Ltd.*	781	14,941
RingCentral, Inc., Class A*	504	11,925
Shopify, Inc. (Canada)*	299	12,833
Stamps.com, Inc.*(a)	116	10,963
WebMD Health Corp.*(a)	147	7,306
Total Internet		72,779

Iron / Steel – 1.2%
AK Steel Holding Corp.*(a)	2,711	13,094
Cliffs Natural Resources, Inc.*(a)	1,846	10,799
Schnitzer Steel Industries, Inc., Class A	617	12,896
Total Iron / Steel		36,789

Leisure Time – 1.1%
Callaway Golf Co.	1,351	15,685
Nautilus, Inc.*	749	17,017
Total Leisure Time		32,702

Lodging – 0.8%
Belmond Ltd., Class A (United Kingdom)*	1,019	12,952
Monarch Casino & Resort, Inc.*	455	11,452
Total Lodging		24,404

Machinery - Diversified – 1.0%
Alamo Group, Inc.	183	12,058
Briggs & Stratton Corp.	388	7,236
Chart Industries, Inc.*	379	12,443
Total Machinery - Diversified		31,737

Mining – 1.1%
Century Aluminum Co.*	1,498	10,411
Hecla Mining Co.	2,136	12,175
Stillwater Mining Co.*	914	12,211
Total Mining		34,797

Miscellaneous Manufacturing – 2.5%
Fabrinet (Thailand)*	486	21,671
Harsco Corp.	1,085	10,774
John Bean Technologies Corp.	290	20,459
Smith & Wesson Holding Corp.*(a)	883	23,479
Total Miscellaneous Manufacturing		76,383

Office Furnishings – 0.6%
Herman Miller, Inc.	330	9,438
HNI Corp.	222	8,836
Total Office Furnishings		18,274

Oil & Gas – 1.5%
Callon Petroleum Co.*	825	12,953
Carrizo Oil & Gas, Inc.*	254	10,318
Denbury Resources, Inc.*	3,789	12,238
Matador Resources Co.*	501	12,194
Total Oil & Gas		47,703

Oil & Gas Services – 1.9%
Archrock, Inc.	998	13,054
Flotek Industries, Inc.*(a)	785	11,414
McDermott International, Inc.*(a)	2,207	11,057
Newpark Resources, Inc.*	1,582	11,643
Oil States International, Inc.*	354	11,176
Total Oil & Gas Services		58,344

Packaging & Containers – 0.5%
Greif, Inc., Class A	321	15,918

Pharmaceuticals – 2.5%
Amphastar Pharmaceuticals, Inc.*	682	12,938
Anika Therapeutics, Inc.*	281	13,446
Corcept Therapeutics, Inc.*	2,038	13,247
Prestige Brands Holdings, Inc.*	263	12,695
Supernus Pharmaceuticals, Inc.*	524	12,958
Xencor, Inc.*	536	13,127
Total Pharmaceuticals		78,411

Real Estate – 1.4%
Alexander & Baldwin, Inc.	281	10,796
Four Corners Property Trust, Inc.	513	10,942
HFF, Inc., Class A	339	9,387
St Joe Co. (The)*(a)	575	10,569
Total Real Estate		41,694

Real Estate Investment Trusts – 6.5%
Acadia Realty Trust	281	10,184
Agree Realty Corp.	330	16,315
CareTrust REIT, Inc.	727	10,745
Columbia Property Trust, Inc.	483	10,814
CoreSite Realty Corp.	232	17,177
EastGroup Properties, Inc.	174	12,799
Getty Realty Corp.	485	11,606
Hersha Hospitality Trust	606	10,920
iStar, Inc.*	1,061	11,385

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Lexington Realty Trust	1,080	$11,124
Mack-Cali Realty Corp.	428	11,650
Pennsylvania Real Estate Investment Trust	490	11,285
Rexford Industrial Realty, Inc.	495	11,331
Summit Hotel Properties, Inc.	807	10,620
Sunstone Hotel Investors, Inc.	860	10,999
Urstadt Biddle Properties, Inc., Class A	511	11,354
Washington Real Estate Investment Trust	330	10,270
Total Real Estate Investment Trusts		200,578

Retail – 3.2%
Arcos Dorados Holdings, Inc., Class A (Uruguay)*	2,136	11,257
BJ's Restaurants, Inc.*	290	10,309
Chuy's Holdings, Inc.*(a)	303	8,466
Freshpet, Inc.*	1,130	9,775
J.C. Penney Co., Inc.*(a)	1,320	12,170
Jack in the Box, Inc.	183	17,557
MarineMax, Inc.*	477	9,993
Potbelly Corp.*	700	8,701
Wendy's Co. (The)	932	10,066
Total Retail		98,294

Savings & Loans – 2.2%
Banc of California, Inc.	562	9,812
Bank Mutual Corp.	1,226	9,416
Flagstar Bancorp, Inc.*	446	12,376
Northfield Bancorp, Inc.	776	12,494
Northwest Bancshares, Inc.	807	12,678
OceanFirst Financial Corp.	612	11,787
Total Savings & Loans		68,563

Semiconductors – 7.0%
Amkor Technology, Inc.*	1,663	16,164
Brooks Automation, Inc.	923	12,562
CEVA, Inc.*	517	18,131
FormFactor, Inc.*	1,102	11,957
Inphi Corp.*	660	28,717
Intersil Corp., Class A	765	16,777
MaxLinear, Inc., Class A*(a)	972	19,702
Mellanox Technologies Ltd. (Israel)*	241	10,423
Nova Measuring Instruments Ltd. (Israel)*	1,004	11,867
Power Integrations, Inc.	204	12,858
Rudolph Technologies, Inc.*	1,021	18,113
Silicon Laboratories, Inc.*	205	12,054
Tessera Technologies, Inc.	446	17,144
Ultratech, Inc.*	419	9,671
Total Semiconductors		216,140

Software – 5.8%
2U, Inc.*(a)	348	13,325
Blackbaud, Inc.	147	9,752
CommVault Systems, Inc.*	232	12,326
Computer Programs & Systems, Inc.	174	4,534
CyberArk Software Ltd. (Israel)*	214	10,608
Digi International, Inc.*	997	11,366
Ebix, Inc.	379	21,546
HubSpot, Inc.*	204	11,755
Interactive Intelligence Group, Inc.*	202	12,148
MINDBODY, Inc., Class A*	709	13,939
Paycom Software, Inc.*(a)	241	12,081
Progress Software Corp.*	388	10,554
RealPage, Inc.*	513	13,184
Synchronoss Technologies, Inc.*	263	10,830
Zynga, Inc., Class A*	3,839	11,172
Total Software		179,120

Telecommunications – 3.8%
Cincinnati Bell, Inc.*	2,696	11,000
DigitalGlobe, Inc.*	428	11,770
Extreme Networks, Inc.*	2,773	12,451
Gigamon, Inc.*(a)	348	19,070
Iridium Communications, Inc.*(a)	1,048	8,499
LogMeIn, Inc.	223	20,157
NETGEAR, Inc.*	232	14,034
NeuStar, Inc., Class A*(a)	410	10,902
Sonus Networks, Inc.*	1,079	8,394
Total Telecommunications		116,277

Textiles – 0.7%
Culp, Inc.	370	11,015
UniFirst Corp.	89	11,735
Total Textiles		22,750

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS (continued)
Transportation – 0.7%
Atlas Air Worldwide Holdings, Inc.*	196	$8,393
GasLog Ltd. (Monaco)	788	11,465
Navigator Holdings Ltd. (United Kingdom)*(a)	428	3,077
Total Transportation		22,935

Trucking & Leasing – 0.5%
GATX Corp.	156	6,950
Greenbrier Cos., Inc. (The)	196	6,919
Total Trucking & Leasing		13,869

Total Common Stocks (Cost $2,754,363)		3,022,374

MONEY MARKET FUND – 0.1%
STIT - Government & Agency Portfolio, Institutional Class, 0.31%(b) (Cost $1,715)	1,715	1,715

REPURCHASE AGREEMENTS – 9.7%(c)
Citibank NA, dated 09/30/16, due 10/03/16, 0.48%, total to be received $4,469, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $4,556)	$4,469	4,469
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $250,004, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $254,280)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $43,513, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $44,274)	43,512	43,512
Total Repurchase Agreements (Cost $297,981)		297,981
Total Investments – 107.9%
(Cost $3,054,059)		3,322,070
Liabilities in Excess of Other Assets – (7.9%)		(243,538)
Net Assets – 100.0%		$3,078,532

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $370,873; the aggregate market value of the collateral held by the fund is $381,439. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $83,458.
(b)	Rate shown reflects the 7-day yield as of September 30, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Airlines	0.7%
Auto Manufacturers	0.4
Auto Parts & Equipment	2.0
Banks	3.7
Beverages	0.6
Biotechnology	2.4
Building Materials	2.3
Chemicals	1.5
Coal	0.4

See accompanying Notes to Schedules of Investments.

ADVISORSHARES CORNERSTONE SMALL CAP ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets
Commercial Services	7.0%
Computers	5.7
Diversified Financial Services	1.7
Electric	0.4
Electrical Components & Equipment	0.8
Electronics	0.9
Energy - Alternate Sources	1.0
Engineering & Construction	2.0
Entertainment	1.1
Environmental Control	0.5
Food	1.9
Hand / Machine Tools	0.4
Healthcare - Products	6.3
Healthcare - Services	1.5
Home Furnishings	0.8
Household Products / Wares	1.2
Insurance	2.0
Internet	2.4
Iron / Steel	1.2
Leisure Time	1.1
Lodging	0.8
Machinery - Diversified	1.0
Mining	1.1
Miscellaneous Manufacturing	2.5
Office Furnishings	0.6
Oil & Gas	1.5
Oil & Gas Services	1.9
Packaging & Containers	0.5
Pharmaceuticals	2.5
Real Estate	1.4
Real Estate Investment Trusts	6.5
Retail	3.2
Savings & Loans	2.2
Semiconductors	7.0
Software	5.8
Telecommunications	3.8
Textiles	0.7
Transportation	0.7
Trucking & Leasing	0.5
Money Market Fund	0.1
Repurchase Agreements	9.7
Total Investments	107.9
Liabilities in Excess of Other Assets	(7.9)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

(Formerly AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF)

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.6%
Airlines – 2.4%
Latam Airlines Group SA (Chile)*(a)(b)	44,883	$364,450

Banks – 6.5%
BBVA Banco Frances SA (Argentina)(b)	33,012	656,608
Sberbank of Russia PJSC (Russia)(b)	35,054	330,209
Total Banks		986,817

Beverages – 2.2%
Heineken NV (Netherlands)(b)	7,762	340,441

Building Materials – 2.6%
CRH PLC (Ireland)(b)	11,709	389,558

Chemicals – 5.4%
Sinopec Shanghai Petrochemical Co., Ltd. (China)(a)(b)	7,054	360,953
Sociedad Quimica y Minera de Chile SA (Chile)(b)	16,888	454,287
Total Chemicals		815,240

Commercial Services – 9.8%
New Oriental Education & Technology Group, Inc. (China)*(b)	10,205	473,104
RELX PLC (United Kingdom)(b)	21,312	408,338
TAL Education Group (China)*(b)	8,479	600,652
Total Commercial Services		1,482,094

Cosmetics / Personal Care – 1.9%
Svenska Cellulosa AB SCA (Sweden)(b)	9,801	290,600

Electric – 13.5%
Empresa Distribuidora Y Comercializadora Norte (Argentina)*(a)(b)	47,267	935,887
Pampa Energia SA (Argentina)*(a)(b)	34,498	1,117,735
Total Electric		2,053,622

Electronics – 0.6%
Allegion PLC	1,229	84,690

Food – 2.7%
Cosan Ltd., Class A (Brazil)	57,784	413,156

Hand / Machine Tools – 2.1%
Techtronic Industries Co., Ltd. (Hong Kong)(b)	16,458	322,906

Healthcare - Products – 7.4%
Orthofix International NV*	9,828	420,344
Sysmex Corp. (Japan)(b)	18,886	697,460
Total Healthcare - Products		1,117,804

Insurance – 2.6%
Chubb Ltd.	3,184	400,070

Internet – 3.4%
Ctrip.com International Ltd. (China)*(b)	11,127	518,184

Iron / Steel – 4.1%
Cia Siderurgica Nacional SA (Brazil)*(b)	85,592	236,234
Ternium SA (Luxembourg)(b)	19,521	383,197
Total Iron / Steel		619,431

Mining – 8.6%
AngloGold Ashanti Ltd. (South Africa)*(b)	19,471	309,978
Cia de Minas Buenaventura SAA (Peru)*(b)	27,800	384,752
Newcrest Mining Ltd. (Australia)(a)(b)	15,525	261,907
Sibanye Gold Ltd. (South Africa)(a)(b)	25,279	357,192
Total Mining		1,313,829

Oil & Gas – 3.0%
Petroleo Brasileiro SA (Brazil)*(b)	48,223	449,921

Real Estate – 7.2%
Cresud SACIF y A (Argentina)*(a)(b)	21,572	385,276
IRSA Inversiones y Representaciones SA (Argentina)*(b)	19,294	366,393
Xinyuan Real Estate Co., Ltd. (China)(a)(b)	54,662	345,464
Total Real Estate		1,097,133

Semiconductors – 4.4%
Silicon Motion Technology Corp. (Taiwan)(b)	12,878	666,952

Software – 2.8%
SAP SE (Germany)(a)(b)	4,581	418,749

Telecommunications – 5.4%
Nice Ltd. (Israel)(b)	6,318	422,927
NTT DOCOMO, Inc. (Japan)(b)	15,975	405,925
Total Telecommunications		828,852
Total Common Stocks (Cost $14,845,470)		14,974,499

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

(Formerly AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF)

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares/Principal	Value
MONEY MARKET FUND – 1.5%
Invesco Government & Agency Portfolio - Private Investment Class, 0.13%(c) (Cost $223,475)	223,475	$223,475
REPURCHASE AGREEMENTS – 7.9%(d)
BNP Paribas Securities Corp., dated 09/30/16, due 10/03/16, 0.50%, total to be received $280,581, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 10/15/16-09/09/49, totaling $284,862)	$280,577	280,577
Citibank NA, dated 09/30/16, due 10/03/16, 0.52%, total to be received $120,550, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $122,907)	120,548	120,548
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $180,826, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $183,831)	180,823	180,823
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $280,581, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $285,381)	280,577	280,577
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $62,367, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $63,458)	62,366	62,366
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $280,581, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $285,495)	280,577	280,577
Total Repurchase Agreements (Cost $1,205,468)		1,205,468
Total Investments – 108.0% (Cost $16,274,413)		16,403,442
Liabilities in Excess of Other Assets – (8.0%)		(1,211,765)
Net Assets – 100.0%		$15,191,677

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,169,135; the aggregate market value of the collateral held by the fund is $1,205,468.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2016.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Airlines	2.4%
Banks	6.5
Beverages	2.2
Building Materials	2.6
Chemicals	5.4
Commercial Services	9.8
Cosmetics / Personal Care	1.9
Electric	13.5
Electronics	0.6
Food	2.7

See accompanying Notes to Schedules of Investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

(Formerly AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF)

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets
Hand / Machine Tools	2.1%
Healthcare - Products	7.4
Insurance	2.6
Internet	3.4
Iron / Steel	4.1
Mining	8.6
Oil & Gas	3.0
Real Estate	7.2
Semiconductors	4.4
Software	2.8
Telecommunications	5.4
Money Market Fund	1.5
Repurchase Agreements	7.9
Total Investments	108.0
Liabilities in Excess of Other Assets	(8.0)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES EQUITYPRO ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares/ Principal	Value
EXCHANGE TRADED FUNDS – 85.5%
Equity Fund – 85.5%
Energy Select Sector SPDR Fund	11,380	$803,542
First Trust Dow Jones Internet Index Fund*(a)	12,220	996,663
Guggenheim S&P 500 Equal Weight Consumer Staples ETF	18,852	2,307,108
iShares MSCI EAFE ETF	24,368	1,440,880
PowerShares Dynamic Pharmaceuticals Portfolio	7,896	486,709
SPDR Dow Jones Industrial Average ETF Trust	12,246	2,238,324
SPDR S&P 500 ETF Trust	15,050	3,255,315
Technology Select Sector SPDR Fund	42,710	2,040,684
VanEck Vectors Oil Services ETF	5,551	162,533
Total Exchange Traded Funds (Cost $13,090,357)		13,731,758

MONEY MARKET FUND – 14.8%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.28%(b) (Cost $2,371,096)	2,371,096	2,371,096

REPURCHASE AGREEMENTS – 2.2%(c)
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $250,004, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $254,280)	$250,000	250,000
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $106,020, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $107,876)	106,018	106,018
Total Repurchase Agreements (Cost $356,018)		356,018
Total Investments – 102.5% (Cost $15,817,471)		16,458,872
Liabilities in Excess of Other Assets – (2.5%)		(402,192)
Net Assets – 100.0%		$16,056,680

ETF - Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $348,257; the aggregate market value of the collateral held by the fund is $356,018.
(b)	Rate shown reflects the 7-day yield as of September 30, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	85.5%
Money Market Fund	14.8
Repurchase Agreements	2.2
Total Investments	102.5
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.0%
Aerospace/Defense – 6.2%
HEICO Corp.	2,267	$156,876

Auto Manufacturers – 4.5%
Ford Motor Co.	9,428	113,796

Banks – 8.6%
Signature Bank*	919	108,855
Wells Fargo & Co.	2,456	108,752
Total Banks		217,607

Biotechnology – 4.9%
Biogen, Inc.*	398	124,586

Computers – 4.2%
Cognizant Technology Solutions Corp., Class A*	2,192	104,580

Diversified Financial Services – 4.2%
Alliance Data Systems Corp.*	497	106,622

Environmental Control – 4.1%
Stericycle, Inc.*	1,273	102,018

Food – 5.0%
Hormel Foods Corp.	3,297	125,055

Hand / Machine Tools – 4.6%
Snap-on, Inc.	767	116,553

Healthcare - Products – 12.2%
C.R. Bard, Inc.	664	148,922
Stryker Corp.	1,352	157,386
Total Healthcare - Products		306,308

Insurance – 5.8%
Aflac, Inc.	2,031	145,968

Machinery - Diversified – 5.1%
Wabtec Corp.	1,573	128,436

Pharmaceuticals – 4.3%
Express Scripts Holding Co.*	1,533	108,123

Retail – 9.6%
Bed Bath & Beyond, Inc.	2,743	118,251
Ross Stores, Inc.	1,940	124,742
Total Retail		242,993

Software – 14.7%
Cerner Corp.*	1,995	123,191
Fiserv, Inc.*	1,233	122,647
Microsoft Corp.	2,169	124,934
Total Software		370,772
Total Common Stocks (Cost $2,451,622)		2,470,293

MONEY MARKET FUND – 2.0%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.14%(a) (Cost $49,499)	49,499	49,499
Total Investments – 100.0% (Cost $2,501,121)		2,519,792
Other Assets in Excess of Liabilities – 0.0%**		156
Net Assets – 100.0%		$2,519,948

*	Non-income producing security.
**	Less than 0.05%.
(a)	Rate shown reflects the 7-day yield as of September 30, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	6.2%
Auto Manufacturers	4.5
Banks	8.6
Biotechnology	4.9
Computers	4.2
Diversified Financial Services	4.2
Environmental Control	4.1
Food	5.0
Hand / Machine Tools	4.6
Healthcare - Products	12.2
Insurance	5.8
Machinery - Diversified	5.1
Pharmaceuticals	4.3
Retail	9.6
Software	14.7
Money Market Fund	2.0
Total Investments	100.0

See accompanying Notes to Schedules of Investments.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
	% of
	Net Assets
Other Assets in Excess of Liabilities	0.0	%**
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GARTMAN GOLD/EURO ETF

Schedule of Investments (Consolidated)†

September 30, 2016 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 64.6%
BNY Mellon Cash Reserve, 0.01%(a) (Cost $18,102,795)	18,102,795	$18,102,795

Total Investments – 64.6% (Cost $18,102,795)		18,102,795
Other Assets in Excess of Liabilities – 35.4%		9,905,474
Net Assets – 100.0%		$28,008,269

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedule of Investments.
(a)	Rate shown reflects the 7-day yield as of September 30, 2016.

Futures contracts outstanding as of September 30, 2016:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
EURO Currency	Interactive Brokers LLC	December 2016	(203)	$(28,602,201)	$(28,615,388)	$(13,187)
Gold 100 Oz.	Interactive Brokers LLC	December 2016	215	28,551,377	28,317,650	(233,727)
						$(246,914)

Cash posted as collateral to broker for futures contracts was $9,954,860 at September 30, 2016.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GARTMAN GOLD/YEN ETF

Schedule of Investments (Consolidated)†

September 30, 2016 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 64.6%
BNY Mellon Cash Reserve, 0.01%(a) (Cost $16,217,080)	16,217,080	$16,217,080

Total Investments – 64.6% (Cost $16,217,080)		16,217,080
Other Assets in Excess of Liabilities – 35.4%		8,884,074
Net Assets – 100.0%		$25,101,154

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedule of Investments.
(a)	Rate shown reflects the 7-day yield as of September 30, 2016.

Futures contracts outstanding as of September 30, 2016:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at September 30, 2016	Unrealized Appreciation (Depreciation)
Gold 100 Oz.	Interactive Brokers LLC	December 2016	191	$25,348,501	$25,156,610	$(191,891)
Japanese Yen Currency	Interactive Brokers LLC	December 2016	(206)	(25,179,131)	(25,468,038)	(288,907)
						$(480,798)

Cash posted as collateral to broker for futures contracts was $8,933,258 at September 30, 2016.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 63.7%
Apparel – 1.5%
NIKE, Inc., Class B	794	$41,804
VF Corp.	517	28,978
Total Apparel		70,782

Auto Parts & Equipment – 0.2%
Tenneco, Inc.*	136	7,925

Banks – 3.6%
Boston Private Financial Holdings, Inc.	1,176	15,088
Northern Trust Corp.	734	49,905
Royal Bank of Canada (Canada)	240	14,870
TCF Financial Corp.	1,944	28,208
Tompkins Financial Corp.(a)	791	60,440
Total Banks		168,511

Biotechnology – 2.3%
Amgen, Inc.	199	33,195
Gilead Sciences, Inc.	375	29,670
Illumina, Inc.*	138	25,069
Ionis Pharmaceuticals, Inc.*(a)	498	18,247
Total Biotechnology		106,181

Building Materials – 1.2%
Geberit AG (Switzerland)(b)	327	14,310
Masco Corp.	1,191	40,863
Total Building Materials		55,173

Chemicals – 1.5%
Novozymes A/S (Denmark)(b)	1,574	69,823

Commercial Services – 2.8%
Automatic Data Processing, Inc.	522	46,040
Bright Horizons Family Solutions, Inc.*	531	35,519
ManpowerGroup, Inc.	239	17,270
MarketAxess Holdings, Inc.	187	30,965
Total Commercial Services		129,794

Computers – 1.1%
Apple, Inc.	450	50,872

Cosmetics/Personal Care – 3.3%
Estee Lauder Cos., Inc. (The), Class A	288	25,505
Procter & Gamble Co. (The)	522	46,850
Unilever NV (United Kingdom)(c)	1,174	54,121
Unilever PLC (United Kingdom)(b)	569	26,971
Total Cosmetics/Personal Care		153,447

Diversified Financial Services – 1.2%
MasterCard, Inc., Class A	534	54,345

Electronics – 1.9%
Agilent Technologies, Inc.	396	18,648
Fortive Corp.	90	4,581
Johnson Controls International PLC	725	33,734
Waters Corp.*	196	31,064
Total Electronics		88,027

Energy - Alternate Sources – 0.9%
First Solar, Inc.*(a)	578	22,825
Vestas Wind Systems A/S (Denmark)(b)	664	18,187
Total Energy - Alternate Sources		41,012

Environmental Control – 2.4%
TETRA Tech, Inc.	795	28,199
Tomra Systems ASA (Norway)(b)	6,972	81,781
Total Environmental Control		109,980

Food – 3.2%
JM Smucker Co. (The)	172	23,313
Kroger Co. (The)	1,244	36,922
Nestle SA (Switzerland)(b)	345	27,262
Sprouts Farmers Market, Inc.*(a)	1,394	28,786
SunOpta, Inc. (Canada)*	4,745	33,499
Total Food		149,782

Healthcare - Products – 4.6%
Abbott Laboratories	599	25,332
Becton, Dickinson and Co.	107	19,231
Boston Scientific Corp.*	2,435	57,953
Danaher Corp.	180	14,110
Henry Schein, Inc.*	75	12,224
Hologic, Inc.*	1,781	69,156
Thermo Fisher Scientific, Inc.	97	15,429
Total Healthcare - Products		213,435

Healthcare - Services – 0.3%
Amedisys, Inc.*	302	14,327

Household Products/Wares – 0.6%
Church & Dwight Co., Inc.	623	29,854

Insurance – 2.9%
Aflac, Inc.	847	60,874
Storebrand ASA (Norway)*(b)	4,050	40,014
Voya Financial, Inc.	1,089	31,385
Total Insurance		132,273

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Internet – 3.7%
Alphabet, Inc., Class A*	85	$68,345
eBay, Inc.*	856	28,162
F5 Networks, Inc.*	268	33,404
Facebook, Inc., Class A*	201	25,782
FireEye, Inc.*(a)	989	14,568
Total Internet		170,261

Iron/Steel – 0.6%
Nucor Corp.	607	30,016

Machinery - Diversified – 2.7%
Rockwell Automation, Inc.	344	42,085
Xylem, Inc.	1,547	81,140
Total Machinery - Diversified		123,225

Media – 0.1%
Discovery Communications, Inc., Class A*(a)	273	7,349

Miscellaneous Manufacturing – 2.0%
3M Co.	45	7,930
AptarGroup, Inc.	598	46,291
CLARCOR, Inc.	240	15,600
Illinois Tool Works, Inc.	176	21,092
Total Miscellaneous Manufacturing		90,913

Office/Business Equipment – 0.2%
Xerox Corp.	764	7,739

Packaging & Containers – 0.5%
Sealed Air Corp.	518	23,735

Pharmaceuticals – 2.8%
Cardinal Health, Inc.	291	22,610
Novartis AG (Switzerland)(b)	557	43,981
Perrigo Co. PLC	287	26,499
Teva Pharmaceutical Industries Ltd. (Israel)(b)	796	36,624
Total Pharmaceuticals		129,714

Real Estate Investment Trusts – 0.9%
Prologis, Inc.	497	26,610
Urban Edge Properties(a)	551	15,505
Total Real Estate Investment Trusts		42,115

Retail – 4.3%
Costco Wholesale Corp.	179	27,299
CVS Health Corp.	623	55,441
Kingfisher PLC (United Kingdom)(b)	2,246	22,056
Panera Bread Co., Class A*(a)	34	6,620
Starbucks Corp.	786	42,554
Target Corp.	638	43,818
Total Retail		197,788

Semiconductors – 4.9%
Analog Devices, Inc.	532	34,287
Intel Corp.	637	24,047
IPG Photonics Corp.*(a)	330	27,175
NXP Semiconductors NV (Netherlands)*	435	44,374
QUALCOMM, Inc.	665	45,553
Xilinx, Inc.	925	50,265
Total Semiconductors		225,701

Software – 3.9%
Adobe Systems, Inc.*	595	64,581
Allscripts Healthcare Solutions, Inc.*	764	10,062
Citrix Systems, Inc.*	102	8,692
Fiserv, Inc.*	718	71,420
Microsoft Corp.	320	18,432
Oracle Corp.	184	7,228
Total Software		180,415

Telecommunications – 0.7%
AT&T, Inc.	569	23,107
Cisco Systems, Inc.	255	8,089
Total Telecommunications		31,196

Transportation – 0.6%
Canadian National Railway Co. (Canada)	410	26,814

Water – 0.3%
Severn Trent PLC (United Kingdom)(b)	473	15,545
Total Common Stocks (Cost $2,688,842)		2,948,069

U.S. GOVERNMENT AGENCY SECURITIES – 16.9%
Federal National Mortgage Association, 3.76%, 05/01/43	332,905	362,178
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43	120,167	122,201

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares/Principal	Value
U.S. GOVERNMENT AGENCY SECURITIES (continued)
Government National Mortgage Association, Class AC, Series 2015-160, 2.60%, 01/16/56@	148,195	$149,824
Government National Mortgage Association, Class AE, Series 2015-41, 2.90%, 09/16/56@	141,158	146,449
Total U.S. Government Agency Securities (Cost $771,658)		780,652

ASSET BACKED SECURITIES – 14.4%
SBA, 4.34%, 07/25/38@	110,130	125,290
SBA, 4.39%, 02/25/39@	141,157	162,257
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	140,929	154,182
SBAP, Class 1, Series 2010-20A, 4.38%, 01/01/30	108,416	118,819
Toyota Auto Receivables 2016-B Owner Trust, Class A2A, Series 2016-B, 1.02%, 10/15/18	25,000	25,011
U.S. SBA, Class 1, Series 2010-10A, 4.11%, 03/10/20	76,647	80,529
Total Asset Backed Securities (Cost $668,196)		666,088

MUNICIPAL BONDS – 2.3%
Health & Educational Facilities Authority of The State of Missouri, 3.69%, 02/15/47	25,000	27,264
New York State Environmental Facilities Corp., 3.11%, 07/15/39	80,000	78,044
Total Municipal Bonds (Cost $105,472)		105,308

REPURCHASE AGREEMENTS – 1.9%(d)
Citibank NA, dated 09/30/16, due 10/03/16, 0.53%, total to be received $8,834, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $9,007)	$8,834	8,834
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $13,251, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $13,471)	13,251	13,251
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $66,257, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $67,416)	66,256	66,256
Total Repurchase Agreements (Cost $88,341)		88,341
Total Investments – 99.2% (Cost $4,322,509)		4,588,458
Other Assets in Excess of Liabilities – 0.8%		38,026
Net Assets – 100.0%		$4,626,484

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $138,686; the aggregate market value of the collateral held by the fund is $142,595. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $54,254.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES GLOBAL ECHO ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Apparel	1.5%
Asset Backed Securities	14.4
Auto Parts & Equipment	0.2
Banks	3.6
Biotechnology	2.3
Building Materials	1.2
Chemicals	1.5
Commercial Services	2.8
Computers	1.1
Cosmetics/Personal Care	3.3
Diversified Financial Services	1.2
Electronics	1.9
Energy - Alternate Sources	0.9
Environmental Control	2.4
Food	3.2
Healthcare - Products	4.6
Healthcare - Services	0.3
Household Products/Wares	0.6
Insurance	2.9
Internet	3.7
Iron/Steel	0.6
Machinery - Diversified	2.7
Media	0.1
Miscellaneous Manufacturing	2.0
Municipal Bond	2.3
Office/Business Equipment	0.2
Packaging & Containers	0.5
Pharmaceuticals	2.8
Real Estate Investment Trusts	0.9
Retail	4.3
Semiconductors	4.9
Software	3.9
Telecommunications	0.7
Transportation	0.6
U.S. Government Agency Securities	16.9
Water	0.3
Repurchase Agreements	1.9
Total Investments	99.2
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 90.6%
Advertising – 2.0%
Innocean Worldwide, Inc. (South Korea)	760	$50,513

Aerospace/Defense – 1.0%
LIG Nex1 Co. Ltd. (South Korea)	329	24,764

Agriculture – 1.0%
Easy Bio, Inc. (South Korea)	4,414	25,049

Airlines – 1.4%
Hanjin Kal Corp. (South Korea)	2,108	35,792

Apparel – 3.0%
Handsome Co. Ltd. (South Korea)	1,365	50,319
Youngone Corp. (South Korea)	717	24,120
Total Apparel		74,439

Auto Manufacturers – 2.5%
Hyundai Motor Co. (South Korea)	493	60,654

Auto Parts & Equipment – 3.3%
Halla Holdings Corp. (South Korea)	367	22,526
Hyundai Mobis Co. Ltd. (South Korea)	238	59,427
Total Auto Parts & Equipment		81,953

Banks – 1.5%
Industrial Bank of Korea (South Korea)	3,412	37,021

Biotechnology – 0.9%
Hugel, Inc. (South Korea)*	29	11,215
Seegene, Inc. (South Korea)*	369	11,961
Total Biotechnology		23,176

Chemicals – 7.6%
AK Holdings, Inc. (South Korea)	447	24,474
KCC Corp. (South Korea)	139	49,915
Kumho Petrochemical Co. Ltd. (South Korea)	414	26,276
LG Chem Ltd. (South Korea)	112	24,559
Lotte Chemical Corp. (South Korea)	231	62,503
Total Chemicals		187,727

Computers – 3.6%
Samsung SDS Co. Ltd. (South Korea)	282	39,432
SK Holdings Co. Ltd. (South Korea)	261	50,240
Total Computers		89,672

Cosmetics / Personal Care – 2.9%
Amorepacific Corp. (South Korea)	172	60,751
Cosmax, Inc. (South Korea)	89	12,243
Total Cosmetics / Personal Care		72,994

Distribution / Wholesale – 2.0%
Hanwha Corp. (South Korea)	784	24,951
LG International Corp. (South Korea)	782	24,780
Total Distribution / Wholesale		49,731

Diversified Financial Services – 5.0%
DGB Financial Group, Inc. (South Korea)	4,553	37,330
KB Financial Group, Inc. (South Korea)	1,794	61,655
KIWOOM Securities Co. Ltd. (South Korea)	378	24,574
Total Diversified Financial Services		123,559

Electrical Components & Equipment – 2.0%
LG Innotek Co. Ltd. (South Korea)	346	24,599
LS Corp. (South Korea)	468	24,731
Total Electrical Components & Equipment		49,330

Engineering & Construction – 1.0%
Hyundai Engineering & Construction Co. Ltd. (South Korea)	705	25,125

Food – 3.4%
CJ CheilJedang Corp. (South Korea)	147	48,450
Hyundai Greenfood Co. Ltd. (South Korea)	2,433	35,567
Total Food		84,017

Gas – 2.1%
Korea Gas Corp. (South Korea)	1,276	51,209

Healthcare - Products – 1.0%
Value Added Technologies Co. Ltd. (South Korea)	350	11,949
Vieworks Co. Ltd. (South Korea)	216	12,748
Total Healthcare - Products		24,697

Home Furnishings – 1.0%
SM Entertainment Co. (South Korea)*	963	24,308

Insurance – 2.5%
KB Insurance Co. Ltd. (South Korea)	2,533	62,672

Internet – 3.0%
MDS Technology Co. Ltd. (South Korea)	759	12,060

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Internet (continued)
NAVER Corp. (South Korea)	77	$61,734
Total Internet		73,794

Iron / Steel – 2.5%
POSCO (South Korea)	299	61,627

Machinery - Diversified – 0.5%
SFA Engineering Corp. (South Korea)	246	12,039

Media – 3.0%
CJ E&M Corp. (South Korea)	904	62,382
Jcontentree Corp. (South Korea)*	3,621	12,148
Total Media		74,530

Mining – 1.0%
Korea Zinc Co. Ltd. (South Korea)	56	24,457

Miscellaneous Manufacturing – 1.0%
Doosan Corp. (South Korea)	267	24,485

Oil & Gas – 1.1%
S-Oil Corp. (South Korea)	354	26,100

Pharmaceuticals – 2.0%
Dong-A Socio Holdings Co. Ltd. (South Korea)	295	48,481

Retail – 2.5%
Hyundai Department Store Co. Ltd. (South Korea)	229	24,639
Samsung C&T Corp. (South Korea)	280	37,881
Total Retail		62,520

Semiconductors – 19.8%
Samsung Electronics Co. Ltd. (South Korea)	261	378,697
Silicon Works Co. Ltd. (South Korea)	1,842	49,924
SK Hynix, Inc. (South Korea)	1,317	48,071
TES Co. Ltd. (South Korea)	609	12,525
Total Semiconductors		489,217

Shipbuilding – 2.0%
Hyundai Heavy Industries Co. Ltd. (South Korea)*	403	50,496

Telecommunications – 1.5%
SK Telecom Co. Ltd. (South Korea)	185	37,963
Total Common Stocks (Cost $2,258,065)		2,244,111
Total Investments – 90.6% (Cost $2,258,065)		2,244,111
Other Assets in Excess of Liabilities – 9.4%		233,206
Net Assets – 100.0%		$2,477,317

*	Non-income producing security.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	2.0%
Aerospace/Defense	1.0
Agriculture	1.0
Airlines	1.4
Apparel	3.0
Auto Manufacturers	2.5
Auto Parts & Equipment	3.3
Banks	1.5
Biotechnology	0.9
Chemicals	7.6
Computers	3.6
Cosmetics / Personal Care	2.9
Distribution / Wholesale	2.0
Diversified Financial Services	5.0
Electrical Components & Equipment	2.0
Engineering & Construction	1.0
Food	3.4
Gas	2.1
Healthcare - Products	1.0
Home Furnishings	1.0
Insurance	2.5
Internet	3.0

See accompanying Notes to Schedules of Investments.

ADVISORSHARES KIM KOREA EQUITY ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets
Iron / Steel	2.5%
Machinery - Diversified	0.5
Media	3.0
Mining	1.0
Miscellaneous Manufacturing	1.0
Oil & Gas	1.1
Pharmaceuticals	2.0
Retail	2.5
Semiconductors	19.8
Shipbuilding	2.0
Telecommunications	1.5
Total Investments	90.6
Other Assets in Excess of Liabilities	9.4
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.8%
Advertising – 0.4%
Interpublic Group of Cos., Inc. (The)	3,759	$84,014
Omnicom Group, Inc.	287	24,395
Total Advertising		108,409

Aerospace/Defense – 1.6%
Boeing Co. (The)	999	131,608
General Dynamics Corp.	231	35,842
Harris Corp.	277	25,376
L-3 Communications Holdings, Inc.	135	20,349
Lockheed Martin Corp.	72	17,260
Northrop Grumman Corp.	78	16,688
Raytheon Co.	138	18,786
Rockwell Collins, Inc.	800	67,472
TransDigm Group, Inc.*(a)	229	66,208
United Technologies Corp.	521	52,934
Total Aerospace/Defense		452,523

Agriculture – 0.5%
Altria Group, Inc.	330	20,866
Archer-Daniels-Midland Co.	1,785	75,273
Philip Morris International, Inc.	307	29,847
Total Agriculture		125,986

Airlines – 1.2%
Alaska Air Group, Inc.	197	12,974
Delta Air Lines, Inc.	4,463	175,664
Southwest Airlines Co.	3,876	150,738
Total Airlines		339,376

Apparel – 1.6%
Hanesbrands, Inc.(a)	5,048	127,462
Michael Kors Holdings Ltd.*	2,812	131,574
NIKE, Inc., Class B	980	51,597
Ralph Lauren Corp.	430	43,490
Under Armour, Inc., Class A*(a)	544	21,042
VF Corp.	1,283	71,912
Total Apparel		447,077

Auto Manufacturers – 1.5%
Ford Motor Co.	13,441	162,233
General Motors Co.	5,333	169,429
PACCAR, Inc.	1,382	81,234
Total Auto Manufacturers		412,896

Auto Parts & Equipment – 1.7%
BorgWarner, Inc.	3,802	133,754
Delphi Automotive PLC (United Kindom)	2,236	159,472
Goodyear Tire & Rubber Co. (The)	5,438	175,647
Total Auto Parts & Equipment		468,873

Banks – 3.7%
Bank of America Corp.	1,754	27,450
Bank of New York Mellon Corp. (The)	1,912	76,251
BB&T Corp.	540	20,369
Capital One Financial Corp.	1,272	91,368
Citigroup, Inc.	603	28,480
Citizens Financial Group, Inc.	6,454	159,478
Comerica, Inc.	360	17,035
Fifth Third Bancorp	592	12,112
Goldman Sachs Group, Inc. (The)	818	131,919
Huntington Bancshares, Inc.	2,733	26,947
JPMorgan Chase & Co.	300	19,977
KeyCorp	2,231	27,151
M&T Bank Corp.	165	19,157
Morgan Stanley	1,835	58,830
Northern Trust Corp.	636	43,242
PNC Financial Services Group, Inc. (The)	194	17,477
Regions Financial Corp.	6,304	62,220
State Street Corp.	879	61,205
SunTrust Banks, Inc.	756	33,113
US Bancorp	489	20,973
Wells Fargo & Co.	936	41,446
Zions Bancorporation	1,239	38,434
Total Banks		1,034,634

Beverages – 1.0%
Brown-Forman Corp., Class B	274	12,999
Coca-Cola Co. (The)	331	14,008
Constellation Brands, Inc., Class A	433	72,090
Dr Pepper Snapple Group, Inc.	284	25,932
Molson Coors Brewing Co., Class B	798	87,620
Monster Beverage Corp.*	336	49,328
PepsiCo, Inc.	149	16,207
Total Beverages		278,184

Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc.*	1,157	141,779
Amgen, Inc.	206	34,363
Biogen, Inc.*	239	74,814
Celgene Corp.*	1,437	150,210
Gilead Sciences, Inc.	443	35,050
Illumina, Inc.*	93	16,894

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.*	178	$71,560
Vertex Pharmaceuticals, Inc.*	819	71,425
Total Biotechnology		596,095

Building Materials – 1.6%
Fortune Brands Home & Security, Inc.	1,735	100,804
Martin Marietta Materials, Inc.	663	118,750
Masco Corp.	3,165	108,591
Vulcan Materials Co.	1,106	125,785
Total Building Materials		453,930

Chemicals – 1.9%
Air Products & Chemicals, Inc.	196	29,467
Albemarle Corp.	309	26,417
CF Industries Holdings, Inc.(a)	814	19,821
Dow Chemical Co. (The)	604	31,305
E.I. du Pont de Nemours & Co.	262	17,546
Eastman Chemical Co.	1,447	97,933
FMC Corp.	1,062	51,337
International Flavors & Fragrances, Inc.	131	18,729
LyondellBasell Industries NV, Class A	1,050	84,693
Monsanto Co.	218	22,280
Mosaic Co. (The)(a)	468	11,447
PPG Industries, Inc.	501	51,783
Praxair, Inc.	182	21,991
Sherwin-Williams Co. (The)	141	39,009
Total Chemicals		523,758

Commercial Services – 3.2%
Automatic Data Processing, Inc.	295	26,019
Cintas Corp.	214	24,096
Ecolab, Inc.	323	39,315
Equifax, Inc.	321	43,200
Global Payments, Inc.	691	53,041
H&R Block, Inc.	4,687	108,504
Moody’s Corp.	303	32,809
Nielsen Holdings PLC	1,105	59,195
PayPal Holdings, Inc.*	422	17,289
Quanta Services, Inc.*	2,119	59,311
Robert Half International, Inc.	2,415	91,432
S&P Global, Inc.	357	45,182
Total System Services, Inc.	1,344	63,370
United Rentals, Inc.*	1,964	154,154
Verisk Analytics, Inc.*	335	27,229
Western Union Co. (The)(a)	2,419	50,364
Total Commercial Services		894,510

Computers – 1.8%
Accenture PLC, Class A	315	38,484
Apple, Inc.	733	82,866
Cognizant Technology Solutions Corp., Class A*	2,192	104,580
Dell Technologies, Inc. - Vmware, Inc., Class V*	155	7,409
HP, Inc.	818	12,704
International Business Machines Corp.	92	14,614
NetApp, Inc.	1,737	62,219
Seagate Technology PLC(a)	1,598	61,603
Teradata Corp.*(a)	2,639	81,809
Western Digital Corp.	701	40,987
Total Computers		507,275

Cosmetics/Personal Care – 0.2%
Colgate-Palmolive Co.	203	15,050
Estee Lauder Cos., Inc. (The), Class A	255	22,583
Procter & Gamble Co. (The)	175	15,706
Total Cosmetics/Personal Care		53,339

Distribution/Wholesale – 0.9%
Fastenal Co.(a)	1,636	68,352
LKQ Corp.*	3,776	133,897
W.W. Grainger, Inc.(a)	197	44,294
Total Distribution/Wholesale		246,543

Diversified Financial Services – 5.9%
Affiliated Managers Group, Inc.*	1,108	160,328
Alliance Data Systems Corp.*	719	154,247
American Express Co.	788	50,463
Ameriprise Financial, Inc.	1,651	164,720
BlackRock, Inc.	210	76,117
Charles Schwab Corp. (The)	2,915	92,027
CME Group, Inc.	370	38,672
Discover Financial Services	909	51,404
E*TRADE Financial Corp.*	5,574	162,315
Franklin Resources, Inc.	2,303	81,918
Intercontinental Exchange, Inc.	285	76,768
Invesco Ltd.	3,867	120,921
Legg Mason, Inc.	4,785	160,202

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
MasterCard, Inc., Class A	596	$60,655
Nasdaq, Inc.	665	44,914
Synchrony Financial	645	18,060
T. Rowe Price Group, Inc.	955	63,507
Visa, Inc., Class A	793	65,581
Total Diversified Financial Services		1,642,819

Electric – 1.7%
AES Corp. (The)	2,915	37,458
Alliant Energy Corp.	580	22,220
Ameren Corp.	344	16,918
American Electric Power Co., Inc.	228	14,640
CMS Energy Corp.	452	18,988
Consolidated Edison, Inc.	163	12,274
Dominion Resources, Inc.	207	15,374
DTE Energy Co.	177	16,580
Duke Energy Corp.	183	14,647
Edison International	229	16,545
Entergy Corp.	237	18,185
Eversource Energy	320	17,338
Exelon Corp.	445	14,814
FirstEnergy Corp.	429	14,191
NextEra Energy, Inc.	142	17,369
NRG Energy, Inc.	5,517	61,845
PG&E Corp.	238	14,558
Pinnacle West Capital Corp.	183	13,906
PPL Corp.	500	17,285
Public Service Enterprise Group, Inc.	480	20,098
SCANA Corp.	261	18,889
Southern Co. (The)	256	13,133
WEC Energy Group, Inc.	268	16,048
Xcel Energy, Inc.	379	15,592
Total Electric		458,895

Electrical Components & Equipment – 0.6%
Acuity Brands, Inc.(a)	309	81,761
AMETEK, Inc.	1,314	62,783
Emerson Electric Co.	519	28,291
Total Electrical Components & Equipment		172,835

Electronics – 2.8%
Agilent Technologies, Inc.	764	35,977
Allegion PLC	890	61,330
Amphenol Corp., Class A	322	20,904
Corning, Inc.	809	19,133
FLIR Systems, Inc.	3,398	106,765
Garmin Ltd.	286	13,759
Honeywell International, Inc.	432	50,367
Johnson Controls International PLC	4,677	217,621
Mettler-Toledo International, Inc.*	79	33,167
PerkinElmer, Inc.	1,076	60,374
TE Connectivity Ltd. (Switzerland)	1,871	120,455
Waters Corp.*	173	27,419
Total Electronics		767,271

Engineering & Construction – 0.6%
Fluor Corp.	1,948	99,972
Jacobs Engineering Group, Inc.*	1,146	59,271
Total Engineering & Construction		159,243

Environmental Control – 0.4%
Republic Services, Inc.	458	23,106
Stericycle, Inc.*	926	74,210
Waste Management, Inc.	386	24,611
Total Environmental Control		121,927

Food – 1.8%
Campbell Soup Co.	258	14,113
ConAgra Foods, Inc.	514	24,215
General Mills, Inc.	256	16,353
Hershey Co. (The)	171	16,348
Hormel Foods Corp.	624	23,668
JM Smucker Co. (The)	345	46,761
Kellogg Co.	210	16,269
Kraft Heinz Co. (The)	821	73,488
Kroger Co. (The)	1,882	55,858
McCormick & Co., Inc.	194	19,384
Mondelez International, Inc., Class A	826	36,261
Safeway, Inc PDC, LLC CVR*(b)	447	0
Safeway, Inc SCRP. CVR*(b)	447	0
Sysco Corp.	359	17,595
Tyson Foods, Inc., Class A	1,836	137,094
Whole Foods Market, Inc.	530	15,025
Total Food		512,432

Forest Products & Paper – 0.3%
International Paper Co.	1,454	69,763

Gas – 0.3%
CenterPoint Energy, Inc.	708	16,447
NiSource, Inc.	791	19,071

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Gas (continued)
Sempra Energy	411	$44,055
Total Gas		79,573

Hand/Machine Tools – 0.4%
Snap-on, Inc.	601	91,328
Stanley Black & Decker, Inc.	250	30,745
Total Hand/Machine Tools		122,073

Healthcare - Products – 3.0%
Abbott Laboratories	1,211	51,213
Baxter International, Inc.	646	30,750
Becton Dickinson and Co.	273	49,066
Boston Scientific Corp.*	1,234	29,369
C.R. Bard, Inc.	167	37,455
Danaher Corp.	961	75,333
DENTSPLY SIRONA, Inc.	625	37,144
Edwards Lifesciences Corp.*	246	29,658
Henry Schein, Inc.*	181	29,499
Hologic, Inc.*	1,170	45,431
Intuitive Surgical, Inc.*	34	24,644
Medtronic PLC	296	25,575
Patterson Cos., Inc.(a)	887	40,749
St. Jude Medical, Inc.	566	45,144
Stryker Corp.	333	38,765
Thermo Fisher Scientific, Inc.	539	85,733
Varian Medical Systems, Inc.*(a)	878	87,387
Zimmer Biomet Holdings, Inc.	565	73,461
Total Healthcare - Products		836,376

Healthcare - Services – 3.8%
Aetna, Inc.	649	74,927
Anthem, Inc.	1,039	130,197
Centene Corp.*	2,320	155,347
Cigna Corp.	590	76,889
Davita, Inc.*	1,586	104,787
HCA Holdings, Inc.*	1,703	128,798
Humana, Inc.	479	84,730
Laboratory Corp. of America Holdings*	579	79,601
Quest Diagnostics, Inc.	489	41,384
UnitedHealth Group, Inc.	831	116,340
Universal Health Services, Inc., Class B	481	59,269
Total Healthcare - Services		1,052,269

Holding Companies - Diversified – 0.1%
Leucadia National Corp.	1,212	23,077

Home Builders – 1.3%
D.R. Horton, Inc.	4,540	137,108
Lennar Corp., Class A	1,759	74,476
PulteGroup, Inc.	8,135	163,025
Total Home Builders		374,609

Home Furnishings – 1.2%
Harman International Industries, Inc.	1,766	149,139
Leggett & Platt, Inc.	756	34,458
Whirlpool Corp.	900	145,944
Total Home Furnishings		329,541

Household Products/Wares – 0.3%
Avery Dennison Corp.	258	20,070
Church & Dwight Co., Inc.	390	18,689
Clorox Co. (The)	142	17,776
Kimberly-Clark Corp.	139	17,533
Total Household Products/Wares		74,068

Housewares – 0.3%
Newell Brands, Inc.	1,334	70,248

Insurance – 6.5%
Aflac, Inc.	410	29,467
Allstate Corp. (The)	1,166	80,664
American International Group, Inc.	2,002	118,799
Aon PLC	577	64,907
Arthur J Gallagher & Co.	846	43,036
Assurant, Inc.	1,193	110,054
Berkshire Hathaway, Inc., Class B*	236	34,095
Chubb Ltd.	730	91,725
Cincinnati Financial Corp.	255	19,232
Hartford Financial Services Group, Inc. (The)	2,847	121,909
Lincoln National Corp.	3,375	158,557
Loews Corp.	1,283	52,795
Marsh & McLennan Cos., Inc.	933	62,744
MetLife, Inc.	3,544	157,460
Principal Financial Group, Inc.(a)	1,065	54,858
Progressive Corp. (The)	1,697	53,455
Prudential Financial, Inc.	1,865	152,277
Torchmark Corp.	667	42,615
Travelers Cos., Inc. (The)	571	65,408
Unum Group	3,813	134,637
Willis Towers Watson PLC	362	48,063

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
XL Group Ltd (Ireland)	3,561	$119,756
Total Insurance		1,816,513

Internet – 3.0%
Alphabet, Inc., Class A*	110	88,447
Alphabet, Inc., Class C*	122	94,829
Amazon.com, Inc.*	21	17,584
eBay, Inc.*	806	26,517
Expedia, Inc.	1,259	146,950
F5 Networks, Inc.*	733	91,361
Facebook, Inc., Class A*	1,085	139,173
Netflix, Inc.*(a)	121	11,925
Priceline Group, Inc. (The)*	80	117,719
Symantec Corp.	1,725	43,298
TripAdvisor, Inc.*(a)	475	30,011
VeriSign, Inc.*(a)	260	20,342
Total Internet		828,156

Iron/Steel – 0.1%
Nucor Corp.	788	38,967

Leisure Time – 1.1%
Harley-Davidson, Inc.(a)	2,321	122,061
Royal Caribbean Cruises Ltd.	2,423	181,604
Total Leisure Time		303,665

Lodging – 0.8%
Marriott International, Inc., Class A	1,382	93,050
Wyndham Worldwide Corp.	987	66,455
Wynn Resorts Ltd.(a)	684	66,635
Total Lodging		226,140

Machinery - Construction & Mining – 0.1%
Caterpillar, Inc.(a)	352	31,247

Machinery - Diversified – 1.1%
Cummins, Inc.	938	120,205
Deere & Co.	196	16,728
Flowserve Corp.	1,183	57,068
Rockwell Automation, Inc.	336	41,106
Roper Technologies, Inc.	180	32,845
Xylem, Inc.	631	33,096
Total Machinery - Diversified		301,048

Media – 3.6%
CBS Corp., Class B	3,142	171,993
News Corp., Class A	1,136	15,881
News Corp., Class B(a)	1,100	15,642
Scripps Networks Interactive, Inc., Class A	1,829	116,123
TEGNA, Inc.	8,072	176,454
Time Warner, Inc.	1,667	132,710
Twenty-First Century Fox, Inc., Class A	5,405	130,909
Twenty-First Century Fox, Inc., Class B	5,162	127,708
Viacom, Inc., Class B	947	36,081
Walt Disney Co. (The)	745	69,181
Total Media		992,682

Mining – 0.7%
Alcoa, Inc.*	1,138	11,539
Freeport-McMoRan, Inc.	15,915	172,837
Total Mining		184,376

Miscellaneous Manufacturing – 1.7%
3M Co.	161	28,373
Dover Corp.	785	57,807
Eaton Corp. PLC	974	64,002
General Electric Co.	1,734	51,361
Illinois Tool Works, Inc.	337	40,386
Ingersoll-Rand PLC	902	61,282
Parker-Hannifin Corp.	409	51,342
Pentair PLC (United Kindom)(a)	982	63,084
Textron, Inc.	1,079	42,890
Total Miscellaneous Manufacturing		460,527

Office/Business Equipment – 1.0%
Pitney Bowes, Inc.	7,470	135,655
Xerox Corp.	15,121	153,176
Total Office/Business Equipment		288,831

Oil & Gas – 1.2%
Cabot Oil & Gas Corp.	718	18,525
Chevron Corp.	1,309	134,722
Devon Energy Corp.	275	12,130
Marathon Petroleum Corp.	383	15,546
Newfield Exploration Co.*	544	23,642
Phillips 66	175	14,096
Southwestern Energy Co.*	1,550	21,452
Tesoro Corp.	189	15,037
Valero Energy Corp.	1,725	91,425
Total Oil & Gas		346,575

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Services – 0.0%**
Schlumberger Ltd.	156	$12,268

Packaging & Containers – 1.0%
Ball Corp.	851	69,739
Owens-Illinois, Inc.*	8,361	153,759
Sealed Air Corp.	951	43,575
Total Packaging & Containers		267,073

Pharmaceuticals – 5.3%
AbbVie, Inc.(a)	1,973	124,437
Allergan PLC*	509	117,228
AmerisourceBergen Corp.(a)	977	78,922
Bristol-Myers Squibb Co.	1,999	107,786
Cardinal Health, Inc.	1,234	95,882
Eli Lilly & Co.	946	75,926
Endo International PLC*	7,569	152,515
Express Scripts Holding Co.*	1,880	132,596
Johnson & Johnson	156	18,428
Mallinckrodt PLC*	1,383	96,506
McKesson Corp.	535	89,211
Mead Johnson Nutrition Co.	245	19,357
Merck & Co., Inc.	480	29,957
Mylan NV*	4,082	155,606
Perrigo Co. PLC	1,104	101,932
Pfizer, Inc.	1,173	39,730
Zoetis, Inc.	662	34,431
Total Pharmaceuticals		1,470,450

Pipelines – 0.1%
Kinder Morgan, Inc.	584	13,508
ONEOK, Inc.	257	13,207
Spectra Energy Corp.	330	14,108
Total Pipelines		40,823

Real Estate – 0.4%
CBRE Group, Inc., Class A*	4,034	112,871

Real Estate Investment Trust – 0.9%
American Tower Corp.	125	14,166
AvalonBay Communities, Inc.	72	12,804
Boston Properties, Inc.	83	11,312
Crown Castle International Corp.	134	12,624
Equinix, Inc.	35	12,609
Equity Residential	172	11,065
Essex Property Trust, Inc.	50	11,135
Extra Space Storage, Inc.	185	14,691
Federal Realty Investment Trust	73	11,237
General Growth Properties, Inc.	421	11,620
HCP, Inc.	300	11,385
Host Hotels & Resorts, Inc.	794	12,363
Kimco Realty Corp.	367	10,625
Prologis, Inc.	232	12,421
Public Storage	60	13,388
Simon Property Group, Inc.	66	13,663
SL Green Realty Corp.	97	10,486
Vornado Realty Trust	107	10,829
Welltower, Inc.	148	11,066
Weyerhaeuser Co.	392	12,520
Total Real Estate Investment Trust		242,009

Retail – 9.0%
Advance Auto Parts, Inc.	270	40,262
AutoNation, Inc.*	2,148	104,629
AutoZone, Inc.*	145	111,409
Bed Bath & Beyond, Inc.	1,887	81,349
Best Buy Co., Inc.	2,932	111,944
CarMax, Inc.*(a)	1,624	86,640
Chipotle Mexican Grill, Inc.*(a)	45	19,057
Coach, Inc.	1,202	43,945
Costco Wholesale Corp.	122	18,606
CVS Health Corp.	1,122	99,847
Darden Restaurants, Inc.	1,504	92,225
Dollar General Corp.	1,518	106,245
Dollar Tree, Inc.*	1,407	111,055
Foot Locker, Inc.	1,216	82,348
Gap, Inc. (The)	3,244	72,147
Genuine Parts Co.	135	13,561
Home Depot, Inc. (The)	551	70,903
Kohl’s Corp.(a)	2,000	87,500
L Brands, Inc.	581	41,117
Lowe’s Cos., Inc.	1,631	117,775
Macy’s, Inc.	2,679	99,257
McDonald’s Corp.	275	31,724
Nordstrom, Inc.(a)	562	29,157
O’Reilly Automotive, Inc.*	220	61,624
PVH Corp.	661	73,040
Ross Stores, Inc.	606	38,966
Signet Jewelers Ltd.	1,728	128,788
Staples, Inc.	1,848	15,800
Starbucks Corp.	1,374	74,388
Target Corp.	994	68,268

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Retail (continued)
Tiffany & Co.(a)	667	$48,444
TJX Cos., Inc. (The)	408	30,510
Tractor Supply Co.	792	53,341
Ulta Salon, Cosmetics & Fragrance, Inc.*	191	45,454
Urban Outfitters, Inc.*	2,376	82,020
Walgreens Boots Alliance, Inc.	917	73,929
Wal-Mart Stores, Inc.	236	17,020
Yum! Brands, Inc.	340	30,875
Total Retail		2,515,169

Savings & Loans – 0.1%
People’s United Financial, Inc.	2,382	37,683

Semiconductors – 4.7%
Analog Devices, Inc.	699	45,051
Applied Materials, Inc.	5,328	160,639
Broadcom Ltd. (Singapore)	846	145,952
Intel Corp.	1,832	69,158
KLA-Tencor Corp.	2,155	150,225
Lam Research Corp.	1,669	158,071
Linear Technology Corp.	352	20,870
Microchip Technology, Inc.(a)	818	50,830
NVIDIA Corp.(a)	325	22,269
Qorvo, Inc.*	2,920	162,761
QUALCOMM, Inc.	1,723	118,025
Skyworks Solutions, Inc.(a)	2,277	173,371
Texas Instruments, Inc.	482	33,827
Total Semiconductors		1,311,049

Software – 2.6%
Activision Blizzard, Inc.	794	35,174
Adobe Systems, Inc.*	796	86,398
Akamai Technologies, Inc.*	1,313	69,576
CA, Inc.	587	19,418
Cerner Corp.*	625	38,594
Citrix Systems, Inc.*	1,235	105,247
Dun & Bradstreet Corp. (The)	133	18,170
Electronic Arts, Inc.*	432	36,893
Fidelity National Information Services, Inc.	698	53,767
Fiserv, Inc.*	400	39,788
Intuit, Inc.	542	59,625
Microsoft Corp.	638	36,749
Oracle Corp.	931	36,569
Paychex, Inc.	323	18,692
Red Hat, Inc.*	572	46,235
salesforce.com, Inc.*	288	20,543
Total Software		721,438

Telecommunications – 1.2%
AT&T, Inc.	499	20,264
Cisco Systems, Inc.	1,503	47,675
Juniper Networks, Inc.	6,458	155,380
Level 3 Communications, Inc.*	1,411	65,442
Motorola Solutions, Inc.	322	24,562
Verizon Communications, Inc.	270	14,035
Total Telecommunications		327,358

Textiles – 0.2%
Mohawk Industries, Inc.*	285	57,097

Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	415	32,922
Mattel, Inc.	1,062	32,157
Total Toys/Games/Hobbies		65,079

Transportation – 2.4%
C.H. Robinson Worldwide, Inc.	594	41,853
CSX Corp.	1,201	36,631
Expeditors International of Washington, Inc.	474	24,421
FedEx Corp.	766	133,805
JB Hunt Transport Services, Inc.	1,065	86,414
Kansas City Southern	717	66,910
Norfolk Southern Corp.	508	49,306
Ryder System, Inc.	2,243	147,926
Union Pacific Corp.	429	41,840
United Parcel Service, Inc., Class B	450	49,212
Total Transportation		678,318

Water – 0.1%
American Water Works Co., Inc.	244	18,261
Total Common Stocks (Cost $25,968,476)		27,506,100

MONEY MARKET FUND – 1.4%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.40%(c) (Cost $385,034)	385,034	385,034

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS – 4.0%(d)
Citibank NA, dated 09/30/16, due 10/03/16, 0.52%, total to be received $111,121, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $113,293)	$111,119	$111,119
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $166,681, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $ 169,452)	166,679	166,679
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $258,635, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $263,059)	258,631	258,631
HSBC Securities USA, Inc., dated 09/30/16, due 10/03/16, 0.46%, total to be received $258,634, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.13%, 10/03/16-07/15/37, totaling $263,514)	258,631	258,631
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $57,490, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $58,496)	57,489	57,489
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $258,635, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $263,164)	258,631	258,631
Total Repurchase Agreements (Cost $1,111,180)		1,111,180
Total Investments – 104.2% (Cost $27,464,690)		29,002,314
Liabilities in Excess of Other Assets – (4.2%)		(1,159,017)
Net Assets – 100.0%		$27,843,297

CVR - Contingent Value Rights

PLC - Public Limited Company

*	Non-income producing security.
**	Less than 0.05%
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,690,131; the aggregate market value of the collateral held by the fund is $1,727,351. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $616,171.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	Rate shown reflects the 7-day yield as of September 30, 2016.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	0.4%
Aerospace/Defense	1.6
Agriculture	0.5
Airlines	1.2
Apparel	1.6
Auto Manufacturers	1.5

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA DOMESTIC ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets
Auto Parts & Equipment	1.7
Banks	3.7
Beverages	1.0
Biotechnology	2.1
Building Materials	1.6
Chemicals	1.9
Commercial Services	3.2
Computers	1.8
Cosmetics/Personal Care	0.2
Distribution/Wholesale	0.9
Diversified Financial Services	5.9
Electric	1.7
Electrical Components & Equipment	0.6
Electronics	2.8
Engineering & Construction	0.6
Environmental Control	0.4
Food	1.8
Forest Products & Paper	0.3
Gas	0.3
Hand/Machine Tools	0.4
Healthcare - Products	3.0
Healthcare - Services	3.8
Holding Companies - Diversified	0.1
Home Builders	1.3
Home Furnishings	1.2
Household Products/Wares	0.3
Housewares	0.3
Insurance	6.5
Internet	3.0
Iron/Steel	0.1
Leisure Time	1.1
Lodging	0.8
Machinery - Construction & Mining	0.1
Machinery - Diversified	1.1
Media	3.6
Mining	0.7
Miscellaneous Manufacturing	1.7
Office/Business Equipment	1.0
Oil & Gas	1.2
Oil & Gas Services	0.0 **
Packaging & Containers	1.0
Pharmaceuticals	5.3
Pipelines	0.1
Real Estate	0.4
Real Estate Investment Trust	0.9
Retail	9.0
Savings & Loans	0.1
Semiconductors	4.7
Software	2.6
Telecommunications	1.2
Textiles	0.2
Toys/Games/Hobbies	0.2
Transportation	2.4
Water	0.1
Money Market Fund	1.4
Repurchase Agreements	4.0
Total Investments	104.2
Liabilities in Excess of Other Assets	(4.2)
Net Assets	100.0%

**	Less than 0.05%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 99.2%
Asset Allocation Fund – 7.0%
SPDR Barclays Convertible Securities ETF	31,082	$1,440,961
Debt Fund – 92.2%
AdvisorShares Peritus High Yield ETF†(a)	65,107	2,273,602
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,073	2,472,592
PIMCO 1 - 5 Year U.S. TIPS Index ETF(a)	15,724	828,498
PowerShares Emerging Markets Sovereign Debt Portfolio	40,495	1,240,362
PowerShares Financial Preferred Portfolio	112,168	2,136,800
PowerShares Fundamental Investment Grade Corporate Bond Portfolio(a)	31,646	824,049
PowerShares International Corporate Bond Portfolio(a)	38,564	1,026,188
PowerShares National AMT-Free Municipal Bond Portfolio(a)	23,669	616,341
PowerShares Senior Loan Portfolio	71,261	1,653,968
SPDR Barclays High Yield Bond ETF(a)	16,941	622,073
SPDR Nuveen S&P High Yield Municipal Bond ETF	15,612	926,260
Vanguard Intermediate-Term Government Bond ETF	9,100	607,698
Vanguard Long-Term Government Bond ETF	7,285	615,291
Vanguard Mortgage-Backed Securities ETF	38,376	2,070,769
WisdomTree Emerging Markets Corporate Bond Fund(a)	17,216	1,228,189
Total Debt Fund		19,142,680
Total Exchange Traded Funds
(Cost $20,134,979)		20,583,641

MONEY MARKET FUND – 1.1%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.40%(b) (Cost $238,726)	238,726	238,726

REPURCHASE AGREEMENTS – 11.7%(c)
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $365,383, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $371,456)	$365,378	365,378
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $566,953, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $576,651)	566,945	566,945
HSBC Securities USA, Inc., dated 09/30/16, due 10/03/16, 0.46%, total to be received $566,952, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.13%, 10/03/16-07/15/37, totaling $577,650)	566,945	566,945
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $369,615, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $376,084)	369,610	369,610

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $566,953, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $576,882)	$566,945	$566,945
Total Repurchase Agreements
(Cost $2,435,823)		2,435,823
Total Investments – 112.0%
(Cost $22,809,528)		23,258,190
Liabilities in Excess of Other Assets – (12.0%)		(2,487,177)
Net Assets – 100.0%		$20,771,013

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Securities

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,366,448; the aggregate market value of the collateral held by the fund is $2,435,823.
(b)	Rate shown reflects the 7-day yield as of September 30, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Asset Allocation Fund	7.0%
Debt Fund	92.2
Money Market Fund	1.1
Repurchase Agreements	11.7
Total Investments	112.0
Liabilities in Excess of Other Assets	(12.0)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 94.3%
ARGENTINA – 1.4%
Telecom Argentina SA(a)(b)	11,733	$214,714

BRAZIL – 9.9%
Banco Bradesco SA(b)	20,912	189,672
BRF SA(a)(b)	10,481	178,806
Cia Brasileira de Distribuicao Grupo Pao de Acucar(a)(b)	12,731	208,661
Cia de Saneamento Basico do Estado de Sao Paulo(b)	23,040	213,350
Embraer SA(b)	9,340	161,208
Fibria Celulose SA(a)(b)	28,835	203,864
Itau Unibanco Holding SA(b)	17,699	193,627
Telefonica Brasil SA(b)	13,047	188,790
Total Brazil		1,537,978

CANADA – 2.6%
Agrium, Inc.	658	59,674
Canadian Solar, Inc.*(a)	9,378	128,854
CGI Group, Inc., Class A*	425	20,243
Gildan Activewear, Inc.(a)	1,041	29,096
Magna International, Inc.	1,763	75,721
Manulife Financial Corp.	3,682	51,953
Silver Wheaton Corp.	1,456	39,355
Total Canada		404,896

CHILE – 1.1%
Sociedad Quimica y Minera de Chile SA(b)	6,371	171,380

CHINA – 17.8%
AirMedia Group, Inc.*(a)(b)	55,766	187,931
Alibaba Group Holding Ltd.*(b)	7,383	781,048
Autohome, Inc.*(b)	5,603	135,873
Baidu, Inc.*(b)	473	86,119
Bitauto Holdings Ltd.*(b)	4,656	135,397
China Lodging Group Ltd.(b)	1,782	80,350
CNinsure, Inc.*(b)	12,376	95,295
Jumei International Holding Ltd.*(b)	28,838	168,702
KongZhong Corp.*(b)	17,381	117,148
NetEase, Inc.(b)	467	112,444
New Oriental Education & Technology Group, Inc.*(b)	2,061	95,548
NQ Mobile, Inc., Class A*(a)(b)	28,109	107,376
Tarena International, Inc.(b)	10,174	147,320
Trina Solar Ltd.*(a)(b)	13,168	134,840
Vipshop Holdings Ltd.*(b)	9,838	144,324
Xinyuan Real Estate Co., Ltd.(a)(b)	14,908	94,219
YY, Inc.*(b)	2,830	150,782
Total China		2,774,716

COLOMBIA – 0.5%
Ecopetrol SA*(b)	8,497	74,434

FINLAND – 5.1%
Nokia OYJ(b)	137,463	795,911

FRANCE – 9.5%
Criteo SA*(a)(b)	21,119	741,488
Sanofi(b)	19,277	736,189
Total France		1,477,677

INDIA – 0.8%
HDFC Bank Ltd.(b)	921	66,211
Infosys Ltd.(a)(b)	3,755	59,254
Total India		125,465

IRELAND – 2.4%
Fly Leasing Ltd.(b)	31,794	368,492

ISRAEL – 4.3%
Teva Pharmaceutical Industries Ltd.(b)	14,553	669,584

ITALY – 4.3%
Eni SpA(b)	23,061	665,771

NETHERLANDS – 9.5%
Aegon NV(c)	47,566	183,605
Royal Dutch Shell PLC, Class A(b)	12,910	646,404
Royal Dutch Shell PLC, Class B(a)(b)	2,767	146,180
VimpelCom Ltd.(b)	141,910	493,847
Total Netherlands		1,470,036

NORWAY – 4.2%
Statoil ASA(b)	39,211	658,745

PERU – 0.3%
Cia de Minas Buenaventura SAA*(b)	3,793	52,495

RUSSIA – 0.8%
Mobile TeleSystems PJSC(b)	6,225	47,497

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares/Principal	Value
COMMON STOCKS (continued)
RUSSIA (continued)
QIWI PLC(b)	4,798	$70,242
Total Russia		117,739

SPAIN – 2.4%
Grifols SA(b)	23,594	376,796

SWITZERLAND – 4.9%
Credit Suisse Group AG(b)	23,190	304,717
STMicroelectronics NV(a) (c)	56,902	463,751
Total Switzerland		768,468

TAIWAN – 1.1%
Advanced Semiconductor Engineering, Inc.(b)	4,379	25,880
Himax Technologies, Inc.(a)(b)	2,878	24,722
Silicon Motion Technology Corp.(b)	791	40,966
Taiwan Semiconductor Manufacturing Co., Ltd.(b)	1,238	37,870
United Microelectronics Corp.(b)	24,725	45,741
Total Taiwan		175,179

UNITED KINGDOM – 3.4%
BP PLC(a)(b)	14,987	526,943

UNITED STATES – 8.0%
IMAX Corp.*	3,778	109,449
lululemon athletica, Inc.*(a)	2,003	122,143
Mitel Networks Corp.*(a)	13,928	102,510
Shire PLC(b)	3,911	758,186
Uranium Energy Corp.*(a)	86,326	85,212
Valeant Pharmaceuticals International, Inc.*	2,843	69,796
Total United States		1,247,296
Total Common Stocks
(Cost $14,370,277)		14,674,715

MONEY MARKET FUND – 4.9%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.40%(d) (Cost $763,286)	763,286	763,286

REPURCHASE AGREEMENTS – 12.1%(e)
Citibank NA, dated 09/30/16, due 10/03/16, 0.52%, total to be received $187,694, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $191,363)	$187,691	187,691
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $281,541, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $286,220)	281,537	281,537
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $436,858, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $444,331)	436,852	436,852
HSBC Securities USA, Inc., dated 09/30/16, due 10/03/16, 0.46%, total to be received $436,858, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.13%, 10/03/16-07/15/37, totaling $445,100)	436,852	436,852
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $97,095, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $98,795)	97,094	97,094

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $436,858, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $444,509)	$436,852	$436,852
Total Repurchase Agreements
(Cost $1,876,878)		1,876,878
Total Investments – 111.3%
(Cost $17,010,441)		17,314,879
Liabilities in Excess of Other Assets – (11.3%)		(1,758,710)
Net Assets – 100.0%		$15,556,169

PLC - Public Limited Company

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,863,542; the aggregate market value of the collateral held by the fund is $1,936,534. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $59,656.
(b)	American Depositary Receipt.
(c)	Registered Shares.
(d)	Rate shown reflects the 7-day yield as of September 30, 2016.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	1.2%
Aerospace/Defense	1.0
Apparel	0.2
Auto Parts & Equipment	0.5
Banks	4.8
Chemicals	1.5
Commercial Services	2.0
Computers	0.5
Diversified Financial Services	2.4
Electronics	0.7
Energy - Alternate Sources	1.7
Food	2.5
Forest Products & Paper	1.3
Insurance	2.1
Internet	14.0
Lodging	0.5
Mining	1.1
Oil & Gas	17.5
Pharmaceuticals	16.8
Real Estate	0.6
Retail	1.9
Semiconductors	4.1
Software	2.1
Telecommunications	11.9
Water	1.4
Money Market Fund	4.9
Repurchase Agreements	12.1
Total Investments	111.3
Liabilities in Excess of Other Assets	(11.3)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MARKET ADAPTIVE UNCONSTRAINED INCOME ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 80.0%
Asset Allocation Fund – 25.0%
SPDR Barclays Convertible Securities ETF	6,462	$299,579

Debt Fund – 55.0%
iShares JPMorgan USD Emerging Markets Bond ETF	2,555	299,471
SPDR Barclays High Yield Bond ETF	9,801	359,893
Total Debt Fund		659,364
Total Exchange Traded Funds
(Cost $951,851)		958,943
Total Investments – 80.0%
(Cost $951,851)		958,943
Other Assets in Excess of Liabilities – 20.0%		239,280
Net Assets – 100.0%		$1,198,223

ETF - Exchange Traded Fund

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Allocation Fund	25.0%
Debt Fund	55.0
Total Investments	80.0
Other Assets in Excess of Liabilities	20.0
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 97.8%
Equity Fund – 97.8%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	27,497	$725,371
Deutsche X-Trackers MSCI Emerging Markets Hedged Equity ETF	36,103	726,753
First Trust ISE Cloud Computing Index Fund	8,903	304,127
iShares Core S&P 500 ETF	13,375	2,909,865
iShares Core S&P Mid-Cap ETF	23,568	3,646,205
iShares MSCI Emerging Markets ETF	19,561	732,559
iShares Russell 2000 ETF(a)	35,361	4,392,190
iShares US Industrials ETF	6,407	732,640
iShares US Technology ETF	6,126	728,994
Total Exchange Traded Funds
(Cost $14,773,366)		14,898,704

MONEY MARKET FUND – 2.5%
Dreyfus Institutional Treasury and Agency Cash Advantage Fund, 0.27%(b) (Cost $386,524)	386,524	386,524

REPURCHASE AGREEMENTS – 28.6%(c)
Citibank NA, dated 09/30/16, due 10/03/16, 0.52%, total to be received $434,920, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $443,423)	$434,914	434,914
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $652,381, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $663,224)	652,372	652,372
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $1,012,279, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $1,029,594)	1,012,264	1,012,264
HSBC Securities USA, Inc., dated 09/30/16, due 10/03/16, 0.46%, total to be received $1,012,277, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.13%, 10/03/16-07/15/37, totaling $1,031,377)	1,012,264	1,012,264
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $225,073, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $229,012)	225,070	225,070
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $1,012,279, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $1,030,006)	1,012,264	1,012,264
Total Repurchase Agreements
(Cost $4,349,148)		4,349,148
Total Investments – 128.9%
(Cost $19,509,038)		19,634,376
Liabilities in Excess of Other Assets – (28.9%)		(4,396,233)
Net Assets – 100.0%		$15,238,143

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,257,468; the aggregate market value of the collateral held by the fund is $4,349,148.
(b)	Rate shown reflects the 7-day yield as of September 30, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Equity Fund	97.8%
Money Market Fund	2.5
Repurchase Agreements	28.6
Total Investments	128.9
Liabilities in Excess of Other Assets	(28.9)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares/Principal	Value
EXCHANGE TRADED FUNDS – 47.2%
Commodity Fund – 2.9%
SPDR Gold Shares*	1,801	$226,278

Currency Fund – 4.2%
PowerShares DB US Dollar Index Bullish Fund*(a)	7,124	175,820
ProShares UltraShort Euro*	6,150	146,124
Total Currency Fund		321,944

Debt Fund – 12.0%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares*(a)	33,584	930,277

Equity Fund – 28.1%
Direxion Daily S&P 500 Bull 3X*	3,731	362,578
iShares Residential Real Estate Capped ETF	3,050	199,836
ProShares UltraPro QQQ*	2,893	372,011
ProShares UltraShort Financials*	1,140	45,429
Technology Select Sector SPDR Fund	10,776	514,877
Vanguard Global ex-U.S. Real Estate ETF	5,766	323,876
WisdomTree India Earnings Fund	1,869	40,408
WisdomTree Japan Hedged Equity Fund	7,392	317,191
Total Equity Fund		2,176,206
Total Exchange Traded Funds
(Cost $3,161,156)		3,654,705

CLOSED-END FUND – 2.7%
Country Fund – 2.7%
Morgan Stanley China A Share Fund, Inc.
(Cost $267,323)	11,077	207,140

MONEY MARKET FUND – 50.6%
Goldman Sachs Financial Square Fund, 0.15%(b) (Cost $3,918,107)	3,918,107	3,918,107

REPURCHASE AGREEMENTS – 13.2%(c)
BNP Paribas Securities Corp., dated 09/30/16, due 10/03/16, 0.48%, total to be received $250,003, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.30%, 10/14/16-09/09/49, totaling $253,853)	$250,000	250,000
Citibank NA, dated 09/30/16, due 10/03/16, 0.52%, total to be received $102,153, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $104,151)	102,152	102,152
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $153,230, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $155,777)	153,228	153,228
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $250,004, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $254,280)	250,000	250,000
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.49%, total to be received $16,131, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $16,414)	16,131	16,131

See accompanying Notes to Schedules of Investments.

ADVISORSHARES MORGAN CREEK GLOBAL TACTICAL ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $250,004, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $254,382)	$250,000	$250,000
Total Repurchase Agreements
(Cost $1,021,511)		1,021,511
Total Investments – 113.7%
(Cost $8,368,097)		8,801,463
Liabilities in Excess of Other Assets – (13.7%)		(1,062,437)
Net Assets – 100.0%		$7,739,026

ETF - Exchange Traded Fund

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,000,140; the aggregate market value of the collateral held by the fund is $1,021,511.
(b)	Rate shown reflects the 7-day yield as of September 30, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Commodity Fund	2.9%
Country Fund	2.7
Currency Fund	4.2
Debt Fund	12.0
Equity Fund	28.1
Money Market Fund	50.6
Repurchase Agreements	13.2
Total Investments	113.7
Liabilities in Excess of Other Assets	(13.7)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES – 33.4%
Commercial Mortgage Backed Securities – 14.9%
Access Point Funding I LLC, Class A, Series 2015-A, 2.61%, 04/15/20‡	$86,379	$86,325
Aventura Mall Trust, Class A, Series 2013-AVM, 3.87%, 12/05/32@‡	1,015,000	1,091,727
Aventura Mall Trust, Class C, Series 2013-AVM, 3.74%, 12/05/32@‡	250,000	262,388
Banc of America Commercial Mortgage Trust, Class A4, Series 2007-2, 5.79%, 04/10/49@	298,114	299,747
Banc of America Commercial Mortgage Trust, Class AM, Series 2007-4, 6.00%, 02/10/51@	475,000	489,868
Bayview Commercial Asset Trust, Class A3, Series 2008-1, 1.95%, 01/25/38@‡	205,617	201,655
Bcrr Trust, Class 2A1, Series 2009-1, 5.86%, 07/17/40@‡	117,102	117,105
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW14, 5.24%, 12/11/38	285,000	285,273
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	899,704	926,881
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW17, 5.92%, 06/11/50@	990,000	1,021,177
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	584,874	601,047
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	547,681	550,058
Citigroup Commercial Mortgage Trust, Class A, Series 2016-SMPL, 2.23%, 09/10/21‡	470,000	469,996
Citigroup Commercial Mortgage Trust, Class AM, Series 2008-C7, 6.34%, 12/10/49@	530,000	548,393
Citigroup Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.90%, 12/10/49@	140,000	142,559
Citigroup Commercial Mortgage Trust, Class A1A, Series 2007-C6, 5.90%, 12/10/49@	1,366,352	1,391,881
Citigroup Commercial Mortgage Trust, Class MLSR, Series 2010-RR3, 5.81%, 06/14/50@‡	1,039,864	1,048,950
Colony Multifamily Mortgage Trust, Class A, Series 2014-1, 2.54%, 04/20/50‡	656,911	655,418
Commercial Mortgage Lease-Backed Certificates, Class A3, Series 2001-CMLB, 7.47%, 06/20/31@‡	460,000	539,545
Commercial Mortgage Trust, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	1,532,000	1,581,580
Credit Suisse Commercial Mortgage Trust, Class A, Series 2016-BDWN, 3.41%, 02/15/29@‡	600,000	598,421
Credit Suisse Commercial Mortgage Trust, Class A1A, Series 2007-C1, 5.36%, 02/15/40	247,020	248,081
Credit Suisse Commercial Mortgage Trust, Class 1A, Series 2010-RR7, 5.38%, 08/12/48@‡	235,298	234,989
GAHR Commercial Mortgage Trust, Class CFX, Series 2015-NRF, 3.49%, 12/15/34@‡	200,000	203,862
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.99%, 08/10/45@	869,985	884,177
GS Mortgage Securities Trust, Class A1A, Series 2007-GG10, 5.99%, 08/10/45@	2,308,278	2,348,264
Hilton USA Trust, Class EFX, Series 2013-HLT, 4.60%, 11/05/30@‡	535,000	536,903

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Class A4, Series 2014-C22, 3.80%, 09/15/47	$809,000	$884,954
JPMorgan Chase Commercial Mortgage Securities Trust, Class B, Series 2015-SGP, 3.19%, 07/15/36@‡	535,000	537,221
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 6.18%, 04/17/45@	102,725	102,578
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2011-C4, 4.11%, 07/15/46‡	794,610	826,157
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2006-LDP9, 5.34%, 05/15/47	700,529	700,671
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP9, 5.37%, 05/15/47	980,000	983,091
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	465,000	456,301
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-CB19, 5.89%, 02/12/49@	1,779,043	1,804,649
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	2,015,368	2,059,744
LB Commercial Mortgage Trust, Class A4, Series 2007-C3, 6.12%, 07/15/44@	2,099,505	2,154,642
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C2, 5.43%, 02/15/40	795,956	802,617
LB-UBS Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.86%, 07/15/40@	1,024,327	1,037,253
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	652,343	675,914
Morgan Stanley Capital Barclays Bank Trust, Class A, Series 2016-MART, 2.20%, 09/13/31‡	610,000	612,049
Morgan Stanley Capital I Trust, Class A4, Series 2008-T29, 6.48%, 01/11/43@	155,960	163,286
Morgan Stanley Capital I Trust, Class AM, Series 2008-T29, 6.48%, 01/11/43@	860,000	898,940
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.87%, 04/15/49@	226,000	218,912
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ14, 5.69%, 04/15/49@	800,000	808,816
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	588,869	605,638
Motel 6 Trust, Class D, Series 2015-MTL6, 4.53%, 02/05/30‡	650,000	653,617
Motel 6 Trust, Class B, Series 2015-MTL6, 3.30%, 02/05/30‡	385,000	386,320
Wachovia Bank Commercial Mortgage Trust, Class A5, Series 2007-C30, 5.34%, 12/15/43	921,336	927,290
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	1,060,000	1,069,588
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	623,676	629,394
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,380,000	1,398,698

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.89%, 06/15/49@	$935,000	$950,529
Total Commercial Mortgage Backed Securities		39,715,139

Residential Mortgage Backed Securities – 18.3%
Agate Bay Mortgage Trust, Class A1, Series 2013-1, 3.50%, 07/25/43@‡	414,611	427,749
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	143,287	154,377
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35	206,547	213,608
Banc of America Funding Trust, Class 5A1, Series 2004-A, 2.87%, 07/20/34@	172,929	172,039
Banc of America Funding Trust, Class 1A1, Series 2005-1, 5.50%, 02/25/35	191,451	192,148
Banc of America Funding Trust, Class A1, Series 2016-R1, 2.50%, 03/25/40@‡	1,205,005	1,196,452
Banc of America Mortgage Trust, Class 4A1, Series 2004-5, 4.75%, 06/25/19	226,341	226,680
Banc of America Mortgage Trust, Class 6A3, Series 2004-7, 4.50%, 08/25/19	334,951	334,387
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37	422,915	441,015
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 2.72%, 04/25/34@	539,215	535,899
Bear Stearns ARM Trust, Class 22A1, Series 2004-9, 3.25%, 11/25/34@	611,201	602,379
Bear Stearns ARM Trust, Class 21A1, Series 2004-10, 3.14%, 01/25/35@	921,470	931,199
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 2.93%, 01/25/35@	965,426	964,716
Bear Stearns ARM Trust, Class 12A3, Series 2004-10, 2.91%, 01/25/35@	339,076	312,327
Centex Home Equity Loan Trust, Class AF5, Series 2004-D, 5.85%, 09/25/34	438,000	454,424
Chase Mortgage Trust, Class M2, Series 2016-1, 3.75%, 04/25/45@‡	571,709	593,564
Chase Mortgage Trust, Class M2, Series 2016-2, 3.75%, 12/25/45@‡	840,366	874,706
Citicorp Residential Mortgage Trust, Class A4, Series 2006-1, 5.57%, 07/25/36	264,901	270,828
Citigroup Mortgage Loan Trust, Class A, Series 2014-A, 4.00%, 01/25/35@‡	490,706	512,449
Citigroup Mortgage Loan Trust, Class A1, Series 2015-PS1, 3.75%, 09/25/42@‡	459,941	478,484
Citigroup Mortgage Loan Trust, Class A1, Series 2015-A, 3.50%, 06/25/58@‡	973,065	996,700
Citigroup Mortgage Loan Trust, Inc., Class A2, Series 2003-UP3, 7.00%, 09/25/33	177,095	184,389
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.53%, 08/25/34@	297,491	298,290
Colony American Finance Ltd., Class A, Series 2015-1, 2.90%, 10/15/47‡	426,236	431,836
COLT Mortgage Loan Trust, Class A1, Series 2016-1, 3.00%, 05/25/46‡	822,191	829,179
COLT Mortgage Loan Trust, Class A1, Series 2016-2, 2.75%, 09/25/46@‡	1,065,000	1,073,847
Countrywide Asset-Backed Certificates, Class A3, Series 2004-S1, 5.12%, 02/25/35	466,071	474,303

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Credit Suisse Commercial Mortgage Trust, Class A16, Series 2013-HYB1, 3.03%, 04/25/43@‡	$850,523	$853,967
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	74,735	75,360
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.61%, 09/25/34@	153,740	152,358
Federal Home Loan Mortgage Corporation, Class M2, Series 2016-DNA2, 2.65%, 10/25/28@	500,000	508,364
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 3.43%, 06/25/34@	397,566	403,075
GSAA Trust, Class AF4, Series 2005-1, 5.62%, 11/25/34	141,514	146,768
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 2.74%, 06/25/34@	560,554	544,421
Home Equity Loan Trust, Class AIIB, Series 2003-HS2, 0.70%, 06/25/28@	216,807	211,857
Irwin Home Equity Loan Trust, Class M1, Series 2003-A, 2.00%, 10/25/27@	188,788	187,568
Jefferies Resecuritization Trust, Class 1A1, Series 2014-R1, 4.00%, 12/27/37‡	341,060	341,854
JPMorgan Mortgage Trust, Class 2A2, Series 2014-2, 3.50%, 06/25/29@‡	187,574	193,827
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 2.89%, 07/25/34@	277,427	275,465
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 3.02%, 08/25/34@	258,382	259,604
JPMorgan Mortgage Trust, Class 2A1, Series 2004-A4, 2.75%, 09/25/34@	132,613	134,602
JPMorgan Mortgage Trust, Class 4A1, Series 2005-A2, 2.42%, 04/25/35@	643,955	633,825
JPMorgan Mortgage Trust, Class 2A2, Series 2014-1, 3.50%, 01/25/44@‡	603,101	626,859
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡	310,893	330,359
JPMorgan Mortgage Trust, Class A16, Series 2014-OAK4, 4.00%, 09/25/44@‡	509,558	526,065
JPMorgan Mortgage Trust, Class 1A4, Series 2015-4, 3.50%, 06/25/45@‡	1,058,030	1,098,966
JPMorgan Mortgage Trust, Class A3, Series 2016-1, 3.50%, 05/25/46‡	1,401,212	1,454,441
JPMorgan Mortgage Trust, Class 1A1, Series 2016-3, 3.50%, 10/25/46@‡	535,000	555,146
JPMorgan Mortgage Trust, Class AM1, Series 2015-1, 2.66%, 12/25/44@‡	676,164	676,257
JPMorgan Mortgage Trust, Class A2, Series 2015-5, 2.90%, 05/25/45@‡	1,067,591	1,088,245
MASTR Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	352,286	366,335
MASTR Alternative Loan Trust, Class 2A1, Series 2005-2, 6.00%, 01/25/35	214,841	223,176
MASTR Asset Securitization Trust, Class 1A1, Series 2005-1, 5.00%, 05/25/20	188,897	190,771
MASTR Asset Securitization Trust, Class 4A5, Series 2003-5, 5.50%, 06/25/33	472,521	476,289
Mastr Specialized Loan Trust, Class A2, Series 2005-3, 5.70%, 11/25/35‡	320,780	324,473
Merrill Lynch Mortgage Investors Trust, Class A1, Series 2004-A4, 2.76%, 08/25/34@	764,848	775,793

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Mill City Mortgage Loan Trust, Class A1, Series 2016-1, 2.50%, 04/25/57@‡	$738,349	$744,327
Morgan Stanley Residential Mortgage Loan Trust, Class A1, Series 2014-1A, 2.99%, 06/25/44@‡	593,056	602,925
New Residential Mortgage Loan Trust, Class A1, Series 2016-2A, 3.75%, 11/25/35@‡	218,880	228,702
New Residential Mortgage Loan Trust, Class A, Series 2014-1A, 3.75%, 01/25/54@‡	623,676	652,216
New Residential Mortgage Loan Trust, Class A3, Series 2014-2A, 3.75%, 05/25/54@‡	288,370	301,225
New Residential Mortgage Loan Trust, Class AFX3, Series 2014-3A, 3.75%, 11/25/54@‡	1,602,070	1,667,376
New Residential Mortgage Loan Trust, Class A1, Series 2015-2A, 3.75%, 08/25/55@‡	1,154,490	1,210,441
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56@‡	325,137	338,845
New Residential Mortgage Loan Trust, Class A1, Series 2016-3A, 3.75%, 09/25/56@‡	950,000	989,317
NovaStar Mortgage Funding Trust, Class M5, Series 2004-4, 2.18%, 03/25/35@	1,205,000	1,181,435
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	72,765	73,653
Sequoia Mortgage Trust, Class A9, Series 2014-3, 3.75%, 10/25/44@‡	570,196	595,351
Sequoia Mortgage Trust, Class A6, Series 2014-4, 3.50%, 11/25/44@‡	562,330	581,794
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 2.96%, 02/25/34@	400,934	391,938
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 2.93%, 04/25/34@	708,005	704,465
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 2.93%, 04/25/34@	132,945	131,200
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 2.93%, 05/25/34@	285,012	288,845
Structured Asset Sec Corp. Pass-Through Cert., Class A3, Series 2002-AL1, 3.45%, 02/25/32	855,569	850,313
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 2.66%, 12/25/33@	260,996	259,849
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.50%, 02/25/34	554,404	570,952
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	1,018,555	1,005,970
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	395,189	404,524
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 3.09%, 11/25/33@	292,591	288,629
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 3A3, Series 2004-15, 5.50%, 09/25/34	203,990	205,793
Towd Point Mortgage Trust, Class A1B, Series 2015-3, 3.00%, 03/25/54@‡	498,614	511,079

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class A1B, Series 2016-1, 2.75%, 02/25/55@‡	$932,162	$944,935
Towd Point Mortgage Trust, Class A1B, Series 2015-5, 2.75%, 05/25/55@‡	911,850	924,191
Towd Point Mortgage Trust, Class A2, Series 2015-5, 3.50%, 05/25/55@‡	250,000	253,290
Towd Point Mortgage Trust, Class A1, Series 2016-4, 2.25%, 07/25/56@‡	615,000	617,602
Vericrest Opportunity Loan Trust, Class A1, Series 2014-NPL9, 3.38%, 11/25/54@‡	136,327	136,578
Vericrest Opportunity Loan Trust, Class A1, Series 2015-NPL3, 3.38%, 10/25/58‡	237,129	237,251
VOLT XXII LLC, Class A1, Series 2016-NPL8, 3.50%, 07/25/46‡	208,826	209,485
VOLT XXII LLC, Class A1, Series 2015-NPL4, 3.50%, 02/25/55‡	148,339	148,821
VOLT XXXI LLC, Class A1, Series 2015-NPL2, 3.38%, 02/25/55‡	248,980	249,602
WaMu Mortgage Pass-Through Certificates, Class A1, Series 2003-AR6, 2.90%, 06/25/33@	247,796	247,102
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Class 2A1, Series 2003-AR4, 2.33%, 08/25/33@	162,311	160,077
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2003-G, 2.72%, 06/25/33@	28,496	28,632
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 2.62%, 10/25/33@	165,975	167,537
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2003-J, 2.64%, 10/25/33@	172,416	173,595
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 2.84%, 02/25/34@	217,227	219,088
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 3.08%, 07/25/34@	126,031	128,364
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 3.11%, 07/25/34@	375,726	375,880
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-U, 2.88%, 10/25/34@	474,650	472,842
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 2.85%, 12/25/34@	152,695	155,834
Wells Fargo Mortgage Backed Securities Trust, Class A12, Series 2005-3, 5.50%, 05/25/35	300,894	303,380
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2005-14, 5.50%, 12/25/35	110,482	114,846
Total Residential Mortgage Backed Securities		48,864,160

U.S. Government Agency Securities – 0.2%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	429,458	453,965
Total Mortgage Backed Securities
(Cost $90,809,187)		89,033,264

ASSET BACKED SECURITIES – 26.0%
American Credit Acceptance Receivables Trust, Class B, Series 2016-1A, 4.24%, 06/13/22‡	665,000	689,882
AmeriCredit Automobile Receivables Trust, Class B, Series 2016-1, 2.30%, 03/08/21	1,720,000	1,743,859

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-4, 2.88%, 07/08/21	$715,000	$733,664
AmeriCredit Automobile Receivables Trust, Class C, Series 2014-2, 2.18%, 06/08/20	500,000	504,930
AmeriCredit Automobile Receivables Trust, Class C, Series 2015-3, 2.73%, 03/08/21	655,000	668,669
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	1,051,390
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	579,264
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	755,000	765,119
Ascentium Equipment Receivables LLC, Class B, Series 2015-1A, 2.26%, 06/10/21‡	600,000	606,599
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@	524,579	544,609
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	500,000	501,645
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	1,140,000	1,140,241
Avis Budget Rental Car Funding Aesop LLC, Class A, Series 2013-2A, 2.97%, 02/20/20‡	1,465,000	1,494,556
BankAmerica Manufactured Housing Contract Trust, Class B1, Series 1998-1, 7.81%, 08/10/25@	108,659	110,980
BXG Receivables Note Trust, Class A, Series 2013-A, 3.01%, 12/04/28‡	176,662	178,621
BXG Receivables Note Trust, Class A, Series 2015-A, 2.88%, 05/02/30‡	405,140	409,873
California Republic Auto Receivables Trust, Class A4, Series 2014-3, 1.79%, 03/16/20	645,000	649,563
California Republic Auto Receivables Trust, Class B, Series 2014-2, 2.34%, 04/15/20	500,000	506,756
California Republic Auto Receivables Trust, Class B, Series 2015-3, 2.70%, 09/15/21	645,000	657,574
Capital Auto Receivables Asset Trust, Class C, Series 2013-1, 1.74%, 10/22/18	356,021	356,406
Capital Auto Receivables Asset Trust, Class C, Series 2013-4, 2.67%, 02/20/19	635,000	641,940
Capital Auto Receivables Asset Trust, Class C, Series 2015-2, 2.67%, 08/20/20	650,000	657,242
CarFinance Capital Auto Trust, Class B, Series 2013-2A, 3.15%, 08/15/19‡	147,634	148,571
CarFinance Capital Auto Trust, Class B, Series 2014-1A, 2.72%, 04/15/20‡	200,000	201,287
CarFinance Capital Auto Trust, Class B, Series 2014-2A, 2.64%, 11/16/20‡	480,000	483,418
CarFinance Capital Auto Trust, Class B, Series 2015-1A, 2.91%, 06/15/21‡	1,000,000	1,008,465
CarFinance Capital Auto Trust, Class D, Series 2014-1A, 4.90%, 04/15/20‡	415,000	416,639
CarMax Auto Owner Trust, Class B, Series 2016-2, 2.16%, 12/15/21	575,000	582,752
CarMax Auto Owner Trust, Class B, Series 2014-4, 2.20%, 09/15/20	700,000	710,407
CarMax Auto Owner Trust, Class B, Series 2015-4, 2.16%, 08/16/21	713,000	720,692
CarMax Auto Owner Trust, Class C, Series 2015-2, 2.39%, 03/15/21	615,000	624,418

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Carnow Auto Receivables Trust, Class D, Series 2014-1A, 4.16%, 11/15/18‡	$400,000	$402,661
CCG Receivables Trust, Class A3, Series 2015-1, 1.92%, 01/17/23‡	1,000,000	1,007,113
CCG Receivables Trust, Class B, Series 2014-1, 2.15%, 11/15/21‡	420,000	421,484
Centre Point Funding LLC, Class 1, Series 2012-2A, 2.61%, 08/20/21‡	594,798	590,470
Chrysler Capital Auto Receivables Trust, Class D, Series 2015-BA, 4.17%, 01/16/23‡	635,000	650,260
Citi Held For Asset Issuance, Class A, Series 2015-PM3, 2.56%, 05/16/22‡	334,676	334,816
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	587,450	589,747
Conseco Financial Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@	210,974	215,324
Diamond Resorts Owner Trust, Class A, Series 2014-1, 2.54%, 05/20/27‡	658,041	659,327
DRB Prime Student Loan Trust, Class A3, Series 2015-D, 2.50%, 01/25/36‡	470,411	472,685
Drive Auto Receivables Trust, Class B, Series 2016-AA, 3.17%, 05/15/20‡	1,200,000	1,217,127
Drive Auto Receivables Trust, Class B, Series 2016-BA, 2.56%, 06/15/20‡	1,250,000	1,261,818
Drive Auto Receivables Trust, Class C, Series 2015-AA, 3.06%, 05/17/21‡	1,225,000	1,238,993
Drive Auto Receivables Trust, Class C, Series 2015-DA, 3.38%, 11/15/21‡	1,000,000	1,018,834
Drug Royalty II LP, Class A2, Series 2014-1, 3.48%, 07/15/23‡	290,148	286,050
DT Auto Owner Trust, Class B, Series 2016-1A, 2.79%, 05/15/20‡	700,000	706,860
DT Auto Owner Trust, Class C, Series 2014-1A, 2.64%, 10/15/19‡	135,677	135,874
DT Auto Owner Trust, Class C, Series 2014-2A, 2.46%, 01/15/20‡	146,493	146,900
DT Auto Owner Trust, Class C, Series 2014-3A, 3.04%, 09/15/20‡	560,000	565,227
DT Auto Owner Trust, Class C, Series 2015-3A, 3.25%, 07/15/21‡	655,000	663,177
DT Auto Owner Trust, Class C, Series 2016-2A, 3.67%, 01/18/22‡	625,000	638,941
DT Auto Owner Trust, Class C, Series 2016-3A, 3.15%, 03/15/22‡	650,000	656,040
Exeter Automobile Receivables Trust, Class A, Series 2016-1A, 2.35%, 07/15/20‡	842,002	844,474
Exeter Automobile Receivables Trust, Class B, Series 2013-2A, 3.09%, 07/16/18‡	4,775	4,778
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	441,223	443,784
Exeter Automobile Receivables Trust, Class C, Series 2014-1A, 3.57%, 07/15/19‡	1,110,000	1,120,250
Exeter Automobile Receivables Trust, Class C, Series 2014-2A, 3.26%, 12/16/19‡	880,000	889,752
Exeter Automobile Receivables Trust, Class C, Series 2015-1A, 4.10%, 12/15/20‡	500,000	508,516
Exeter Automobile Receivables Trust, Class C, Series 2015-2A, 3.90%, 03/15/21‡	600,000	607,965
Flagship Credit Auto Trust, Class A, Series 2016-1, 2.77%, 12/15/20‡	660,385	667,042
Foursight Capital Automobile Receivables Trust, Class A2, Series 2016-1, 2.87%, 10/15/21‡	915,000	922,086

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Class B, Series 2014-1, 3.56%, 11/22/21‡	$500,000	$501,350
Gold Key Resorts LLC, Class A, Series 2014-A, 3.22%, 03/17/31‡	364,858	366,215
Hertz Vehicle Financing II LP, Class A, Series 2015-2A, 2.02%, 09/25/19‡	1,075,000	1,070,854
Hertz Vehicle Financing LLC, Class A, Series 2016-1A, 2.32%, 03/25/20‡	200,000	201,138
Hertz Vehicle Financing LLC, Class A2, Series 2011-1A, 3.29%, 03/25/18‡	1,150,000	1,155,664
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	663,830	661,617
Hilton Grand Vacations Trust, Class A, Series 2014-AA, 1.77%, 11/25/26‡	224,507	222,940
Hyundai Auto Receivables Trust, Class B, Series 2015-C, 2.15%, 11/15/21	1,000,000	1,013,332
Hyundai Auto Receivables Trust, Class D, Series 2014-B, 2.51%, 12/15/20	425,000	427,621
Hyundai Auto Receivables Trust, Class D, Series 2015-A, 2.73%, 06/15/21	500,000	504,675
LEAF Receivables Funding 10 LLC, Class D, Series 2015-1, 3.74%, 05/17/21‡	615,000	612,215
LEAF Receivables Funding 9 LLC, Class D, Series 2013-1, 5.11%, 09/15/21‡	345,000	351,469
Marriott Vacation Club Owner Trust, Class A, Series 2012-1A, 2.51%, 05/20/30‡	715,368	720,655
Mid-State Trust, Class A4, Series 1997-6, 7.79%, 07/01/35	309,232	327,838
MVW Owner Trust, Class A, Series 2016-1A, 2.25%, 12/20/33‡	778,486	777,521
MVW Owner Trust, Class B, Series 2015-1A, 2.96%, 12/20/32‡	471,942	475,974
National City Mortgage Capital Trust, Class 2A1, Series 2008-1, 6.00%, 03/25/38	237,126	247,719
Navistar Financial Dealer Note Master Owner Trust II, Class B, Series 2016-1, 2.55%, 09/27/21@‡	1,065,000	1,065,000
OneMain Financial Issuance Trust, Class A, Series 2015-1A, 3.19%, 03/18/26‡	120,000	121,372
OneMain Financial Issuance Trust, Class A, Series 2014-1A, 2.43%, 06/18/24‡	437,106	437,536
OneMain Financial Issuance Trust, Class A, Series 2015-2A, 2.57%, 07/18/25‡	325,000	326,558
Orange Lake Timeshare Trust, Class A, Series 2015-AA, 2.88%, 09/08/27‡	409,615	413,241
Santander Drive Auto Receivables Trust, Class B, Series 2016-2, 2.08%, 02/16/21	750,000	755,754
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	449,046	450,119
Santander Drive Auto Receivables Trust, Class C, Series 2014-3, 2.13%, 08/17/20	600,000	603,287
Santander Drive Auto Receivables Trust, Class C, Series 2016-1, 3.09%, 04/15/22	1,070,000	1,098,639
Santander Drive Auto Receivables Trust, Class D, Series 2012-6, 2.52%, 09/17/18	350,000	351,683
Santander Drive Auto Receivables Trust, Class D, Series 2013-1, 2.27%, 01/15/19	785,000	791,117
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	475,000	482,356
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	137,917	137,251

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC, Class A, Series 2014-2A, 2.05%, 06/20/31‡	$90,471	$90,553
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	96,839	97,245
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	81,485	81,536
Silverleaf Finance XVIII LLC, Class A, Series 2014-A, 2.81%, 01/15/27‡	356,537	353,419
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	500,000	500,009
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	270,000	275,626
SLM Private Education Loan Trust, Class A2A, Series 2014-A, 2.59%, 01/15/26‡	1,275,000	1,291,572
SNAAC Auto Receivables Trust, Class C, Series 2014-1A, 2.21%, 01/15/20‡	495,307	496,187
SoFi Professional Loan Program LLC, Class A2, Series 2014-B, 2.55%, 08/27/29‡	470,850	478,119
SoFi Professional Loan Program LLC, Class A2, Series 2015-A, 2.42%, 03/25/30‡	267,936	271,452
SoFi Professional Loan Program LLC, Class A2, Series 2016-A, 2.76%, 12/26/36‡	440,092	451,478
SoFi Professional Loan Program LLC, Class A2B, Series 2016-C, 2.36%, 12/27/32‡	1,006,000	1,016,751
TCF Auto Receivables Owner Trust, Class B, Series 2014-1A, 2.33%, 05/15/20‡	800,000	809,417
Tidewater Auto Receivables Trust, Class C, Series 2014-AA, 2.56%, 08/15/19‡	500,000	501,663
Trip Rail Master Funding LLC, Class A1, Series 2014-1A, 2.86%, 04/15/44‡	233,001	232,259
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	258,459	264,943
U-Haul S Fleet LLC, Class 1, Series 2010-BT1A, 4.90%, 10/25/23‡	749,381	758,500
United Auto Credit Securitization Trust, Class B, Series 2016-1, 2.73%, 05/15/18‡	720,000	723,230
Verizon Owner Trust, Class A, Series 2016-1A, 1.42%, 01/20/21‡	1,185,000	1,189,208
Welk Resorts LLC, Class A, Series 2015-AA, 2.79%, 06/16/31‡	462,419	463,359
Wendys Funding LLC, Class A2II, Series 2015-1A, 4.08%, 06/15/45‡	529,650	539,322
Westgate Resorts 2016-1 LLC, Class A, Series 2016-1A, 3.50%, 12/20/28‡	457,873	458,470
Westlake Automobile Receivables Trust, Class C, Series 2014-1A, 1.70%, 11/15/19‡	198,282	198,364
Westlake Automobile Receivables Trust, Class C, Series 2015-1A, 2.29%, 11/16/20‡	500,000	502,250
Westlake Automobile Receivables Trust, Class C, Series 2016-2A, 2.83%, 05/17/21‡	780,000	790,273
Total Asset Backed Securities
(Cost $69,044,667)		69,486,321

CORPORATE BONDS – 17.9%
Consumer Discretionary – 1.5%
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	115,000	116,902
Hanesbrands, Inc., 4.63%, 05/15/24‡	205,000	211,406
Lennar Corp., 4.50%, 11/15/19	305,000	322,919
Marriott International, Inc., 3.13%, 10/15/21	520,000	543,002
Newell Rubbermaid, Inc., 2.60%, 03/29/19	375,000	383,645
Newell Rubbermaid, Inc., 3.15%, 04/01/21	65,000	67,791

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
Newell Rubbermaid, Inc., 3.85%, 04/01/23	$45,000	$47,968
QVC, Inc., 3.13%, 04/01/19(a)	610,000	625,825
Toll Brothers Finance Corp., 4.00%, 12/31/18	175,000	181,781
Toll Brothers Finance Corp., 6.75%, 11/01/19	117,000	132,210
Toll Brothers Finance Corp., 5.63%, 01/15/24	35,000	37,538
Toll Brothers Finance Corp., 4.88%, 11/15/25	140,000	143,850
TRI Pointe Holdings, Inc./TRI Pointe Group, Inc., 4.38%, 06/15/19	575,000	594,406
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	454,853
Total Consumer Discretionary		3,864,096

Consumer Staples – 0.1%
Kraft Heinz Foods Co., 2.80%, 07/02/20	185,000	191,887

Energy – 1.5%
Antero Resources Corp., 5.63%, 06/01/23	210,000	214,987
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/22‡	155,000	152,288
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(a)	640,000	636,800
Enbridge Energy Partners LP, 4.38%, 10/15/20	110,000	116,116
Holly Energy Partners LP / Holly Energy Finance Corp., 6.00%, 08/01/24‡	35,000	36,400
Kinder Morgan, Inc., 5.63%, 11/15/23‡	545,000	601,744
MPLX LP, 5.50%, 02/15/23	320,000	330,877
NGL Energy Partners LP/NGL Energy Finance Corp., 5.13%, 07/15/19	535,000	505,575
Occidental Petroleum Corp., 2.60%, 04/15/22	50,000	51,114
Range Resources Corp., 5.00%, 08/15/22‡(a)	260,000	260,000
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/01/22	440,000	464,976
Sabine Oil & Gas Corp., 7.25%, 06/15/19^	92,000	1,714
Sunoco LP/Sunoco Finance Corp., 6.38%, 04/01/23‡	665,000	686,613
Total Energy		4,059,204

Financials – 8.4%
Air Lease Corp., 2.63%, 09/04/18	520,000	524,969
Ally Financial, Inc., 3.25%, 11/05/18	145,000	146,088
Ally Financial, Inc., 4.13%, 03/30/20	270,000	275,400
Ally Financial, Inc., 4.25%, 04/15/21	625,000	638,281
American Campus Communities Operating Partnership LP, 3.35%, 10/01/20	95,000	98,991
Ares Capital Corp., 4.88%, 11/30/18	76,000	79,375
Ares Capital Corp., 3.88%, 01/15/20	210,000	217,362
Aviation Capital Group Corp., 2.88%, 09/17/18‡	195,000	197,681
Bank of America Corp., 2.00%, 01/11/18	235,000	236,156
Bank of America Corp., 5.65%, 05/01/18	200,000	212,234
Bank of America Corp., 5.49%, 03/15/19	66,000	71,391
Bank of New York Mellon Corp. (The), 4.95%#@	555,000	566,845
Bank of New York Mellon Corp. (The), 2.05%, 05/03/21	650,000	654,824
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	80,558
Berkshire Hathaway Finance Corp., 1.30%, 08/15/19	1,370,000	1,372,891
Corporate Office Properties LP, 3.70%, 06/15/21	460,000	476,471
Corrections Corp. of America, 5.00%, 10/15/22	450,000	409,500
DDR Corp., 7.88%, 09/01/20	280,000	336,570
DDR Corp., 3.50%, 01/15/21	145,000	150,508
Digital Realty Trust LP, 3.40%, 10/01/20	420,000	438,106
Digital Realty Trust LP, 3.95%, 07/01/22	270,000	286,531
Fifth Third Bancorp, 4.50%, 06/01/18	321,000	333,740
First Horizon National Corp., 3.50%, 12/15/20	550,000	561,894

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
First Tennessee Bank NA, 2.95%, 12/01/19	$250,000	$253,549
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	537,750
Ford Motor Credit Co. LLC, 3.20%, 01/15/21	650,000	667,969
General Motors Financial Co., Inc., 2.40%, 04/10/18	355,000	357,695
General Motors Financial Co., Inc., 3.20%, 07/06/21	700,000	709,362
General Motors Financial Co., Inc., 3.70%, 05/09/23	280,000	285,182
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	677,976
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	165,000	164,814
Government Properties Income Trust, 3.75%, 08/15/19	85,000	87,140
HCP, Inc., 3.75%, 02/01/19	140,000	145,003
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21	150,000	155,607
Huntington Bancshares, Inc., 7.00%, 12/15/20	200,000	232,658
Jefferies Group LLC, 5.13%, 04/13/18	275,000	287,209
JPMorgan Chase & Co., 5.30%#@	40,000	40,650
JPMorgan Chase & Co., 6.13%, 06/27/17	280,000	289,482
JPMorgan Chase & Co., 2.25%, 01/23/20	380,000	385,171
JPMorgan Chase & Co., 2.30%, 08/15/21	170,000	170,464
JPMorgan Chase Bank NA, 1.65%, 09/23/19	580,000	582,074
Kimco Realty Corp., 3.40%, 11/01/22	105,000	110,764
Lazard Group LLC, 4.25%, 11/14/20	275,000	295,131
Lincoln National Corp., 8.75%, 07/01/19	125,000	147,225
Lincoln National Corp., 4.20%, 03/15/22	475,000	514,662
Lincoln National Corp., 6.05%, 04/20/67@	100,000	77,250
Morgan Stanley, 2.13%, 04/25/18	180,000	181,582
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 02/15/22	45,000	47,081
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	285,006
New York Life Global Funding, 1.95%, 02/11/20‡	65,000	65,838
Santander Holdings USA, Inc., 2.70%, 05/24/19	245,000	248,212
Santander Holdings USA, Inc., 2.65%, 04/17/20	475,000	478,247
SBA Tower Trust, 2.93%, 12/15/17‡	725,000	729,263
SBA Tower Trust, 3.16%, 10/15/20‡	425,000	429,662
SBA Tower Trust, 2.88%, 07/15/21‡	780,000	794,285
Select Income REIT, 4.15%, 02/01/22	515,000	518,054
Senior Housing Properties Trust, 3.25%, 05/01/19	415,000	418,698
Springleaf Finance Corp., 5.25%, 12/15/19	190,000	194,513
State Street Corp., 4.96%, 03/15/18	300,000	313,303
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19‡	400,000	412,458
Ventas Realty LP, 4.00%, 04/30/19	310,000	325,853
Voya Financial, Inc., 2.90%, 02/15/18	279,000	284,332
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.25%, 10/05/20‡(a)	535,000	557,914
Willis North America, Inc., 6.20%, 03/28/17	250,000	255,477
Zions Bancorporation, 4.50%, 03/27/17	330,000	332,984
Total Financials		22,413,915

Health Care – 1.7%
AbbVie, Inc., 2.50%, 05/14/20	540,000	550,979
AbbVie, Inc., 2.30%, 05/14/21	375,000	378,661
Actavis Funding SCS, 3.00%, 03/12/20	85,000	87,834
Actavis Funding SCS, 3.45%, 03/15/22	85,000	89,344
Centene Corp., 5.63%, 02/15/21	320,000	340,000
Centene Corp., 4.75%, 05/15/22	405,000	420,187
CHS/Community Health Systems, Inc., 5.13%, 08/15/18(a)	35,000	35,353

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Forest Laboratories LLC, 4.38%, 02/01/19‡	$200,000	$210,801
HCA, Inc., 6.50%, 02/15/20	185,000	205,350
Mylan NV, 3.15%, 06/15/21‡	170,000	173,377
Owens & Minor, Inc., 3.88%, 09/15/21	95,000	98,262
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	200,000	200,041
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	215,000	215,518
Tenet Healthcare Corp., 6.25%, 11/01/18(a)	150,000	160,875
Tenet Healthcare Corp., 4.15%, 06/15/20@	800,000	808,080
Tenet Healthcare Corp., 6.00%, 10/01/20	105,000	111,300
Universal Health Services, Inc., 4.75%, 08/01/22‡	195,000	201,825
Zimmer Biomet Holdings, Inc., 3.15%, 04/01/22	295,000	305,542
Total Health Care		4,593,329

Industrials – 2.1%
America West Airlines Pass-Through Trust, Series 011G, 7.10%, 04/02/21	855,708	929,512
Continental Airlines Class A Pass-Through Trust, Series 991A, 6.55%, 02/02/19	270,816	287,566
Continental Airlines Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	402,488	450,284
Continental Airlines Class A-1 Pass-Through Trust, Series 01A1, 6.70%, 06/15/21	387,612	416,683
Continental Airlines Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	168,747	177,606
Delta Air Lines Class A Pass-Through Trust, Series 2A, 4.95%, 05/23/19	559,823	589,913
Masco Corp., 3.50%, 04/01/21	515,000	535,600
Masco Corp., 5.95%, 03/15/22	400,000	457,000
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 06/15/19	195,000	197,981
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 02/01/22‡	230,000	239,465
UAL Pass-Through Trust, Series 071A, 6.64%, 07/02/22	1,265,254	1,349,077
Total Industrials		5,630,687

Information Technology – 1.2%
Apple, Inc., 2.25%, 02/23/21	325,000	333,589
Apple, Inc., 2.85%, 02/23/23	140,000	147,506
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.45%, 06/15/23‡	85,000	91,199
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	150,000	152,484
Dun & Bradstreet Corp. (The), 4.00%, 06/15/20	150,000	156,661
First Data Corp., 5.00%, 01/15/24‡	260,000	264,875
Hewlett Packard Enterprise Co., 2.45%, 10/05/17‡	435,000	438,593
Hewlett Packard Enterprise Co., 2.85%, 10/05/18‡	325,000	331,298
Hewlett Packard Enterprise Co., 3.60%, 10/15/20‡	65,000	68,262
Microsoft Corp., 1.55%, 08/08/21	650,000	647,794
Microsoft Corp., 2.00%, 08/08/23	140,000	139,946
Oracle Corp., 1.90%, 09/15/21	260,000	260,841
Oracle Corp., 2.40%, 09/15/23	155,000	156,389
Total Information Technology		3,189,437
Materials – 0.1%
Airgas, Inc., 3.05%, 08/01/20	43,000	44,648
Freeport-McMoRan, Inc., 3.88%, 03/15/23(a)	335,000	302,311
Valvoline, Inc., 5.50%, 07/15/24‡	40,000	42,000
Total Materials		388,959

Telecommunication Services – 1.0%
AT&T, Inc., 2.80%, 02/17/21	840,000	865,186
AT&T, Inc., 3.88%, 08/15/21	210,000	226,934
AT&T, Inc., 3.00%, 06/30/22	205,000	211,032
CenturyLink, Inc., 7.50%, 04/01/24(a)	365,000	390,550
Crown Castle International Corp., 4.88%, 04/15/22	355,000	396,890
T-Mobile USA, Inc., 6.46%, 04/28/19	275,000	280,500

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Telecommunication Services (continued)
Verizon Communications, Inc., 3.65%, 09/14/18	$50,000	$52,212
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	139,227
Total Telecommunication Services		2,562,531
Utilities – 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 05/20/22	235,000	249,687
Dominion Resources, Inc., 2.96%, 07/01/19	50,000	51,354
Exelon Corp., 2.85%, 06/15/20	555,000	575,966
Total Utilities		877,007
Total Corporate Bonds
(Cost $46,872,301)		47,771,052

TERM LOANS – 8.6%
Consumer Discretionary – 2.4%
Altice US Finance I Corp., 4.25%, 12/14/22@	477,560	481,889
Aristocrat International Pty Ltd. (Australia), 3.50%, 10/20/21@	555,787	558,616
Boyd Gaming Corp., 4.00%, 08/14/20@	97,811	98,605
Boyd Gaming Corp., 3.52%, 09/15/23@	154,000	155,386
Caesars Entertainment Corp., 1.50%, 10/31/16@^	136,711	157,703
CDS US Intermediate Holdings, Inc., 5.00%, 07/08/22@	533,610	535,053
Charter Communications Operating LLC, 3.25%, 08/24/21@	89,550	90,031
Charter Communications Operating LLC, 3.50%, 01/24/23@	76,615	77,205
Charter Communications Operating, LLC, 3.00%, 07/01/20@	608,392	611,018
Harbor Freight Tools USA, Inc., 4.00%, 08/18/23@	660,000	664,538
Hilton Worldwide Finance LLC, 3.50%, 10/26/20@	70,595	71,098
Hilton Worldwide Finance LLC, 3.21%, 10/25/23@	721,674	726,974
Libbey Glass, Inc., 3.75%, 04/09/21@	300,004	301,317
MGM Growth Properties Operating Partnership LP, 4.00%, 04/25/23@	623,865	630,300
PetSmart, Inc., 4.25%, 03/11/22@	525,932	527,599
Six Flags Theme Parks, Inc., 3.25%, 06/30/22@	131,218	132,393
Station Casinos LLC, 3.75%, 06/08/23@	309,225	311,738
Univision Communications, Inc., 4.00%, 03/01/20@	246,684	247,436
Total Consumer Discretionary		6,378,899

Consumer Staples – 1.4%
Albertsons LLC, 4.50%, 08/22/21@	525,282	529,968
Aramark Services, Inc., 3.25%, 09/07/19@	323,626	326,055
Aramark Services, Inc., 3.25%, 02/24/21@	491,184	494,870
Coty, Inc., 3.75%, 10/27/22@	90,024	91,205
Dell International LLC, 4.00%, 06/02/23@	450,000	453,195
Galleria Co., 3.75%, 01/26/23@	180,952	182,053
Hostess Brands LLC, 4.50%, 08/03/22@	678,150	683,874
Kronos, Inc., 4.50%, 10/30/19@	423,996	425,925
Pinnacle Foods Finance LLC, 3.28%, 01/13/23@	63,520	64,131
Spectrum Brands, Inc., 5.25%, 06/23/22@	483,298	486,017
Total Consumer Staples		3,737,293

Energy – 0.2%
MEG Energy Corp. (Canada), 3.75%, 03/31/20@	566,621	530,969

Financials – 0.3%
Delos Finance Sarl (Luxembourg), 3.50%, 03/06/21@	289,000	291,409
ESH Hospitality Inc., 3.75%, 08/30/23@	92,000	92,796
Realogy Group LLC, 3.75%, 07/20/22@	289,348	293,191
Total Financials		677,396

Health Care – 1.1%
Acadia Healthcare Co Inc., 3.86%, 02/16/23@	179,548	181,063
CHS/Community Health Systems, Inc., 3.92%, 12/31/18@	237,625	236,661
CHS/Community Health Systems, Inc., 4.00%, 01/27/21@	529,637	521,064

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Health Care (continued)
Emdeon, Inc., 3.75%, 11/02/18@	$346,144	$347,153
Endo Luxembourg Finance I Co. Sarl (Luxembourg), 3.75%, 09/25/22@	145,898	145,755
HCA, Inc., 3.71%, 03/17/23@	611,925	619,718
MPH Acquisition Holdings LLC, 5.00%, 06/07/23@	107,159	108,649
Quintiles Transnational Corp, 3.25%, 05/12/22@	75,050	75,160
RPI Finance Trust, 3.50%, 11/09/20@	301,399	303,174
Team Health, Inc., 3.75%, 11/23/22@	224,308	225,851
Valeant Pharmaceuticals International, Inc. (Canada), 4.50%, 02/13/19@	251,891	252,461
Total Health Care		3,016,709

Industrials – 0.9%
Air Canada (Canada), 4.00%, 09/26/19@	229,713	230,430
Air Canada (Canada), 3.61%, 09/21/23@	97,000	97,340
American Airlines, Inc., 3.50%, 10/10/21@	251,460	252,268
American Airlines, Inc., 3.50%, 04/28/23@	500,000	501,960
AWAS Finance Luxembourg 2012 SA (Luxembourg), 3.50%, 07/16/18@	414,460	416,535
McGraw-Hill Global Education Holdings LLC, 5.00%, 05/04/22@	225,435	227,239
TransDigm, Inc., 3.75%, 06/04/21@	541,328	542,456
United Airlines, Inc., 3.50%, 09/15/21@	103,446	104,092
Total Industrials		2,372,320

Information Technology – 0.6%
Abacus Innovations Corp., 3.27%, 06/09/23@	191,000	192,333
Donnelley Financial Solutions, 3.20%, 09/23/23@	141,000	141,881
First Data Corp., 4.45%, 03/24/21@	547,092	551,765
NXP BV (Netherlands), 3.41%, 12/07/20@	185,554	186,610
ON Semiconductor Corp., 4.25%, 03/31/23@	245,000	246,466
Western Digital Corp., 4.50%, 04/29/23@	300,248	303,783
Total Information Technology		1,622,838

Materials – 0.4%
Anchor Glass Container Corp., 4.75%, 07/01/22@	593,493	598,069
Huntsman International LLC, 4.25%, 04/01/23@	230,840	232,753
Ineos U.S. Finance LLC, 3.75%, 12/15/20@	193,307	193,983
PolyOne Corp., 3.50%, 11/12/22@	172,696	174,639
Total Materials		1,199,444

Telecommunication Services – 0.6%
Level 3 Financing, Inc., 4.00%, 01/15/20@	225,000	226,462
Level 3 Financing, Inc., 3.50%, 05/31/22@	290,000	292,020
T-Mobile USA, Inc., 3.50%, 11/09/22@	379,135	382,769
UPC Financing Partnership, 4.08%, 08/31/24@	505,288	507,857
Virgin Media Investment Holdings Ltd. (United Kingdom), 3.65%, 06/30/23@	336,661	338,612
Total Telecommunication Services		1,747,720

Utilities – 0.7%
Calpine Corp., 3.50%, 05/27/22@	443,388	445,276
Dynegy, Inc., 5.00%, 06/27/23@	686,000	692,390
NRG Energy, Inc., 3.50%, 06/30/23@	388,441	389,818
Texas Competitive Electric Holdings Co. LLC, 5.00%, 10/31/17@	229,592	231,622
Texas Competitive Electric Holdings Co. LLC, 5.00%, 10/31/17@	52,041	52,501
Total Utilities		1,811,607
Total Term Loans
(Cost $22,927,172)		23,095,195

FOREIGN BONDS – 5.9%
Consumer Discretionary – 0.6%
Alibaba Group Holding Ltd. (China), 2.50%, 11/28/19	700,000	715,090
Delphi Automotive PLC (United Kingdom), 3.15%, 11/19/20	530,000	549,298

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Consumer Discretionary (continued)
IHO Verwaltungs GMBH (Germany), 4.13%, 09/15/21‡	$325,000	$329,063
Total Consumer Discretionary		1,593,451

Energy – 0.4%
Encana Corp. (Canada), 3.90%, 11/15/21	555,000	557,486
Petroleos Mexicanos (Mexico), 4.88%, 01/24/22	645,000	659,513
Total Energy		1,216,999

Financials – 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland), 3.95%, 02/01/22	150,000	154,125
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland), 4.25%, 07/01/20(a)	165,000	171,600
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland), 4.50%, 05/15/21	405,000	424,744
Axis Bank Ltd. (India), 3.25%, 05/21/20‡	450,000	462,547
Barclays PLC (United Kingdom), 3.20%, 08/10/21	330,000	332,016
Corp. Andina de Fomento (Supranational), 2.00%, 05/10/19	420,000	424,270
Guanay Finance Ltd. (Chile), 6.00%, 12/15/20‡	618,076	634,300
HSBC Holdings PLC (United Kingdom), 2.95%, 05/25/21	640,000	649,549
Industrial & Commercial Bank of China Ltd. (China), 3.23%, 11/13/19	475,000	495,040
Korea Development Bank (The) (South Korea), 4.63%, 11/16/21	375,000	427,673
Mizuho Financial Group, Inc. (Japan), 2.27%, 09/13/21	785,000	783,421
Nordea Bank AB (Sweden), 1.63%, 09/30/19‡	940,000	937,988
UBS Group Funding Jersey Ltd. (Switzerland), 2.65%, 02/01/22‡	400,000	399,748
Total Financials		6,297,021

Health Care – 0.3%
Fresenius US Finance II, Inc. (Germany), 4.50%, 01/15/23‡	140,000	146,650
Teva Pharmaceutical Finance Netherlands III BV (Israel), 1.70%, 07/19/19	400,000	399,366
Teva Pharmaceutical Finance Netherlands III BV (Israel), 2.20%, 07/21/21	165,000	164,564
Teva Pharmaceutical Finance Netherlands III BV (Israel), 2.80%, 07/21/23	65,000	65,267
Total Health Care		775,847

Industrials – 0.7%
Air Canada Class B Pass-Through Trust (Canada), 5.38%, 05/15/21‡	453,252	467,416
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/20‡	145,000	148,561
British Airways Class B Pass-Through Trust (United Kingdom), 5.63%, 06/20/20‡	262,824	276,951
Virgin Australia Trust, Series 2013-1A (Australia), 5.00%, 10/23/23‡	978,688	1,016,612
Total Industrials		1,909,540

Information Technology – 0.2%
NXP BV / NXP Funding LLC (Netherlands), 4.13%, 06/01/21‡	500,000	536,875

Materials – 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu (New Zealand), 4.13%, 07/15/21@‡	670,000	681,725
Teck Resources Ltd. (Canada), 8.00%, 06/01/21‡	55,000	59,950
Vale Overseas Ltd. (Brazil), 5.88%, 06/10/21(a)	275,000	288,612
Total Materials		1,030,287

Sovereign Government – 0.6%
Argentine Republic Government International Bond (Argentina), 6.25%, 04/22/19‡	365,000	387,995

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Sovereign Government (continued)
Argentine Republic Government International Bond (Argentina), 6.88%, 04/22/21‡	$365,000	$398,215
Oman Government International Bond (Oman), 3.63%, 06/15/21‡	690,000	696,900
Provincia de Buenos Aires (Argentina), 5.75%, 06/15/19‡	205,000	211,919
Total Sovereign Government		1,695,029

Utilities – 0.3%
Majapahit Holding BV (Indonesia), 7.75%, 01/20/20‡	245,000	282,362
State Grid Overseas Investment 2014 Ltd. (China), 2.75%, 05/07/19‡	500,000	514,637
Total Utilities		796,999
Total Foreign Bonds
(Cost $15,462,710)		15,852,048

U.S. GOVERNMENT AGENCY SECURITIES – 2.6%
Federal Home Loan Mortgage Corporation, 3.50%, 03/01/45	502,927	535,557
Federal Home Loan Mortgage Corporation, 3.50%, 04/01/46	1,781,511	1,879,892
Federal National Mortgage Association, 2.50%, 02/01/31	1,559,343	1,617,112
Federal National Mortgage Association, 3.00%, 10/01/30	887,892	933,102
Federal National Mortgage Association, 3.00%, 10/01/30	615,441	646,913
Federal National Mortgage Association, 3.50%, 01/01/46	484,335	511,080
Federal National Mortgage Association, 3.50%, 01/01/46	348,167	367,393
Federal National Mortgage Association, 5.00%, 06/25/37	92,141	97,803
Federal National Mortgage Association, 4.00%, 11/25/41	221,372	227,702
Total U.S. Government Agency Securities
(Cost $6,771,136)		6,816,554

U.S. TREASURY NOTE – 0.4%
U.S. Treasury Note, 01/31/21, 1.38%
(Cost $1,007,436)	1,000,000	1,010,938

MONEY MARKET FUND – 5.1%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.34%(b) (Cost $13,506,406)	13,506,406	13,506,406

REPURCHASE AGREEMENTS – 0.9%(c)
BNP Paribas Securities Corp., dated 09/30/16, due 10/03/16, 0.50%, total to be received $557,006, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 10/15/16-09/09/49, totaling $565,504)	$556,998	556,998
Citibank NA, dated 09/30/16, due 10/03/16, 0.52%, total to be received $239,314, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $243,993)	239,311	239,311
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $358,972, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $364,939)	358,967	358,967
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $557,006, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $ 566,534)	556,998	556,998
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $123,804, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $125,970)	123,802	123,802

See accompanying Notes to Schedules of Investments.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $557,006, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $566,761)	$556,998	$556,998
Total Repurchase Agreements
(Cost $2,393,074)		2,393,074
Total Investments – 100.8%
(Cost $268,794,089)		268,964,852
Liabilities in Excess of Other Assets – (0.8%)		(2,084,048)
Net Assets – 100.0%		$266,880,804

LP - Limited Partnership
PLC - Public Limited Company

^	Is in default.
#	Perpetual security with no stated maturity date.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,778,918; the aggregate market value of the collateral held by the fund is $2,842,282. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $449,208.
(b)	Rate shown reflects the 7-day yield as of September 30, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Backed Securities	26.0%
Commercial Mortgage Backed Securities	14.9
Consumer Discretionary	4.5
Consumer Staples	1.5
Energy	2.1
Financials	11.1
Health Care	3.1
Industrials	3.7
Information Technology	2.0
Materials	0.9
Residential Mortgage Backed Securities	18.3
Sovereign Government	0.6
Telecommunication Services	1.6
U.S. Government Agency Securities	2.8
U.S. Treasury Note	0.4
Utilities	1.3
Money Market Fund	5.1
Repurchase Agreements	0.9
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS – 88.2%
Advertising – 1.7%
Acosta, Inc., 4.25%, 09/26/21@	$492,513	$470,473

Aerospace & Defense – 3.3%
Hamilton Sundstrand Industrial, 4.00%, 12/13/19 (Luxembourg)@	488,586	458,049
TransDigm, Inc., 3.75%, 06/09/23@	438,989	439,709
Total Aerospace & Defense		897,758

Auto Parts & Equipment – 3.6%
Cooper-Standard Automotive, 4.00%, 04/04/21@	491,206	494,431
Federal-Mogul Holdings Corp., 4.75%, 04/15/21@	492,462	477,248
Total Auto Parts & Equipment		971,679

Building Materials – 1.8%
GYP Holdings III Corp., 4.50%, 04/01/21@	492,443	492,288

Chemicals – 0.9%
MacDermid, Inc., 5.50%, 06/07/20@	245,625	247,007

Commercial Services – 5.5%
Brickman Group Ltd. LLC (The), 4.00%, 12/18/20@	246,212	246,136
Brickman Group Ltd. LLC (The), 7.50%, 12/17/21@	250,000	248,957
Camelot Finance LP, 10/03/23(a)	500,000	501,375
ServiceMaster Co. LLC (The), 4.25%, 07/01/21@	491,228	496,799
Total Commercial Services		1,493,267

Computers – 1.5%
Western Digital Corp., 4.50%, 04/29/23@	399,000	403,698

Distribution / Wholesale – 5.5%
Nexeo Solutions LLC, 5.25%, 06/09/23@	498,750	502,259
Spin Holdco, Inc., 4.25%, 11/14/19@	491,866	490,451
Univar, Inc., 4.25%, 07/01/22@	495,000	496,394
Total Distribution / Wholesale		1,489,104

Diversified Financial Services – 0.9%
AlixPartners LLP, 4.50%, 07/28/22@	247,500	248,273

Engineering & Construction – 1.9%
SRS Distribution Inc., 5.25%, 08/25/22@	500,000	505,625

Entertainment – 1.8%
Scientific Games International, Inc., 6.00%, 10/01/21@	491,250	492,820

Environmental Control – 0.9%
Waste Industries USA, Inc., 3.50%, 02/27/20@	246,250	247,673

Food – 3.1%
Albertsons LLC, 4.75%, 06/22/23@	349,091	353,000
U.S. Foods, Inc., 4.00%, 06/27/23@	492,421	497,037
Total Food		850,037

Hand / Machine Tools – 1.8%
Apex Tool Group LLC, 4.50%, 01/31/20@	491,721	487,573

Healthcare - Services – 3.6%
CHS/Community Health Systems, Inc., 3.75%, 12/31/19@	173,418	170,492
CHS/Community Health Systems, Inc., 4.00%, 01/27/21@	319,085	313,920
IASIS Healthcare LLC, 4.50%, 05/03/18@	492,327	487,712
Total Healthcare - Services		972,124

Insurance – 1.8%
HUB International Ltd., 4.00%, 10/02/20@	245,592	246,390
USI, Inc., 4.25%, 12/27/19@	245,570	246,245
Total Insurance		492,635

Internet – 2.7%
Uber Technologies, Inc., 5.00%, 07/13/23@	500,000	503,750
Zayo Group LLC, 3.75%, 05/06/21@	223,071	224,480
Total Internet		728,230

Leisure Time – 3.2%
24 Hour Fitness Worldwide, Inc., 4.75%, 05/28/21@	245,603	237,007
Bombardier Recreational Products, Inc., 3.75%, 01/30/19 (Canada)@	250,000	251,000

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Leisure Time (continued)
ClubCorp Club Operations, Inc., 4.25%, 12/15/22@	$374,521	$376,940
Total Leisure Time		864,947

Lodging – 4.4%
Boyd Gaming Corp., 3.52%, 09/15/23@	500,000	504,500
Caesars Entertainment Resort Properties LLC, 7.00%, 10/09/20@	245,581	245,505
Caesars Growth Properties Holdings LLC, 6.25%, 05/08/21@	245,603	243,095
Hilton Worldwide Finance LLC, 3.50%, 10/26/20@	18,781	18,914
Hilton Worldwide Finance LLC, 3.03%, 10/25/23@	191,988	193,399
Total Lodging		1,205,413

Machinery-Diversified – 1.7%
Rexnord, 4.00%, 08/21/20@	467,738	469,230

Media – 1.6%
Altice US Finance I Corp., 4.25%, 12/14/22@	246,815	249,052
iHeartCommunications, Inc., 7.27%, 01/30/19@	250,000	193,295
Total Media		442,347

Miscellaneous Manufacturing – 0.9%
Gates Global LLC, 4.25%, 07/05/21@	242,058	238,935

Oil & Gas – 3.6%
Chesapeake Energy Corp., 8.50%, 08/23/21@	500,000	526,250
EP Energy LLC, 06/30/21(a)	250,000	245,938
Fieldwood Energy LLC, 08/31/20(a)	250,000	208,985
Total Oil & Gas		981,173

Packaging & Containers – 6.9%
Ardagh Holdings USA, Inc., 4.00%, 12/17/19 (Ireland)@	466,060	468,827
BWAY Holding Co., 5.50%, 08/14/20@	473,521	476,895
Reynolds Group Holdings, Inc., 4.25%, 02/05/23 (New Zealand)@	450,349	452,389
SIG Combibloc, 4.25%, 03/11/22 (Luxembourg)@	492,500	493,800
Total Packaging & Containers		1,891,911

Pharmaceuticals – 1.8%
Valeant Pharmaceuticals International, Inc., 5.50%, 04/01/22@	484,099	486,166

Real Estate – 1.8%
DTZ US Borrower LLC, 4.25%, 11/04/21@	498,737	499,984

Retail – 16.4%
BJ's Wholesale Club, Inc., 4.50%, 09/26/19@	480,612	482,414
Burger King, 3.75%, 12/10/21 (Canada)@	374,712	377,872
CEC Entertainment, Inc., 4.00%, 02/15/21@	491,184	485,660
Dollar Tree, Inc., 3.06%, 07/06/22@	47,468	47,876
Doosan Infracore International, Inc., 4.50%, 05/28/21@	199,152	201,641
Jo-Ann Stores LLC, 4.00%, 03/16/18@	237,677	237,974
Michaels Stores, Inc., 4.00%, 01/28/20@	201,892	202,607
Neiman Marcus Group Ltd. LLC, 4.25%, 10/25/20@	492,424	454,569
NPC International, Inc., 4.75%, 12/28/18@	491,427	493,066
Petco Animal Supplies, Inc., 5.00%, 01/26/23@	500,000	505,903
PetSmart, Inc., 4.25%, 03/11/22@	493,750	495,315
Rite Aid Corp., 5.75%, 08/21/20@	250,000	251,016
Smart & Final Stores LLC, 4.34%, 11/15/22@	250,000	250,548
Total Retail		4,486,461

Semiconductors – 1.8%
Microsemi Corp., 3.75%, 01/15/23@	111,546	112,775
ON Semiconductor Corp., 5.25%, 03/31/23@	375,000	377,244
Total Semiconductors		490,019

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Software – 1.8%
Infor U.S., Inc., 3.75%, 06/03/20@	$241,304	$240,278
Solera LLC, 5.75%, 03/03/23@	248,750	251,678
Total Software		491,956
Total Term Loans
(Cost $24,076,697)		24,038,806

CORPORATE BONDS – 8.8%
Diversified Financial Services – 0.9%
Jefferies Finance LLC, 7.38%, 04/01/20‡	250,000	245,000

Electric – 1.6%
Dynegy, Inc., 6.75%, 11/01/19	250,000	257,500
GenOn Energy, Inc., 9.88%, 10/15/20(b)	250,000	187,500
Total Electric		445,000

Entertainment – 0.5%
Penn National Gaming, Inc., 5.88%, 11/01/21(b)	124,000	128,650

Healthcare - Services – 0.9%
Tenet Healthcare Corp., 8.00%, 08/01/20	250,000	253,125

Home Builders – 1.0%
Lennar Corp., 4.50%, 06/15/19	250,000	263,125

Lodging – 1.5%
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20	125,000	129,844
MGM Resorts International, 6.75%, 10/01/20(b)	250,000	281,250
Total Lodging		411,094

Media – 1.0%
Neptune Finco Corp., 6.63%, 10/15/25‡	250,000	271,875

Real Estate – 0.6%
Howard Hughes Corp. (The), 6.88%, 10/01/21‡	150,000	158,437

Telecommunications – 0.8%
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	233,125

Total Corporate Bonds
(Cost $2,432,825)		2,409,431

MONEY MARKET FUND – 5.7%
JP Morgan US Government Money Market Fund - Institutional Class, 0.33%(c) (Cost $1,564,759)	1,564,759	1,564,759

REPURCHASE AGREEMENTS – 1.2%(d)
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $69,677, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $70,835)	69,676	69,676
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $250,004, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $254,280)	250,000	250,000
Total Repurchase Agreements
(Cost $319,676)		319,676
Total Investments – 103.9%
(Cost $28,393,957)		28,332,672
Liabilities in Excess of Other Assets – (3.9%)		(1,064,636)
Net Assets – 100.0%		$27,268,036

LP - Limited Partnership

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	The loan will settle after September 30, 2016 at which time the interest rate will be determined.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $585,795; the aggregate market value of the collateral held by the fund is $599,607. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $279,931.
(c)	Rate shown reflects the 7-day yield as of September 30, 2016.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	1.7%
Aerospace & Defense	3.3
Auto Parts & Equipment	3.6
Building Materials	1.8
Chemicals	0.9
Commercial Services	5.5
Computers	1.5
Distribution / Wholesale	5.5
Diversified Financial Services	1.8
Electric	1.6
Engineering & Construction	1.9
Entertainment	2.3
Environmental Control	0.9
Food	3.1
Hand / Machine Tools	1.8
Healthcare - Services	4.5
Home Builders	1.0
Insurance	1.8
Internet	2.7
Leisure Time	3.2
Lodging	5.9
Machinery-Diversified	1.7
Media	2.6
Miscellaneous Manufacturing	0.9
Oil & Gas	3.6
Packaging & Containers	6.9
Pharmaceuticals	1.8
Real Estate	2.4
Retail	16.4
Semiconductors	1.8
Software	1.8
Telecommunications	0.8
Money Market Fund	5.7
Repurchase Agreements	1.2
Total Investments	103.9
Liabilities in Excess of Other Assets	(3.9)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PACIFIC ASSET ENHANCED FLOATING RATE ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Total Return Swaps contracts outstanding as of September 30, 2016:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Leveraged Loans	3,000,000	(0.65)%	3/20/2017	$3,000,000	$3,094,042	$94,042

J.P Morgan Chase Bank acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate based on Libor.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 70.4%
Aerospace / Defense – 1.1%
Triumph Group, Inc., 5.25%, 06/01/22	$2,289,000	$2,168,828

Agriculture – 1.4%
Alliance One International, Inc., 9.88%, 07/15/21(a)	3,415,000	2,911,287

Auto Manufacturers – 0.6%
BCD Acquisition, Inc., 9.63%, 09/15/23‡	1,226,000	1,287,300

Auto Parts & Equipment – 1.4%
Titan International, Inc., 6.88%, 10/01/20(a)	3,004,000	2,846,290

Beverages – 0.9%
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19‡	1,839,000	1,938,306

Biotechnology – 1.5%
AMAG Pharmaceuticals, Inc., 7.88%, 09/01/23‡(a)	3,326,000	3,192,960

Building Materials – 2.0%
BMC East LLC, 5.50%, 10/01/24‡	1,180,000	1,182,950
Boise Cascade Co., 5.63%, 09/01/24‡	1,472,000	1,501,440
Builders FirstSource, Inc., 5.63%, 09/01/24‡	1,472,000	1,516,160
Total Building Materials		4,200,550

Chemicals – 3.2%
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 06/15/23‡	2,948,000	2,863,245
Hexion, Inc., 10.00%, 04/15/20	2,148,000	2,123,835
Versum Materials, Inc., 5.50%, 09/30/24‡	1,500,000	1,545,000
Total Chemicals		6,532,080

Coal – 0.3%
Arch Coal, Inc., 8.00%, 01/15/19^‡	13,037,000	627,406

Commercial Services – 4.5%
Constellis Holdings LLC/Constellis Finance Corp., 9.75%, 05/15/20‡	2,598,000	2,565,525
LSC Communications, Inc., 8.75%, 10/15/23‡	1,000,000	1,000,000
Quad/Graphics, Inc., 7.00%, 05/01/22	3,595,000	3,469,175
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary, 7.88%, 06/01/21	2,221,000	2,254,315
Total Commercial Services		9,289,015

Computers – 1.5%
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	3,534,000	3,017,153

Cosmetics / Personal Care – 0.5%
Avon International Operations, Inc., 7.88%, 08/15/22‡	1,080,000	1,116,450

Diversified Financial Services – 4.9%
Creditcorp, 12.00%, 07/15/18‡	5,989,000	2,754,940
Double Eagle Acquisition Sub, Inc., 7.50%, 10/01/24‡	1,250,000	1,276,562
FBM Finance, Inc., 8.25%, 08/15/21‡	1,472,000	1,545,600
Navient Corp., 6.63%, 07/26/21	980,000	989,800
Speedy Cash Intermediate Holdings Corp., 10.75%, 05/15/18‡	5,013,000	3,634,425
Total Diversified Financial Services		10,201,327

Electrical Components & Equipment – 1.6%
Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20‡	3,556,000	3,244,850

Electronics – 1.1%
Kemet Corp., 10.50%, 05/01/18(a)	2,315,000	2,323,681

Entertainment – 1.2%
Mohegan Tribal Gaming Authority, 7.88%, 10/15/24‡	1,250,000	1,250,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 6.13%, 08/15/21‡	1,276,000	1,320,660
Total Entertainment		2,570,660

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Food – 5.4%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 03/15/25‡	$1,472,000	$1,472,000
Bi-Lo LLC/Bi-Lo Finance Corp., 9.25%, 02/15/19‡(a)	3,541,000	3,062,965
Post Holdings, Inc., 5.00%, 08/15/26‡	980,000	977,550
Simmons Foods, Inc., 7.88%, 10/01/21‡	3,143,000	3,143,000
SUPERVALU, Inc., 6.75%, 06/01/21(a)	2,568,000	2,413,920
Total Food		11,069,435

Gas – 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.88%, 08/20/26	980,000	1,041,250

Healthcare - Products – 2.6%
Greatbatch Ltd., 9.13%, 11/01/23‡	1,902,000	1,868,715
Kinetic Concepts, Inc. / KCI USA, Inc., 9.63%, 10/01/21‡	1,226,000	1,229,065
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.63%, 10/15/23‡	2,411,000	2,320,588
Total Healthcare - Products		5,418,368

Healthcare - Services – 1.1%
Select Medical Corp., 6.38%, 06/01/21(a)	2,196,000	2,171,295

Lodging – 1.0%
Diamond Resorts International Inc., 7.75%, 09/01/23‡(a)	982,000	988,137
Diamond Resorts International Inc., 10.75%, 09/01/24‡(a)	982,000	967,270
Total Lodging		1,955,407

Machinery - Diversified – 1.9%
SPX FLOW, Inc., 5.63%, 08/15/24‡	980,000	997,150
SPX FLOW, Inc., 5.88%, 08/15/26‡	980,000	993,475
Xerium Technologies, Inc., 9.50%, 08/15/21‡	1,964,000	1,993,460
Total Machinery - Diversified		3,984,085

Media – 2.3%
Gray Television, Inc., 5.13%, 10/15/24‡	980,000	964,075
Lee Enterprises, Inc., 9.50%, 03/15/22‡	2,797,000	2,901,888
Sinclair Television Group, Inc., 5.13%, 02/15/27‡	980,000	960,400
Total Media		4,826,363

Mining – 1.5%
Alcoa Nederland Holding BV, 6.75%, 09/30/24‡	1,500,000	1,561,875
Alcoa Nederland Holding BV, 7.00%, 09/30/26‡	1,500,000	1,554,375
Total Mining		3,116,250

Miscellaneous Manufacturing – 2.6%
Koppers, Inc., 7.88%, 12/01/19(a)	2,170,000	2,218,825
Techniplas LLC, 10.00%, 05/01/20‡	3,674,000	3,067,790
Total Miscellaneous Manufacturing		5,286,615

Oil & Gas – 6.0%
Callon Petroleum Co., 6.13%, 10/01/24‡	1,226,000	1,271,975
Calumet Specialty Products Partners LP / Calumet Finance Corp., 11.50%, 01/15/21‡	1,964,000	2,258,600
Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.88%, 07/15/21‡	980,000	1,024,100
Memorial Production Partners LP / Memorial Production Finance Corp., 7.63%, 05/01/21	3,834,000	1,955,340
Sanchez Energy Corp., 7.75%, 06/15/21(a)	2,556,000	2,262,060
SM Energy Co., 6.75%, 09/15/26(a)	1,472,000	1,489,480
Western Refining, Inc., 6.25%, 04/01/21(a)	2,110,000	2,094,175
Total Oil & Gas		12,355,730

Pharmaceuticals – 1.9%
BioScrip, Inc., 8.88%, 02/15/21	2,154,000	2,024,760
Horizon Pharma, Inc., 6.63%, 05/01/23(a)	2,000,000	1,895,000
Total Pharmaceuticals		3,919,760

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Pipelines – 2.8%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 04/01/23	$1,964,000	$1,998,370
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 02/15/21	2,416,000	2,283,120
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 09/15/24‡	1,472,000	1,486,720
Total Pipelines		5,768,210

Real Estate – 1.2%
Crescent Communities LLC/Crescent Ventures Inc., 8.88%, 10/15/21‡	1,000,000	1,017,500
Kennedy-Wilson, Inc., 5.88%, 04/01/24	1,472,000	1,488,560
Total Real Estate		2,506,060

Real Estate Investment Trusts– 0.6%
Care Capital Properties LP, 5.13%, 08/15/26‡	244,000	244,428
QCP SNF West/Central/East/AL REIT LLC, 8.13%, 11/01/23‡	1,000,000	1,017,500
Total Real Estate Investment Trusts		1,261,928

Retail – 3.4%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	2,155,000	2,128,063
Great Western Petroleum LLC / Great Western Finance, Inc., 9.00%, 09/30/21‡	1,226,000	1,232,130
Guitar Center, Inc., 6.50%, 04/15/19‡	2,403,000	2,126,655
Landry's, Inc., 6.75%, 10/15/24‡	1,472,000	1,501,440
Total Retail		6,988,288

Semiconductors – 1.2%
Amkor Technology, Inc., 6.38%, 10/01/22(a)	2,305,000	2,388,556

Software – 0.6%
JDA Escrow LLC / JDA Bond Finance, Inc., 7.38%, 10/15/24‡	1,200,000	1,236,000

Telecommunications – 5.4%
Cincinnati Bell, Inc., 7.00%, 07/15/24‡	982,000	1,009,005
EarthLink Holdings Corp., 8.88%, 05/15/19	903,000	926,704
Frontier Communications Corp., 11.00%, 09/15/25	1,902,000	1,992,345
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 12.50%, 07/01/22‡	1,768,000	1,887,658
Trilogy International Partners LLC / Trilogy International Finance, Inc., 13.38%, 05/15/19‡	1,964,000	1,971,365
Windstream Services LLC, 7.75%, 10/01/21(a)	3,255,000	3,263,137
Total Telecommunications		11,050,214

Transportation – 0.7%
XPO Logistics, Inc., 6.13%, 09/01/23‡	1,472,000	1,512,480

Total Corporate Bonds
(Cost $159,139,375)		145,324,437

TERM LOANS – 18.9%
Advertising – 1.2%
Affinion Group, Inc., 6.75%, 04/30/18@	2,467,101	2,401,723

Agriculture – 1.0%
North Atlantic Trading Co., Inc., 9.00%, 01/13/20@	2,049,832	2,035,739

Commercial Services – 0.9%
Jackson Hewitt Tax Service, Inc., 8.00%, 07/24/20@	1,960,000	1,915,900

Electronics – 1.9%
Isola USA Corp., 9.25%, 11/29/18@	4,232,367	3,893,778

Food – 2.1%
Flavors Holdings, Inc., 6.75%, 04/03/20@	2,571,413	2,185,701
Shearer's Foods LLC, 7.75%, 06/30/22@	2,431,000	2,221,326
Total Food		4,407,027

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
TERM LOANS (continued)
Forest Products & Paper – 1.9%
Appvion, Inc., 6.25%, 06/28/19@	$2,019,025	$1,991,264
Verso Paper Holdings LLC, 0.00%, 10/14/21@,(b)	1,960,000	1,876,700
Total Forest Products & Paper		3,867,964

Healthcare - Services – 3.1%
21st Century Oncology, Inc., 7.13%, 04/28/22@	992,462	937,877
21st Century Oncology, Inc., 0.00%, 04/28/22@,(b)	997,475	942,614
Lantheus Medical Imaging, Inc., 7.00%, 06/30/22@	2,081,525	2,045,098
Radnet Management, Inc., 8.25%, 03/19/21@	2,613,333	2,587,200
Total Healthcare - Services		6,512,789

Oil & Gas – 1.8%
Osum Production Corp., 6.50%, 07/31/20 (Canada)@	5,865,226	3,665,766

Pharmaceuticals – 0.4%
Sucampo Pharmaceuticals, Inc., 8.25%, 10/15/21@	925,000	920,375

Software – 1.5%
Greenway Health LLC, 9.25%, 11/04/21@	3,253,846	3,017,942

Telecommunications – 2.0%
Global Tel*Link Corp, 9.00%, 11/20/20@	4,375,000	4,165,350

Transportation – 1.1%
YRC Worldwide, Inc., 8.00%, 02/13/19@	2,309,583	2,211,426

Total Term Loans
(Cost $42,355,676)		39,015,779

FOREIGN BONDS – 10.3%
Food – 0.8%
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 08/15/26 (Luxembourg)‡	1,500,000	1,548,750

Healthcare - Products – 1.0%
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (Luxembourg)‡	2,100,000	2,136,750

Media – 1.0%
Ziggo Bond Finance BV, 6.00%, 01/15/27 (Netherlands)‡	750,000	748,125
Ziggo Secured Finance BV, 5.50%, 01/15/27 (Netherlands)‡	1,250,000	1,251,563
Total Media		1,999,688

Mining – 1.1%
Alamos Gold, Inc., 7.75%, 04/01/20 (Canada)‡	2,191,000	2,278,640

Miscellaneous Manufacturing – 1.1%
Bombardier, Inc., 6.13%, 01/15/23 (Canada)‡	2,562,000	2,286,585

Oil & Gas – 2.1%
Northern Blizzard Resources, Inc., 7.25%, 02/01/22 (Canada)‡	2,582,000	2,414,170
Precision Drilling Corp., 6.63%, 11/15/20 (Canada)	1,944,000	1,812,780
Total Oil & Gas		4,226,950

Pipelines – 0.7%
Gibson Energy, Inc., 6.75%, 07/15/21 (Canada)‡(a)	1,466,000	1,506,315

Software – 0.5%
Camelot Finance SA, 7.88%, 10/15/24 (Luxembourg)‡	980,000	1,013,075

Telecommunications – 0.5%
Inmarsat Finance PLC, 6.50%, 10/01/24 (United Kingdom)‡	1,000,000	1,005,000

Transportation – 1.5%
Global Ship Lease, Inc., 10.00%, 04/01/19 (United Kingdom)‡	3,475,000	3,188,312

Total Foreign Bonds
(Cost $21,135,371)		21,190,065

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

	Shares/
Investments	Principal	Value
MONEY MARKET FUNDS – 4.5%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.34%(c)(d)	597,000	$597,000
BlackRock Liquidity Funds TempFund Portfolio - Dollar Class, 0.09%(c)	5,830,122	5,830,122
Federated Government Obligations Fund, Institutional Class, 0.31%(c)(d)	550,000	550,000
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.31%(c)(d)	568,000	568,000
Invesco STIT - Government & Agency Portfolio, Institutional Class, 0.31%(c)(d)	568,000	568,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.36%(c)(d)	600,000	600,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.29%(c)(d)	568,000	568,000
Total Money Market Funds
(Cost $9,281,122)		9,281,122

REPURCHASE AGREEMENTS – 4.4%(d)
Citibank NA, dated 09/30/16, due 10/03/16, 0.52%, total to be received $1,259,082, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $1,283,698)	$1,259,064	1,259,064
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $1,888,623, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $1,920,013)	1,888,596	1,888,596
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $2,930,514, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $2,980,641)	2,930,472	2,930,472
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $130,885, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $133,175)	130,883	130,883
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $2,930,514, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $2,981,835)	2,930,472	2,930,472
Total Repurchase Agreements
(Cost $9,139,487)		9,139,487
Total Investments – 108.5%
(Cost $241,051,031)		223,950,890
Liabilities in Excess of Other Assets – (8.5%)		(17,632,863)
Net Assets – 100.0%		$206,318,027

LP - Limited Partnership

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
^	Is in default.

See accompanying Notes to Schedules of Investments.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $19,971,880; the aggregate market value of the collateral held by the fund is $20,456,628. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $7,866,141.
(b)	The loan will settle after September 30, 2016 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of September 30, 2016.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Advertising	1.2%
Aerospace / Defense	1.1
Agriculture	2.4
Auto Manufacturers	0.6
Auto Parts & Equipment	1.4
Beverages	0.9
Biotechnology	1.5
Building Materials	2.0
Chemicals	3.2
Coal	0.3
Commercial Services	5.4
Computers	1.5
Cosmetics / Personal Care	0.5
Diversified Financial Services	4.9
Electrical Components & Equipment	1.6
Electronics	3.0
Entertainment	1.2
Food	8.3
Forest Products & Paper	1.9
Gas	0.5
Healthcare - Products	3.6
Healthcare - Services	4.2
Lodging	1.0
Machinery - Diversified	1.9
Media	3.3
Mining	2.6
Miscellaneous Manufacturing	3.7
Oil & Gas	9.9
Pharmaceuticals	2.3
Pipelines	3.5
Real Estate	1.2
Real Estate Investment Trusts	0.6
Retail	3.4
Semiconductors	1.2
Software	2.6
Telecommunications	7.9
Transportation	3.3
Money Market Fund	4.5
Repurchase Agreements	4.4
Total Investments	108.5
Liabilities in Excess of Other Assets	(8.5)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 85.1%
Asset Allocation Fund – 0.1%
SPDR Barclays Convertible Securities ETF	142	$6,583

Commodity Fund – 0.3%
SPDR Gold Shares*	101	12,690

Debt Fund – 28.8%
AdvisorShares Sage Core Reserves ETF†(a)	2,800	278,250
Guggenheim Enhanced Short Duration ETF*(a)	5,563	279,262
iShares Short Treasury Bond ETF(a)	3,272	361,327
iShares U.S. Preferred Stock ETF	2,068	81,686
SPDR Barclays 1-3 Month T-Bill ETF*(a)	7,857	359,301
SPDR SSgA Ultra Short Term Bond ETF	5,780	232,298
Total Debt Fund		1,592,124

Equity Fund – 55.9%
ALPS Medical Breakthroughs ETF*	1,951	50,921
EGShares India Small Cap ETF	927	15,147
First Trust Dow Jones Internet Index Fund*	911	74,301
First Trust NASDAQ ABA Community Bank Index Fund	465	19,223
Global X MSCI Nigeria ETF	2,140	10,183
Guggenheim China Small Cap ETF	6,872	171,250
Guggenheim China Technology ETF	682	28,412
Guggenheim Raymond James SB-1 Equity ETF	5,287	193,346
Guggenheim S&P 500 Equal Weight Energy ETF	177	10,616
Guggenheim S&P 500 Equal Weight ETF	3,591	300,172
Guggenheim S&P 500 Equal Weight Financials ETF	559	17,463
Guggenheim S&P 500 Equal Weight Healthcare ETF	205	31,900
Guggenheim S&P 500 Equal Weight Real Estate ETF	279	7,659
Guggenheim S&P 500 Equal Weight Technology ETF	729	76,917
Guggenheim S&P Midcap 400 Pure Growth ETF	632	78,829
iShares Core S&P Small-Cap ETF	61	7,573
iShares U.S. Oil & Gas Exploration & Production ETF	203	12,487
iShares Global Clean Energy ETF	4,485	41,217
iShares Global Consumer Discretionary ETF	324	28,949
iShares Global Healthcare ETF	340	34,252
iShares JPX-Nikkei 400 ETF	928	50,418
iShares Latin America 40 ETF	246	6,898
iShares Micro-Cap ETF	3,359	262,036
iShares MSCI Brazil Capped ETF	1,015	34,236
iShares MSCI EAFE ETF	723	42,751
iShares MSCI Emerging Markets ETF	238	8,913
iShares MSCI Europe Financials ETF	1,391	23,870
iShares MSCI Frontier 100 ETF	2,538	65,176
iShares MSCI Hong Kong ETF	427	9,398
iShares MSCI India Small-Cap ETF	2,326	85,504
iShares MSCI Ireland Capped ETF	370	14,064
iShares MSCI Japan Small Cap ETF	1,589	102,649
iShares MSCI Pacific ex Japan ETF	454	19,195
iShares MSCI Taiwan ETF	3,581	56,222
iShares MSCI United Kingdom ETF	1,107	17,535
iShares MSCI United Kingdom Small-Cap ETF	1,666	60,592
iShares MSCI USA Momentum Factor ETF	1,118	86,500
iShares Nasdaq Biotechnology ETF	51	14,763
iShares North American Natural Resources ETF	383	13,198
iShares Russell 1000 Growth ETF	1,084	112,920
iShares Russell 1000 Value ETF	230	24,293
iShares Russell 2000 Growth ETF	47	6,998
iShares Russell 2000 Value ETF	122	12,780
iShares U.S. Broker-Dealers & Securities Exchanges ETF	509	21,174
iShares U.S. Healthcare Providers ETF	77	9,550
JPMorgan Alerian MLP Index ETN	870	27,405
KraneShares CSI China Internet ETF	205	8,477
PowerShares DWA Technology Momentum Portfolio*	690	28,676
PowerShares Dynamic Market Portfolio	180	13,635
PowerShares S&P SmallCap Information Technology Portfolio	215	13,661
QuantShares U.S. Market Neutral Anti-Beta Fund*	1,291	27,150

See accompanying Notes to Schedules of Investments.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS (continued)
Equity Fund (continued)
SPDR S&P Bank ETF	288	$9,613
SPDR S&P Emerging Asia Pacific ETF	284	23,407
SPDR S&P Emerging Markets SmallCap ETF	1,383	59,690
SPDR S&P Health Care Equipment ETF	1,656	85,913
SPDR S&P Software & Services ETF	330	18,348
VanEck Vectors Brazil Small-Cap ETF	2,323	39,398
VanEck Vectors ChinaAMC CSI 300 ETF	909	34,924
VanEck Vectors Gulf States Index ETF	709	15,768
VanEck Vectors Pharmaceutical ETF	264	15,169
VanEck Vectors Russia ETF	2,112	39,621
VanEck Vectors Russia Small-Cap ETF	472	15,123
VanEck Vectors Unconventional Oil & Gas ETF	4,129	74,528
VanEck Vectors Vietnam ETF	647	9,770
Vanguard FTSE All World ex-US Small-Cap ETF	115	11,446
Vanguard Small-Cap ETF	674	82,349
WisdomTree Europe SmallCap Dividend Fund	515	28,489
WisdomTree India Earnings Fund	1,354	29,274
Total Equity Fund		3,084,284
Total Exchange Traded Funds
(Cost $4,420,828)		4,695,681

MONEY MARKET FUND – 15.4%
JP Morgan Prime Money Market Fund - Institutional Class, 0.46%(b) (Cost $853,420)	853,420	853,420
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $5,274,248)		5,549,101

Securities Sold, Not Yet Purchased – (3.2)%
EXCHANGE TRADED FUNDS – (3.2)%
Currency Fund – (3.0)%
CurrencyShares British Pound Sterling Trust*	(606)	(76,720)
CurrencyShares Euro Trust*	(359)	(39,257)
CurrencyShares Japanese Yen Trust*	(512)	(48,747)
Total Currency Fund		(164,724)

Equity Fund – (0.2)%
SPDR EURO STOXX 50 ETF	(300)	(9,828)
Total Securities Sold, Not Yet Purchased
[Proceeds Received $(176,223)]		(174,552)
Total Investments – 97.3%
(Cost $5,098,025)		5,374,549
Other Assets in Excess of Liabilities – 2.7%		149,636
Net Assets – 100.0%		$5,524,185

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing security.
†	Affiliated Company.
(a)	All or a portion of this security has been segregated as collateral for open short positions. The aggregate market value of the collateral posted was $1,296,075 which includes cash in the amount of $177,957 as of September 30, 2016.
(b)	Rate shown reflects the 7-day yield as of September 30, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Allocation Fund	0.1%
Commodity Fund	0.3
Currency Fund	(3.0)
Debt Fund	28.8
Equity Fund	55.7
Money Market Fund	15.4
Total Investments	97.3
Other Assets in Excess of Liabilities	2.7
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 39.1%
Debt Fund – 39.1%
AdvisorShares Sage Core Reserves ETF†
(Cost $82,085,800)	825,000	$81,984,375

MONEY MARKET FUNDS – 12.7%
Fidelity Institutional Money Market Government Portfolio - Class III, 0.02%(a)	26,212,918	26,212,918
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.29%(a)	500,000	500,000
Total Money Market Funds
(Cost $26,712,918)		26,712,918
Total Investments Before Securities Sold, Not Yet Purchased
(Cost $108,798,718)		108,697,293

Securities Sold, Not Yet Purchased – (98.5)%
COMMON STOCKS – (98.5)%
Aerospace/Defense – (6.1)%
Orbital ATK, Inc.	(46,546)	(3,548,201)
Rockwell Collins, Inc.	(70,000)	(5,903,800)
Triumph Group, Inc.	(120,000)	(3,345,600)
Total Aerospace/Defense		(12,797,601)

Apparel – (8.8)%
Carter's, Inc.	(52,500)	(4,552,275)
Gildan Activewear, Inc. (Canada)	(125,000)	(3,493,750)
Hanesbrands, Inc.	(170,000)	(4,292,500)
Under Armour, Inc., Class A*	(160,000)	(6,188,800)
Total Apparel		(18,527,325)

Banks – (8.0)%
Citigroup, Inc.	(105,000)	(4,959,150)
Deutsche Bank AG (Germany)*	(592,100)	(7,750,589)
UMB Financial Corp.	(67,000)	(3,983,150)
Total Banks		(16,692,889)

Building Materials – (1.7)%
Eagle Materials, Inc.	(46,652)	(3,606,200)

Commercial Services – (3.1)%
INC Research Holdings, Inc., Class A*	(50,000)	(2,229,000)
Paylocity Holding Corp.*	(97,500)	(4,334,850)
Total Commercial Services		(6,563,850)

Computers – (6.4)%
Cadence Design Systems, Inc.*	(160,000)	(4,084,800)
Electronics For Imaging, Inc.*	(90,000)	(4,402,800)
EPAM Systems, Inc.*	(40,000)	(2,772,400)
Syntel, Inc.*	(50,000)	(2,095,500)
Total Computers		(13,355,500)

Cosmetics/Personal Care – (1.3)%
Coty, Inc., Class A*	(119,000)	(2,796,500)

Diversified Financial Services – (13.3)%
Ally Financial, Inc.	(235,900)	(4,592,973)
American Express Co.	(43,500)	(2,785,740)
Credit Acceptance Corp.*	(30,800)	(6,192,956)
Navient Corp.	(270,000)	(3,906,900)
OneMain Holdings, Inc.*	(223,000)	(6,901,850)
Santander Consumer USA Holdings, Inc.*	(300,000)	(3,648,000)
Total Diversified Financial Services		(28,028,419)

Electrical Components & Equipment – (3.2)%
AMETEK, Inc.	(141,000)	(6,736,980)

Energy - Alternate Sources – (2.4)%
First Solar, Inc.*	(125,000)	(4,936,250)

Engineering & Construction – (2.0)%
AECOM*	(138,000)	(4,102,740)

Hand / Machine Tools – (3.1)%
Snap-on, Inc.	(42,500)	(6,458,300)

Healthcare - Products – (6.4)%
Globus Medical, Inc., Class A*	(187,000)	(4,220,590)
Patterson Cos., Inc.	(100,000)	(4,594,000)
Zeltiq Aesthetics, Inc.*	(115,550)	(4,531,871)
Total Healthcare - Products		(13,346,461)

Home Furnishings – (1.7)%
Tempur Sealy International, Inc.*	(63,250)	(3,588,805)

Housewares – (2.6)%
Newell Brands, Inc.	(105,000)	(5,529,300)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Internet – (5.4)%
Alibaba Group Holding Ltd. (China)*(b)	(19,500)	$(2,062,905)
JD.Com, Inc. (China)*(b)	(50,000)	(1,304,500)
Netflix, Inc.*	(43,000)	(4,237,650)
TripAdvisor, Inc.*	(60,000)	(3,790,800)
Total Internet		(11,395,855)

Leisure Time – (5.8)%
Brunswick Corp.	(127,500)	(6,219,450)
Harley-Davidson, Inc.	(115,000)	(6,047,850)
Total Leisure Time		(12,267,300)

Media – (3.7)%
Nexstar Broadcasting Group, Inc., Class A	(65,000)	(3,751,150)
TEGNA, Inc.	(180,000)	(3,934,800)
Total Media		(7,685,950)

Office/Business Equipment – (3.0)%
Canon, Inc. (Japan)(b)	(216,000)	(6,270,480)

Retail – (3.3)%
CarMax, Inc.*	(86,000)	(4,588,100)
Signet Jewelers Ltd.	(31,500)	(2,347,695)
Total Retail		(6,935,795)

Semiconductors – (4.6)%
IPG Photonics Corp.*	(67,500)	(5,558,625)
M/A-COM Technology Solutions Holdings, Inc.*	(98,900)	(4,187,426)
Total Semiconductors		(9,746,051)

Software – (2.6)%
Broadsoft, Inc.*	(30,000)	(1,396,500)
Cerner Corp.*	(66,000)	(4,075,500)
Total Software		(5,472,000)
Total Securities Sold, Not Yet Purchased
(Proceeds Received $(201,439,531))		(206,840,551)
Total Investments – (46.7)%
(Cost $(92,640,813))		(98,143,258)
Other Assets in Excess of Liabilities – 146.7%		308,178,997
Net Assets – 100.0%		$210,035,739

ETF - Exchange Traded Fund

†	Affiliated Company.
*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of September 30, 2016.
(b)	American Depositary Receipt.

Cash of $210,988,039 has been segregated to cover margin requirement for open short sales as of September 30, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	(6.1)%
Apparel	(8.8)
Banks	(8.0)
Building Materials	(1.7)
Commercial Services	(3.1)
Computers	(6.4)
Cosmetics/Personal Care	(1.3)
Debt Fund	39.1
Diversified Financial Services	(13.3)
Electrical Components & Equipment	(3.2)
Energy - Alternate Sources	(2.4)
Engineering & Construction	(2.0)
Hand / Machine Tools	(3.1)
Healthcare - Products	(6.4)
Home Furnishings	(1.7)
Housewares	(2.6)
Internet	(5.4)

See accompanying Notes to Schedules of Investments.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of
Net Assets (continued)
Leisure Time	(5.8)%
Media	(3.7)
Office/Business Equipment	(3.0)
Retail	(3.3)
Semiconductors	(4.6)
Software	(2.6)
Money Market Fund	12.7
Total Investments	(46.7)
Other Assets in Excess of Liabilities	146.7
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 47.3%
Agriculture – 1.1%
Bunge Ltd. Finance Corp., 3.20%, 06/15/17	$1,050,000	$1,063,747

Auto Manufacturers – 3.4%
Ford Motor Credit Co. LLC, 1.50%, 01/17/17	1,065,000	1,067,060
General Motors Financial Co., Inc., 2.63%, 07/10/17	1,065,000	1,073,652
Toyota Motor Credit Corp., Series MTN, 1.25%, 10/05/17	1,060,000	1,061,101
Total Auto Manufacturers		3,201,813

Banks – 9.3%
Bank of America Corp., 5.63%, 10/14/16	575,000	575,655
BB&T Corp., Series MTN, 2.15%, 03/22/17	1,210,000	1,214,742
Capital One Financial Corp., 6.75%, 09/15/17	220,000	230,502
Citigroup, Inc., 1.35%, 03/10/17	1,390,000	1,390,986
Comerica Bank, Series BKNT, 5.75%, 11/21/16	300,000	301,713
Goldman Sachs Group, Inc. (The), Series FRN, 2.60%, 02/25/21@	1,365,000	1,404,125
JPMorgan Chase & Co., 2.00%, 08/15/17	530,000	533,101
JPMorgan Chase & Co., 2.32%, 03/01/21@	1,045,000	1,071,568
Morgan Stanley, Series MTN, 6.25%, 08/28/17	690,000	718,835
PNC Bank NA, Series BKTN, 4.88%, 09/21/17	298,000	307,452
Wachovia Corp., 5.75%, 06/15/17	745,000	767,043
Wells Fargo & Co., Series MTN, 2.10%, 05/08/17	260,000	261,146
Total Banks		8,776,868

Beverages – 1.2%
Molson Coors Brewing Co., 2.00%, 05/01/17	1,090,000	1,094,851

Biotechnology – 1.1%
Amgen, Inc., 2.50%, 11/15/16	1,045,000	1,046,554

Chemicals – 1.7%
Eastman Chemical Co., 2.40%, 06/01/17	544,000	547,977
Sherwin-Williams Co. (The), 1.35%, 12/15/17	1,061,000	1,062,001
Total Chemicals		1,609,978

Diversified Financial Services – 1.9%
American Express Credit Corp., Series MTN, 1.13%, 06/05/17	285,000	284,887
American Express Credit Corp., Series F, 1.91%, 09/14/20@	540,000	548,817
Synchrony Financial, 1.88%, 08/15/17	930,000	932,048
Total Diversified Financial Services		1,765,752

Electric – 1.5%
American Electric Power Co., Inc., 1.65%, 12/15/17	752,000	753,625
Edison International, 3.75%, 09/15/17	690,000	705,319
Total Electric		1,458,944

Food – 1.7%
Kroger Co. (The), 2.20%, 01/15/17	1,055,000	1,058,239
Kroger Co. (The), 6.40%, 08/15/17	540,000	564,706
Total Food		1,622,945

Gas – 0.9%
Sempra Energy, 2.30%, 04/01/17	820,000	824,166

Insurance – 0.4%
Aflac, Inc., 2.65%, 02/15/17	380,000	382,090

Internet – 2.3%
Amazon.com, Inc., 1.20%, 11/29/17	1,090,000	1,091,512
eBay, Inc., 1.35%, 07/15/17	1,065,000	1,066,479
Total Internet		2,157,991

Media – 1.6%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 03/15/17	495,000	497,944
Time Warner Cable, Inc., 5.85%, 05/01/17	1,030,000	1,055,869
Total Media		1,553,813

Oil & Gas – 4.0%
Chevron Corp., 1.10%, 12/05/17	1,065,000	1,064,409
ConocoPhillips Co., 1.05%, 12/15/17	1,075,000	1,067,899

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)
Oil & Gas (continued)
Phillips 66, 2.95%, 05/01/17	$1,050,000	$1,059,600
Valero Energy Corp., 6.13%, 06/15/17	535,000	554,040
Total Oil & Gas		3,745,948

Pharmaceuticals – 4.0%
AbbVie, Inc., 1.75%, 11/06/17	1,155,000	1,159,106
Actavis, Inc., 1.88%, 10/01/17	1,065,000	1,068,935
AmerisourceBergen Corp., 1.15%, 05/15/17	475,000	474,768
Cardinal Health, Inc., 1.90%, 06/15/17	1,030,000	1,035,317
Total Pharmaceuticals		3,738,126

Pipelines – 2.4%
Boardwalk Pipelines LP, 5.50%, 02/01/17	430,000	434,122
Energy Transfer Partners LP, 6.13%, 02/15/17	170,000	172,592
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	795,000	806,557
ONEOK Partners LP, 6.15%, 10/01/16	860,000	860,000
Total Pipelines		2,273,271

Real Estate Investment Trusts – 1.5%
HCP, Inc., 5.63%, 05/01/17	861,000	881,336
Welltower, Inc., 4.70%, 09/15/17	500,000	515,034
Total Real Estate Investment Trusts		1,396,370

Retail – 2.2%
Macy's Retail Holdings, Inc., 5.90%, 12/01/16	984,000	991,482
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,055,000	1,061,066
Total Retail		2,052,548

Semiconductors – 1.1%
Intel Corp., 1.35%, 12/15/17	1,055,000	1,058,481

Telecommunications – 2.6%
AT&T, Inc., 2.40%, 03/15/17	1,000,000	1,005,947
AT&T, Inc., 1.77%, 06/30/20@	350,000	353,217
Verizon Communications, Inc., 1.10%, 11/01/17	1,075,000	1,073,674
Total Telecommunications		2,432,838

Transportation – 1.4%
Norfolk Southern Corp., 7.70%, 05/15/17	345,000	358,909
Ryder System, Inc., Series MTN, 2.50%, 03/01/17	1,000,000	1,003,842
Total Transportation		1,362,751
Total Corporate Bonds
(Cost $44,577,973)		44,619,845

ASSET BACKED SECURITIES – 24.3%
Diversified Financial Services – 24.3%
Ally Auto Receivables Trust, Class A3, Series 2014-1, 0.97%, 10/15/18	641,991	642,152
American Express Credit Account Master Trust, Class A, Series 2013-2, 0.94%, 05/17/21@	1,520,000	1,525,456
American Express Credit Account Master Trust, Class A, Series 2014-1, 0.89%, 12/15/21@	400,000	401,792
American Express Credit Account Secured Note Trust, Class A, Series 2012-4, 0.76%, 05/15/20@	350,000	350,342
BA Credit Card Trust, Class A, Series 2015-A1, 0.85%, 06/15/20@	1,310,000	1,312,701
BA Credit Card Trust, Class A11, Series 2007-A11, 0.59%, 12/15/19@	590,000	589,874
Cabela's Credit Card Master Note Trust, Class A1, Series 2012-1A, 1.63%, 02/18/20‡	700,000	700,984
Capital One Multi-Asset Execution Trust, Class A1, Series 2014-A1, 0.88%, 11/15/19@	1,225,000	1,225,598
Capital One Multi-Asset Execution Trust, Class A3, Series 2014-A3, 0.90%, 01/18/22@	400,000	401,305
Capital One Multi-Asset Execution Trust, Class A5, Series 2007-A5, 0.56%, 07/15/20@	525,000	524,614

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CarMax Auto Owner Trust, Class A2B, Series 2015-4, 1.12%, 04/15/19@	$722,834	$724,132
CarMax Auto Owner Trust, Class A3, Series 2014-1, 0.79%, 10/15/18	121,581	121,518
Chase Issuance Trust, Class A, Series 2013-A9, 0.94%, 11/16/20@	400,000	401,845
Chase Issuance Trust, Class A1, Series 2014-A1, 1.15%, 01/15/19	1,075,000	1,075,698
Chase Issuance Trust, Class A3, Series 2013-A3, 0.80%, 04/15/20@	345,000	345,546
Chase Issuance Trust, Class A8, Series 2013-A8, 1.01%, 10/15/18	500,000	500,048
Citibank Credit Card Issuance Trust, Class A2, Series 2013-A2, 0.81%, 05/26/20@	600,000	601,169
Citibank Credit Card Issuance Trust, Class A4, Series 2013-A4, 0.95%, 07/24/20@	500,000	502,149
Citibank Credit Card Issuance Trust, Class A4, Series 2014-A4, 1.23%, 04/24/19	750,000	751,281
Discover Card Execution Note Trust, Class A4, Series 2012-A4, 0.89%, 11/15/19@	1,325,000	1,327,529
Discover Card Execution Note Trust, Class A5, Series 2013-A5, 1.04%, 04/15/19	695,000	695,005
Fifth Third Auto Trust, Class A3, Series 2014-2, 0.89%, 11/15/18	218,396	218,386
First National Master Note Trust, Class A, Series 2013-2, 1.05%, 10/15/19@	625,000	625,112
Ford Credit Auto Owner Trust, Class A3, Series 2014-B, 0.90%, 10/15/18	413,561	413,540
Ford Credit Floorplan Master Owner Trust A, Class A1, Series 2014-1, 1.20%, 02/15/19	850,000	850,576
Honda Auto Receivables Owner Trust, Class A2, Series 2015-3, 0.92%, 11/20/17	160,796	160,781
Honda Auto Receivables Owner Trust, Class A3, Series 2014-2, 0.77%, 03/19/18	139,526	139,452
Honda Auto Receivables Owner Trust, Class A3, Series 2014-3, 0.88%, 06/15/18	839,099	838,916
Hyundai Auto Receivables Trust, Class A2A, Series 2015-C, 0.99%, 11/15/18	551,473	551,287
Hyundai Auto Receivables Trust, Class B, Series 2013-A, 1.13%, 09/17/18	800,000	800,533
Nissan Auto Receivables Owner Trust, Class A2, Series 2015-A, 0.67%, 09/15/17	19,205	19,203
Nissan Auto Receivables Owner Trust, Class A2A, Series 2015-C, 0.87%, 11/15/18	694,479	694,051
Nissan Auto Receivables Owner Trust, Class A3, Series 2013-C, 0.67%, 08/15/18	112,370	112,094
Toyota Auto Receivables Owner Trust, Class A2A, Series 2016-A, 1.03%, 07/16/18	1,600,000	1,600,774
USAA Auto Owner Trust, Class B, Series 2014-1, 1.34%, 08/17/20	1,145,000	1,145,516
Total Asset Backed Securities
(Cost $22,876,011)		22,890,959

MORTGAGE BACKED SECURITIES – 12.4%
Commercial Mortgage Backed Securities – 12.4%
Banc of America Commercial Mortgage Trust, Class AM, Series 2007-4, 6.00%, 02/10/51@	425,000	438,303
Bear Stearns Commercial Mortgage Securities Trust, Class A1A, Series 2007-PW16, 5.91%, 06/11/40@	299,151	304,808

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Commercial Mortgage Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-T28, 5.74%, 09/11/42@	$658,654	$677,646
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW15, 5.33%, 02/11/44	575,756	580,088
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	760,337	781,361
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	86,249	86,623
CD Mortgage Trust, Class A4, Series 2007-CD5, 5.89%, 11/15/44@	1,065,685	1,092,681
CFCRE Commercial Mortgage Trust, Class A2, Series 2011-C2, 3.06%, 12/15/47	4,829	4,836
COMM Mortgage Trust, Class A4, Series 2007-C9, 6.01%, 12/10/49@	1,234,846	1,263,781
DBRR Trust, Class A, Series 2013-EZ3, 1.64%, 12/18/49@‡	25,305	25,412
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C02, 1.48%, 05/25/24@	225,471	225,770
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2014-C03, 1.73%, 07/25/24@	617,407	618,927
Fannie Mae Connecticut Avenue Securities, Class 2M1, Series 2015-C02, 1.73%, 05/25/25@	415,407	416,158
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2016-C04, 1.98%, 01/25/29@	1,401,763	1,410,806
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	712,936	723,576
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, Series 2014-DN3, 2.93%, 08/25/24@	681,315	685,556
GS Mortgage Securities Trust, Class A2, Series 2011-GC5, 3.00%, 08/10/44	9,300	9,296
GS Mortgage Securities Trust, Class A2, Series 2012-GCJ7, 2.32%, 05/10/45	439,551	440,835
HILT Mortgage Trust, Class XEXT, Series 2014-ORL, 1.10%, 07/15/29@‡	6,598,125	6,186
Morgan Stanley Capital I Trust, Class A1A, Series 2007-T27, 5.82%, 06/11/42@	572,025	585,096
Morgan Stanley Capital I Trust, Class A4, Series 2007-T27, 5.82%, 06/11/42@	1,002,226	1,023,230
Morgan Stanley Capital I Trust, Class A3, Series 2007-T25, 5.51%, 11/12/49@	81,388	81,601
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ16, 5.81%, 12/12/49	220,826	227,114
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2006-C29, 5.31%, 11/15/48	20,373	20,357
Total Mortgage Backed Securities
(Cost $11,724,786)		11,730,047

FOREIGN BONDS – 7.6%
Banks – 0.2%
BNP Paribas SA, Series MTN, 2.38%, 09/14/17 (France)	200,000	201,576

Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc., 0.92%, 01/27/17 (Belgium)@	450,000	450,158

Mining – 2.2%
BHP Billiton Finance USA Ltd., 1.88%, 11/21/16 (Australia)	1,055,000	1,055,954

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
FOREIGN BONDS (continued)
Mining (continued)
Rio Tinto Finance USA PLC, 2.00%, 03/22/17 (United Kingdom)	$1,000,000	$1,002,831
Total Mining		2,058,785

Oil & Gas – 3.6%
BP Capital Markets PLC, 1.85%, 05/05/17 (United Kingdom)	1,000,000	1,004,432
Petroleos Mexicanos, 3.50%, 01/30/23 (Mexico)	385,000	364,210
Shell International Finance BV, 1.13%, 08/21/17 (Netherlands)	1,060,000	1,060,467
Total Capital International SA, 1.55%, 06/28/17 (France)	1,000,000	1,002,961
Total Oil & Gas		3,432,070

Telecommunications – 1.1%
Vodafone Group PLC, 1.63%, 03/20/17 (United Kingdom)	1,065,000	1,066,602

Total Foreign Bonds
(Cost $7,220,914)		7,209,191

U.S. TREASURY NOTES – 6.1%
U.S. Treasury Note, 0.63%, 10/15/16(a)	2,830,000	2,830,472
U.S. Treasury Note, 0.63%, 11/15/16	950,000	950,499
U.S. Treasury Note, 0.63%, 02/15/17	2,000,000	2,002,050
Total U.S. Treasury Notes
(Cost $5,781,886)		5,783,021

MUNICIPAL BONDS – 0.7%
City of Houston TX Airport System Revenue, 1.30%, 01/01/17	50,000	50,072
Fairlake Metropolitan District, 4.00%, 12/01/16	105,000	105,488
Kentucky State Property & Building Commission, 4.44%, 11/01/16	50,000	50,116
Massachusetts Educational Financing Authority, 5.00%, 01/01/17	45,000	45,297
Michigan Finance Authority, Series A, 5.00%, 05/01/17	290,000	296,397
South Carolina State Public Service Authority, 5.04%, 01/01/17	50,000	50,527
Wisconsin Health & Educational Facilities Authority, Series A, 4.25%, 12/01/16	45,000	45,238
Wisconsin Health & Educational Facilities Authority, Series A, 4.25%, 12/01/16	5,000	5,026
Total Municipal Bonds
(Cost $648,236)		648,161

U.S. TREASURY BILL – 0.1%
U.S. Treasury Bill, 0.42%, 03/30/17(b)
(Cost $99,820)	100,000	99,787

MONEY MARKET FUND – 2.5%
JP Morgan US Government Money Market Fund - Institutional Class, 0.33%(c) (Cost $2,384,877)	2,384,877	2,384,877
REPURCHASE AGREEMENTS – 2.2%(d)
Citibank NA, dated 09/30/16, due 10/03/16, 0.52%, total to be received $207,349, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 11/15/16-09/09/49, totaling $211,403)	207,346	207,346
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $311,024, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $316,194)	311,020	311,020
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $482,607, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $490,862)	482,600	482,600

See accompanying Notes to Schedules of Investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
HSBC Securities USA, Inc., dated 09/30/16, due 10/03/16, 0.46%, total to be received $482,606, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.13%, 10/03/16-07/15/37, totaling $491,712)	$482,600	$482,600
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.50%, total to be received $107,236, (collateralized by various U.S. Government Agency Obligations, 2.14%-6.00%, 03/01/26-09/01/46, totaling $109,113)	107,235	107,235
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $482,607, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $491,059)	482,600	482,600
Total Repurchase Agreements
(Cost $2,073,401)		2,073,401
Total Investments – 103.2%
(Cost $97,387,904)		97,439,289
Liabilities in Excess of Other Assets – (3.2%)		(3,004,819)
Net Assets – 100.0%		$94,434,470

LP - Limited Partnership

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,031,235; the aggregate market value of the collateral held by the fund is $2,073,401.
(b)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(c)	Rate shown reflects the 7-day yield as of September 30, 2016.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	1.1%
Auto Manufacturers	3.4
Banks	9.5
Beverages	1.7
Biotechnology	1.1
Chemicals	1.7
Commercial Mortgage Backed Securities	12.4
Diversified Financial Services	26.2
Electric	1.5
Food	1.7
Gas	0.9
Insurance	0.4
Internet	2.3
Media	1.6
Mining	2.2
Municipal Bonds	0.7
Oil & Gas	7.6
Pharmaceuticals	4.0
Pipelines	2.4
Real Estate Investment Trusts	1.5
Retail	2.2
Semiconductors	1.1
Sovereign	6.1
Telecommunications	3.7
Transportation	1.4
U.S. Treasury Bill	0.1
Money Market Fund	2.5
Repurchase Agreements	2.2
Total Investments	103.2
Liabilities in Excess of Other Assets	(3.2)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares/ Contracts	Value
EXCHANGE TRADED FUNDS – 94.4%
Asset Allocation Fund – 2.0%
SPDR Barclays Convertible Securities ETF	7,447	$345,243

Debt Fund – 15.0%
PowerShares Fundamental High Yield Corporate Bond Portfolio	45,649	861,397
SPDR Doubleline Total Return Tactical ETF	16,797	843,041
Vanguard Intermediate-Term Bond ETF	9,786	857,841
Total Debt Fund		2,562,279

Equity Fund – 77.4%
iShares MSCI Emerging Markets ETF	20,331	761,396
SPDR S&P 500 ETF Trust(a)	49,698	10,749,677
Vanguard FTSE Developed Markets ETF	33,014	1,235,054
Vanguard REIT ETF	5,767	500,230
Total Equity Fund		13,246,357
Total Exchange Traded Funds
(Cost $15,057,834)		16,153,879

MONEY MARKET FUND – 5.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.21%(b) (Cost $975,691)	975,691	975,691

PURCHASED PUT OPTION – 0.3%
SPDR S&P 500 ETF Trust, Option expiring 11/18/16, Strike Price $213.00 (Cost $81,309)	165	50,655
Total Investments Before Written Options – 100.4%
(Cost $16,114,834)		17,180,225

WRITTEN CALL OPTIONS – (0.3)%
iShares MSCI Emerging Markets ETF, expiring 10/21/16, Strike Price $38.00	(106)	(4,452)
SPDR S&P 500 ETF Trust, expiring 10/21/16, Strike Price $218.00	(310)	(43,090)
Total Written Call Options
[Premiums Received $(41,477)]		(47,542)
Total Written Options – (0.3)%
[Premiums Received $(41,477)]		(47,542)
Total Investments – 100.1%
(Cost $16,073,357)		17,132,683
Liabilities in Excess of Other Assets – (0.1)%		(9,754)
Net Assets – 100.0%		$17,122,929

ETF - Exchange Traded Fund

(a)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,060,041 as of September 30, 2016.
(b)	Rate shown reflects the 7-day yield as of September 30, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Asset Allocation Fund	2.0%
Debt Fund	15.0
Equity Fund	77.4
Purchased Put Option	0.3
Written Call Options	(0.3)
Money Market Fund	5.7
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.7%
Aerospace/Defense – 3.2%
B/E Aerospace, Inc.	22,458	$1,160,180
Lockheed Martin Corp.	2,328	558,068
Spirit AeroSystems Holdings, Inc., Class A*	42,248	1,881,726
TransDigm Group, Inc.*(a)	2,825	816,764
Total Aerospace/Defense		4,416,738

Airlines – 4.1%
Alaska Air Group, Inc.	15,118	995,671
Southwest Airlines Co.	25,184	979,406
United Continental Holdings, Inc.*	70,050	3,675,524
Total Airlines		5,650,601

Apparel – 0.8%
Ralph Lauren Corp.	11,057	1,118,305

Auto Parts & Equipment – 2.4%
Allison Transmission Holdings, Inc.	70,135	2,011,472
Lear Corp.	11,103	1,345,905
Total Auto Parts & Equipment		3,357,377

Banks – 4.5%
Capital One Financial Corp.	24,575	1,765,222
Northern Trust Corp.	8,214	558,470
PNC Financial Services Group, Inc. (The)	9,634	867,927
Regions Financial Corp.	155,059	1,530,432
State Street Corp.	13,085	911,109
US Bancorp	14,285	612,684
Total Banks		6,245,844

Beverages – 2.2%
Brown-Forman Corp., Class B	51,402	2,438,511
Dr Pepper Snapple Group, Inc.	6,250	570,687
Total Beverages		3,009,198

Biotechnology – 2.4%
Biogen, Inc.*	8,447	2,644,164
United Therapeutics Corp.*	5,550	655,344
Total Biotechnology		3,299,508

Chemicals – 3.9%
Celanese Corp., Series A	15,107	1,005,522
Dow Chemical Co. (The)	16,004	829,487
PPG Industries, Inc.	5,384	556,490
Valspar Corp. (The)	21,448	2,274,989
WR Grace & Co.	9,538	703,905
Total Chemicals		5,370,393

Commercial Services – 6.8%
Automatic Data Processing, Inc.	23,044	2,032,481
H&R Block, Inc.	139,643	3,232,735
Robert Half International, Inc.	16,999	643,582
Service Corp. International	35,340	937,924
United Rentals, Inc.*	32,895	2,581,928
Total Commercial Services		9,428,650

Diversified Financial Services – 7.2%
American Express Co.	29,844	1,911,210
Ameriprise Financial, Inc.	26,799	2,673,736
Discover Financial Services	31,200	1,764,360
E*TRADE Financial Corp.*	39,057	1,137,340
Eaton Vance Corp.(a)	21,125	824,931
Invesco Ltd.	31,534	986,068
Nasdaq Inc.	10,337	698,161
Total Diversified Financial Services		9,995,806

Electric – 0.8%
NRG Energy, Inc.	102,881	1,153,296

Electrical Components & Equipment – 0.6%
Emerson Electric Co.	14,354	782,437

Electronics – 1.0%
FLIR Systems, Inc.	20,448	642,476
Trimble Navigation Ltd.*	28,510	814,246
Total Electronics		1,456,722

Engineering & Construction – 0.8%
Jacobs Engineering Group, Inc.*	10,578	547,094
SBA Communications Corp., Class A*	5,587	626,638
Total Engineering & Construction		1,173,732

Food – 3.5%
Sysco Corp.	50,940	2,496,570
Whole Foods Market, Inc.	81,135	2,300,177
Total Food		4,796,747

Healthcare - Products – 1.0%
Abbott Laboratories	13,922	588,761
Patterson Cos., Inc.(a)	16,441	755,300
Total Healthcare - Products		1,344,061

Healthcare - Services – 0.9%
DaVita Inc.*	10,028	662,550
Universal Health Services, Inc., Class B	5,115	630,270
Total Healthcare - Services		1,292,820

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Home Builders – 0.6%
NVR, Inc.*	492	$806,816

Insurance – 13.1%
Alleghany Corp.*	1,607	843,707
Allstate Corp. (The)	29,090	2,012,446
Axis Capital Holdings Ltd.	38,831	2,109,689
Hartford Financial Services Group, Inc. (The)	33,450	1,432,329
Lincoln National Corp.	37,951	1,782,938
Loews Corp.	26,076	1,073,027
Principal Financial Group, Inc.(a)	13,754	708,469
Prudential Financial, Inc.	6,990	570,734
Reinsurance Group of America, Inc.	8,551	922,995
RenaissanceRe Holdings Ltd. (Bermuda)	16,807	2,019,529
Travelers Cos., Inc. (The)	15,909	1,822,376
Unum Group	33,139	1,170,138
XL Group Ltd (Ireland)	50,658	1,703,629
Total Insurance		18,172,006

Internet – 1.1%
IAC/InterActiveCorp	10,348	646,439
Priceline Group, Inc. (The)*	581	854,936
Total Internet		1,501,375

Leisure Time – 2.2%
Harley-Davidson, Inc.(a)	56,688	2,981,222

Machinery - Diversified – 4.1%
Deere & Co.	27,819	2,374,352
Nordson Corp.	32,826	3,270,454
Total Machinery - Diversified		5,644,806

Media – 3.3%
CBS Corp., Class B	38,482	2,106,505
Twenty-First Century Fox, Inc., Class A	101,273	2,452,832
Total Media		4,559,337

Miscellaneous Manufacturing – 0.5%
Parker-Hannifin Corp.	5,779	725,438

Oil & Gas – 1.4%
Valero Energy Corp.	36,853	1,953,209

Pharmaceuticals – 2.3%
AmerisourceBergen Corp.(a)	32,529	2,627,692
McKesson Corp.	3,377	563,115
Total Pharmaceuticals		3,190,807

Real Estate Investment Trusts – 3.4%
American Capital Agency Corp.	79,672	1,556,791
Host Hotels & Resorts, Inc.	34,497	537,118
Macerich Co. (The)	31,680	2,561,962
Total Real Estate Investment Trusts		4,655,871

Retail – 12.0%
Advance Auto Parts, Inc.	4,033	601,401
Best Buy Co., Inc.	80,564	3,075,934
Domino's Pizza, Inc.	18,285	2,776,577
Foot Locker, Inc.	12,380	838,374
Home Depot, Inc. (The)	6,627	852,762
Nordstrom, Inc.(a)	71,756	3,722,701
PVH Corp.	6,454	713,167
Ross Stores, Inc.	9,770	628,211
Sally Beauty Holdings, Inc.*(a)	74,839	1,921,866
Tiffany & Co.(a)	10,250	744,457
TJX Cos., Inc. (The)	9,363	700,165
Total Retail		16,575,615

Software – 5.9%
Akamai Technologies, Inc.*	10,708	567,417
CA, Inc.	17,589	581,844
CDK Global, Inc.	15,738	902,732
Cerner Corp.*	9,645	595,579
Citrix Systems, Inc.*	20,752	1,768,485
Intuit, Inc.	19,945	2,194,150
Oracle Corp.	39,965	1,569,825
Total Software		8,180,032

Telecommunications – 0.6%
CenturyLink, Inc.	29,239	802,026

Textiles – 0.4%
Mohawk Industries, Inc.*	3,070	615,044

Transportation – 1.7%
CSX Corp.	27,097	826,459
JB Hunt Transport Services, Inc.	11,787	956,397
Norfolk Southern Corp.	6,157	597,598
Total Transportation		2,380,454
Total Common Stocks
(Cost $130,356,493)		136,636,293

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

Investments	Shares/Principal	Value
MONEY MARKET FUNDS – 2.7%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.34%(b)(c)	331,000	$331,000
Federated Government Obligations Fund, Institutional Class, 0.31%(b)(c)	351,000	351,000
Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.31%(b)(c)	351,000	351,000
Invesco STIT - Government & Agency Portfolio, Institutional Class, 0.31%(b)(c)	320,000	320,000
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.36%(b)(c)	331,000	331,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.29%(b)(c)	351,000	351,000
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.28%(b)	1,751,769	1,751,769
Total Money Market Funds
(Cost $3,786,769)		3,786,769

REPURCHASE AGREEMENTS – 7.4%
BNP Paribas Securities Corp., dated 09/30/16, due 10/03/16, 0.50%, total to be received $2,705,834, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 10/15/16-09/09/49, totaling $2,747,117)	$2,705,796	2,705,796
Citigroup Global Markets, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $1,849,542, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/20-09/09/49, totaling $1,880,282)	1,849,515	1,849,515
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.52%, total to be received $2,869,873, (collateralized by various U.S. Government Agency Obligations, 0.00%-9.00%, 10/13/16-09/09/49, totaling $2,918,963)	2,869,832	2,869,832
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.52%, total to be received $2,869,873, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 04/15/17-02/20/63, totaling $2,920,132)	2,869,832	2,869,832
Total Repurchase Agreements
(Cost $10,294,975)		10,294,975
Total Investments – 108.8%
(Cost $144,438,237)		150,718,037
Liabilities in Excess of Other Assets – (8.8%)		(12,236,427)
Net Assets – 100.0%		$138,481,610

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $14,229,256; the aggregate market value of the collateral held by the fund is $14,563,177. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,233,202.
(b)	Rate shown reflects the 7-day yield as of September 30, 2016.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace/Defense	3.2%
Airlines	4.1
Apparel	0.8

See accompanying Notes to Schedules of Investments.

ADVISORSHARES WILSHIRE BUYBACK ETF

(Formerly AdvisorShares TrimTabs Float Shrink ETF)

Schedule of Investments (continued)

September 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)
% of
Net Assets
Auto Parts & Equipment	2.4%
Banks	4.5
Beverages	2.2
Biotechnology	2.4
Chemicals	3.9
Commercial Services	6.8
Diversified Financial Services	7.2
Electric	0.8
Electrical Components & Equipment	0.6
Electronics	1.0
Engineering & Construction	0.8
Food	3.5
Healthcare - Products	1.0
Healthcare - Services	0.9
Home Builders	0.6
Insurance	13.1
Internet	1.1
Leisure Time	2.2
Machinery - Diversified	4.1
Media	3.3
Miscellaneous Manufacturing	0.5
Oil & Gas	1.4
Pharmaceuticals	2.3
Real Estate Investment Trusts	3.4
Retail	12.0
Software	5.9
Telecommunications	0.6
Textiles	0.4
Transportation	1.7
Money Market Funds	2.7
Repurchase Agreements	7.4
Total Investments	108.8
Liabilities in Excess of Other Assets	(8.8)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

ADVISORSHARES YIELDPRO ETF

Schedule of Investments

September 30, 2016 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 98.9%
Debt Fund – 98.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,008	$2,710,946
iShares National Muni Bond ETF	24,484	2,760,571
SPDR Barclays Short Term Corporate Bond ETF	106,240	3,269,005
VanEck Vectors AMT-Free Intermediate Municipal Index ETF	112,729	2,772,006
Vanguard Short-Term Bond ETF	40,653	3,285,982
Vanguard Short-Term Corporate Bond ETF	40,738	3,281,446
Total Exchange Traded Funds
(Cost $17,845,956)		18,079,956

MONEY MARKET FUND – 1.4%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.28%(a) (Cost $255,140)	255,140	255,140
Total Investments – 100.3%
(Cost $18,101,096)		18,335,096
Liabilities in Excess of Other Assets – (0.3%)		(58,577)
Net Assets – 100.0%		$18,276,519

ETF - Exchange Traded Fund

(a)	Rate shown reflects the 7-day yield as of September 30, 2016.

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Debt Fund	98.9%
Money Market Fund	1.4
Total Investments	100.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

See accompanying Notes to Schedules of Investments.

Notes to the Schedules of Investments (Unaudited)

September 30, 2016

1. Consolidation of Subsidiaries

The Consolidated Schedules of Investments of the ETFs listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Funds	Wholly Owned Subsidiary
Gartman Gold/Euro ETF	AdvisorShares Gartman Gold/Euro CFC
Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

A summary of each ETF's investment in its corresponding subsidiary is as follows:

Funds	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2016	% of ETF's Total Net Assets at September 30, 2016
Gartman Gold/Euro ETF	February 11, 2014	$4,905,141	17.5%
Gartman Gold/Yen ETF	February 11, 2014	$4,415,743	17.6%

2. Summary of Fair Value Disclosure

The Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 820-10, Fair Value Measurements and Disclosures, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Funds’ assets carried at fair value:

Assets	Athena High Dividend ETF	CornerStone Small Cap ETF	Dorsey Wright ADR ETF[1]	EquityPro ETF	Focused Equity ETF	Gartman Gold/Euro ETF
Level 1
Exchange Traded Funds	$-	$-	$-	$13,731,758	$-	$-
Common Stocks	7,603,239	3,022,374	14,974,499	-	2,470,293	-
Money Market Funds	53,162	1,715	223,475	2,371,096	49,499	18,102,795
Level 2
Repurchase Agreements	1,083,555	297,981	1,205,468	356,018	-	-

Liabilities
Level 1
Futures†	-	-	-	-	-	(246,914)
Total	$8,739,956	$3,322,070	$16,403,442	$16,458,872	$2,519,792	$17,855,881

Assets	Gartman Gold/Yen ETF	Global Echo ETF	KIM Korea Equity ETF	Madrona Domestic ETF		Madrona Global Bond ETF	Madrona International ETF
Level 1
Exchange Traded Funds	$-	$-	$-	$-		$20,583,641	$-
Common Stocks	-	2,948,069	2,244,111	27,506,100		-	14,674,715
Money Market Funds	16,217,080	-	-	385,034		238,726	763,286
Level 2
Municipal Bonds	-	105,308	-	-		-	-
U.S. Government Agency Securities	-	780,652	-	-		-	-
Asset Backed Securities	-	666,088	-	-		-	-
Repurchase Agreements	-	88,341	-	1,111,180		2,435,823	1,876,878
Level 3
Common Stocks	-	-	-	—	*	-	-

Liabilities
Level 1
Futures†	(480,798)	-	-	-		-	-
Total	$15,736,282	$4,588,458	$2,244,111	$29,002,314		$23,258,190	$17,314,879

Assets	Market Adaptive Unconstrained Income ETF	Meidell Tactical Advantage ETF	Morgan Creek Global Tactical ETF	Newfleet Multi- Sector Income ETF	Pacific Asset Enhanced Floating Rate ETF	Peritus High Yield ETF
Level 1
Exchange Traded Funds	$958,943	$14,898,704	$3,654,705	$-	$-	$-
Closed-End Fund	-	-	207,140	-	-	-
Money Market Funds	-	386,524	3,918,107	13,506,406	1,564,759	9,281,122
Level 2
Corporate Bonds	-	-	-	47,771,052	2,409,431	145,324,437
Foreign Bonds	-	-	-	15,852,048	-	21,190,065
U.S. Treasury Note	-	-	-	1,010,938	-	-
U.S. Government Agency Securities	-	-	-	6,816,554	-	-
Asset Backed Securities	-	-	-	69,486,321	-	-
Mortgage Backed Securities	-	-	-	89,033,264	-	-
Term Loans	-	-	-	23,095,195	24,038,806	39,015,779
Repurchase Agreements	-	4,349,148	1,021,511	2,393,074	319,676	9,139,487
Total	$958,943	$19,634,376	$8,801,463	$268,964,852	$28,332,672	$223,950,890

Assets	QAM Equity Hedge ETF	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy- Write ETF	Wilshire Buyback ETF[2]	YieldPro ETF
Level 1
Exchange Traded Funds	$4,695,681	$81,984,375	$-	$16,153,879	$-	$18,079,956
Purchased Options	-	-	-	50,655	-	-
Common Stocks	-	-	-	-	136,636,293	-
Money Market Funds	853,420	26,712,918	2,384,877	975,691	3,786,769	255,140
Level 2
Corporate Bonds	-	-	44,619,845	-	-	-
Foreign Bonds	-	-	7,209,191	-	-	-
Municipal Bonds	-	-	648,161	-	-	-
U.S. Treasury Note	-	-	5,783,021	-	-	-
U.S. Treasury Bill	-	-	99,787	-	-	-
Asset Backed Securities	-	-	22,890,959	-	-	-
Mortgage Backed Securities	-	-	11,730,047	-	-	-
Repurchase Agreements	-	-	-	-	10,294,975	-

Liabilities
Level 1
Common Stocks	-	(206,840,551)	-	-	-	-
Written Options	-	-	-	(47,542)	-	-
Exchange Traded Funds	(174,552)	-	-	-	-	-
Total	$5,374,549	$(98,143,258)	$95,365,888	$17,132,683	$150,718,037	$18,335,096

* Market value of securities included rounds to less than $1.

† Derivative instruments, including swap contracts and futures, are valued at the net unrealized appreciation (depreciation) on the instrument.

The Funds policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period. There were no recognized transfers between Level 1 and Level 2.

A reconciliation of assets or liabilities in which Level 3 inputs are used in determining fair value is presented when there are significant (individually, greater than 1% of the net assets of a fund, or collectively, greater than 5% of the net assets of a fund) Level 3 assets or liabilities at the end of the period.

3. Federal Income Tax

At September 30, 2016, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Athena High Dividend ETF	$8,557,993	$620,814	$(438,851)	$181,963	$-
CornerStone Small Cap ETF	3,054,059	333,838	(65,827)	268,011	-
Dorsey Wright ADR ETF[1]	16,274,413	573,857	(444,828)	129,029	-
EquityPro ETF	15,817,471	732,939	(91,538)	641,401	-
Focused Equity ETF	2,501,121	39,993	(21,322)	18,671	-
Gartman Gold/Euro ETF	18,102,795	-	-	-	(246,914)
Gartman Gold/Yen ETF	16,217,080	-	-	-	(480,798)
Global Echo ETF	4,322,509	417,544	(151,595)	265,949	-
KIM Korea Equity ETF	2,258,065	14,843	(28,797)	(13,954)	-
Madrona Domestic ETF	27,464,690	2,475,999	(938,375)	1,537,624	-
Madrona Global Bond ETF	22,809,528	691,906	(243,244)	448,662	-
Madrona International ETF	17,010,441	646,368	(341,930)	304,438	-
Market Adaptive Unconstrained Income ETF	951,851	7,586	(494)	7,092	-
Meidell Tactical Advantage ETF	19,509,038	125,338	-	125,338	-
Morgan Creek Global Tactical ETF	8,368,097	613,974	(180,608)	433,366	-
Newfleet Multi-Sector Income ETF	268,794,089	2,784,711	(2,613,948)	170,763	-
Pacific Asset Enhanced Floating Rate ETF	28,393,957	202,298	(263,583)	(61,285)	-
Peritus High Yield ETF	241,051,031	3,059,880	(20,160,021)	(17,100,141)	-
QAM Equity Hedge ETF	5,098,025	282,462	(5,938)	276,524	-
Ranger Equity Bear ETF	(92,640,813)	6,634,079	(12,136,524)	(5,502,445)	-
Sage Core Reserves ETF	97,387,904	94,640	(43,255)	51,385	-
STAR Global Buy-Write ETF	16,073,357	1,096,045	(36,719)	1,059,326	-
Wilshire Buyback ETF[2]	144,438,237	9,821,942	(3,542,142)	6,279,800	-
YieldPro ETF	18,101,096	234,000	-	234,000	-

4. Other Affiliated Parties and Transactions

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2016 are as follows:

Affiliated Fund Name	Value at 6/30/2016	Purchases/ Additions	Sales/ Reductions	Value at 09/30/2016	Dividend Income	Realized Gain (Loss)
Madrona Global Bond ETF
Peritus High Yield ETF	$1,631,570	$642,469	$(52,514)	$2,273,602	$38,076	$5,245
QAM Equity Hedge ETF
Sage Core Reserves ETF	278,950	-	-	278,250	717	-
Ranger Equity Bear ETF
Sage Core Reserves ETF	102,115,625	-	(19,889,166)	81,984,375	211,316	(108,934)

1 Effective September 1, 2016, AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF changed its name to AdvisorShares Dorsey Wright ADR ETF.

2 Effective July 1, 2016 , AdvisorShares TrimTabs Float Shrink ETF changed its name to AdvisorShares Wilshire Buyback ETF.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AdvisorShares Trust

By (Signature and Title)*    /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

(principal executive officer)

Date      11/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Noah Hamman

Noah Hamman, Chief Executive Officer

(principal executive officer)

Date      11/21/2016

By (Signature and Title)*    /s/ Dan Ahrens

Dan Ahrens, Treasurer

(principal financial officer)

Date      11/21/2016

* Print the name and title of each signing officer under his or her signature.